UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commision (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	2.1	2.1
Weatherford International Ltd.	1.1	1.2
Bank of America Corp.	1.0	1.3
American International Group, Inc.	0.9	1.1
Pride International, Inc.	0.9	0.5
	6.0
Top Five Bond Issuers as of January 31, 2004
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.0	13.7
U.S. Treasury Obligations	6.9	4.1
Freddie Mac	1.4	1.1
Government National Mortgage Association	0.9	1.9
Capital One Multi-Asset Execution Trust	0.2	0.3
	19.4
Top Five Market Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	18.2
Information Technology	12.1	10.3
Consumer Discretionary	10.5	11.3
Industrials	7.4	8.3
Health Care	7.1	6.9
Asset Allocation (% of fund's net assets)
As of January 31, 2004 *		As of July 31, 2003 **
	Stocks 67.8%		Stocks 66.2%
	Bonds 31.4%		Bonds 33.9%
	Convertible Securities 0.4%		Convertible Securities 0.9%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets*** (1.1)%
* Foreign investments	9.0%	** Foreign investments	8.5%

***Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of Futures Contracts and Swaps, if applicable.

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.1%
Fleetwood Enterprises, Inc. (a)	447,200	$ 5,456
Harley-Davidson, Inc.	133,100	6,793
		12,249
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc. (a)	240,000	8,484
Carnival Corp. unit	25,000	1,111
Choice Hotels International, Inc.	65,000	2,470
Kerzner International Ltd. (a)	330,000	14,058
Krispy Kreme Doughnuts, Inc. (a)	75,000	2,673
McDonald's Corp.	1,374,000	35,367
Multimedia Games, Inc. (a)	130,000	5,554
Rare Hospitality International, Inc. (a)	50,000	1,292
Royal Caribbean Cruises Ltd.	335,000	14,194
Station Casinos, Inc.	120,000	4,201
Wendy's International, Inc.	205,000	8,145
Wyndham International, Inc. Class A (a)	3,200,000	3,520
		101,069
Household Durables - 0.8%
Beazer Homes USA, Inc.	58,100	5,417
Champion Enterprises, Inc. (a)	1,437,100	9,600
D.R. Horton, Inc.	289,395	8,132
Leggett & Platt, Inc.	100,000	2,464
LG Electronics, Inc.	18,200	974
Newell Rubbermaid, Inc.	100,000	2,443
Standard Pacific Corp.	390,200	18,222
Techtronic Industries Co.	5,845,000	16,348
Toll Brothers, Inc. (a)	385,000	15,057
WCI Communities, Inc. (a)	100,000	2,185
		80,842
Internet & Catalog Retail - 0.1%
Coldwater Creek, Inc. (a)	81,100	1,178
InterActiveCorp (a)	205,000	6,642
J. Jill Group, Inc. (a)	119,300	1,527
		9,347
Leisure Equipment & Products - 0.0%
Brunswick Corp.	45,000	1,568
Polaris Industries, Inc.	20,000	1,658
		3,226
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - 4.2%
Cablevision Systems Corp. - NY Group Class A (a)	200,000	$ 5,116
Carmike Cinemas, Inc. (a)	100,000	3,319
Catalina Marketing Corp. (a)	400,000	7,640
Clear Channel Communications, Inc.	1,480,000	66,585
Cumulus Media, Inc. Class A (a)	197,700	4,041
EchoStar Communications Corp. Class A (a)	1,218,199	44,464
Emmis Communications Corp. Class A (a)	503,000	13,063
Fox Entertainment Group, Inc. Class A (a)	354,200	10,605
Lamar Advertising Co. Class A (a)	674,300	25,947
Liberty Media Corp. Class A (a)	3,145,368	36,612
News Corp. Ltd. sponsored ADR	505,000	16,190
NTL, Inc. (a)	872,630	57,890
Pixar (a)	40,000	2,660
Radio One, Inc. Class D (non-vtg.) (a)	437,504	8,063
SBS Broadcasting SA (a)	160,000	5,098
Time Warner, Inc. (a)	2,839,242	49,885
Viacom, Inc. Class B (non-vtg.)	656,800	26,469
Vivendi Universal SA sponsored ADR (a)	400,000	10,608
Walt Disney Co.	1,455,000	34,920
		429,175
Multiline Retail - 0.2%
Barneys, Inc. warrants 4/1/08 (a)	430	9
Dollar General Corp.	266,700	5,926
Saks, Inc. (a)	620,000	10,540
ShopKo Stores, Inc. (a)	475,000	6,688
		23,163
Specialty Retail - 2.2%
Advance Auto Parts, Inc. (a)	130,000	5,060
AnnTaylor Stores Corp. (a)	105,000	4,253
AutoZone, Inc. (a)	95,000	8,010
Best Buy Co., Inc.	317,600	16,004
Big 5 Sporting Goods Corp. (a)	150,000	3,687
Blockbuster, Inc. Class A	275,000	5,148
Boise Cascade Corp.	410,000	13,305
CarMax, Inc. (a)	220,000	7,337
Christopher & Banks Corp.	622,501	12,133
Circuit City Stores, Inc.	1,180,000	12,626
Foot Locker, Inc.	550,000	13,607
Hollywood Entertainment Corp. (a)	920,000	11,086
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	545,000	$ 19,331
Limited Brands, Inc.	465,000	8,463
Linens 'N Things, Inc. (a)	307,000	8,860
Pier 1 Imports, Inc.	433,300	8,991
Regis Corp.	148,600	6,420
Ross Stores, Inc.	280,000	7,826
Sonic Automotive, Inc. Class A	175,000	3,917
Staples, Inc. (a)	151,000	4,018
Steiner Leisure Ltd. (a)	84,300	1,434
Too, Inc. (a)	225,000	3,443
Toys 'R' Us, Inc. (a)	860,000	12,143
Weight Watchers International, Inc. (a)	245,000	9,322
West Marine, Inc. (a)	445,000	12,242
Wet Seal, Inc. Class A (a)	1,150,000	10,074
Whitehall Jewellers, Inc. (a)	400,000	3,696
		232,436
Textiles Apparel & Luxury Goods - 0.3%
Kenneth Cole Productions, Inc. Class A	140,000	4,683
Liz Claiborne, Inc.	249,900	8,939
Perry Ellis International, Inc. (a)	223,500	4,948
Polo Ralph Lauren Corp. Class A	333,500	10,072
Reebok International Ltd.	90,000	3,490
		32,132
TOTAL CONSUMER DISCRETIONARY		923,639
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Constellation Brands, Inc. Class A (a)	95,000	3,186
The Coca-Cola Co.	721,500	35,527
		38,713
Food & Staples Retailing - 0.3%
CVS Corp.	600,000	21,432
Safeway, Inc. (a)	522,400	11,801
		33,233
Food Products - 0.6%
Bunge Ltd.	245,000	8,379
Dean Foods Co. (a)	875,100	28,003
Del Monte Foods Co. (a)	1,150,000	12,374
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
McCormick & Co., Inc. (non-vtg.)	100,000	$ 2,968
Smithfield Foods, Inc. (a)	420,000	9,664
		61,388
Household Products - 0.8%
Clorox Co.	90,000	4,399
Colgate-Palmolive Co.	425,000	21,790
Procter & Gamble Co.	505,000	51,045
		77,234
Personal Products - 0.1%
Alberto-Culver Co.	45,000	2,821
Avon Products, Inc.	119,100	7,541
Estee Lauder Companies, Inc. Class A	55,000	2,253
		12,615
Tobacco - 0.8%
Altria Group, Inc.	1,375,400	76,458
UST, Inc.	160,000	5,714
		82,172
TOTAL CONSUMER STAPLES		305,355
ENERGY - 6.6%
Energy Equipment & Services - 5.2%
BJ Services Co. (a)	972,377	38,059
Cooper Cameron Corp. (a)	457,900	19,094
Dril-Quip, Inc. (a)	243,700	4,606
ENSCO International, Inc.	142,800	4,070
Grant Prideco, Inc. (a)	3,377,100	45,929
Grey Wolf, Inc. (a)	3,935,000	16,448
Lone Star Technologies, Inc. (a)	90,000	1,480
Maverick Tube Corp. (a)	696,000	12,639
Nabors Industries Ltd. (a)	270,200	11,889
National-Oilwell, Inc. (a)	2,570,742	66,094
NS Group, Inc. (a)	225,000	1,996
Pride International, Inc. (a)	4,626,443	87,208
Rowan Companies, Inc. (a)	875,000	20,020
Smith International, Inc. (a)	1,113,600	53,965
TETRA Technologies, Inc. (a)	297,500	7,146
Trican Well Service Ltd. (a)	266,600	5,600
Varco International, Inc. (a)	740,850	16,076
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
W-H Energy Services, Inc. (a)	400,000	$ 6,332
Weatherford International Ltd. (a)	2,767,700	111,594
		530,245
Oil & Gas - 1.4%
Apache Corp.	651,000	25,050
Burlington Resources, Inc.	115,000	6,295
Chesapeake Energy Corp.	2,203,000	27,449
Cimarex Energy Co. (a)	265,000	6,991
EnCana Corp.	525,000	20,433
Encore Acquisition Co. (a)	320,100	8,137
Premcor, Inc. (a)	475,000	14,383
Quicksilver Resources, Inc. (a)	150,000	5,136
Southwestern Energy Co. (a)	195,000	4,027
Thunder Energy, Inc. (a)	664,900	3,868
Valero Energy Corp.	480,000	25,402
		147,171
TOTAL ENERGY		677,416
FINANCIALS - 14.3%
Capital Markets - 2.7%
Bank of New York Co., Inc.	1,075,000	34,131
Bear Stearns Companies, Inc.	135,000	11,117
E*TRADE Group, Inc. (a)	100,000	1,399
Eaton Vance Corp. (non-vtg.)	74,000	2,794
Federated Investors, Inc. Class B (non-vtg.)	462,300	14,280
Goldman Sachs Group, Inc.	188,500	18,765
J.P. Morgan Chase & Co.	1,078,500	41,943
Lehman Brothers Holdings, Inc.	234,900	19,285
Merrill Lynch & Co., Inc.	920,000	54,087
Morgan Stanley	1,158,000	67,407
Waddell & Reed Financial, Inc. Class A	405,000	10,749
		275,957
Commercial Banks - 3.1%
Bank of America Corp.	1,252,300	102,012
Bank of the Ozarks, Inc.	9,092	206
Bank One Corp.	1,240,000	62,756
Banknorth Group, Inc.	245,000	7,889
Boston Private Financial Holdings, Inc.	150,000	3,867
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	145,000	$ 7,584
Fifth Third Bancorp	227,700	13,159
FleetBoston Financial Corp.	755,000	33,658
M&T Bank Corp.	85,000	7,647
National Commerce Financial Corp.	185,000	5,250
Popular, Inc.	195,000	8,631
Silicon Valley Bancshares (a)	195,000	6,743
U.S. Bancorp, Delaware	295,600	8,357
UCBH Holdings, Inc.	110,000	4,385
Wachovia Corp.	738,056	34,128
Wells Fargo & Co.	60,000	3,445
Wintrust Financial Corp.	215,000	10,066
		319,783
Consumer Finance - 0.6%
American Express Co.	565,000	29,290
Capital One Financial Corp.	75,000	5,331
MBNA Corp.	695,000	18,737
SLM Corp.	220,000	8,448
		61,806
Diversified Financial Services - 2.4%
Alliance Capital Management Holding LP	140,000	5,160
CIT Group, Inc.	385,000	14,599
Citigroup, Inc.	4,419,704	218,687
Deutsche Boerse AG	230,000	13,698
		252,144
Insurance - 3.3%
ACE Ltd.	835,000	36,256
AFLAC, Inc.	600,000	22,128
Allmerica Financial Corp. (a)	1,115,300	38,679
AMBAC Financial Group, Inc.	140,000	10,468
American International Group, Inc.	1,356,531	94,211
Arch Capital Group Ltd. (a)	135,000	5,921
Conseco, Inc. (a)	950,000	21,565
Everest Re Group Ltd.	201,000	17,101
Fidelity National Financial, Inc.	117,500	4,842
Hartford Financial Services Group, Inc.	415,600	26,740
MBIA, Inc.	375,000	23,625
MetLife, Inc.	175,000	5,871
Navigators Group, Inc. (a)	72,935	2,327
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	172,500	$ 10,107
Scottish Annuity & Life Holdings Ltd.	650,000	14,099
Torchmark Corp.	100,000	4,744
		338,684
Real Estate - 0.3%
Alexandria Real Estate Equities, Inc.	45,000	2,783
Apartment Investment & Management Co. Class A	444,000	15,620
Capital Automotive (SBI)	50,000	1,765
CBL & Associates Properties, Inc.	45,000	2,720
CenterPoint Properties Trust (SBI)	65,000	5,207
Manufactured Home Communities, Inc.	100,000	3,360
		31,455
Thrifts & Mortgage Finance - 1.9%
Alliance Bancorp of New England, Inc. (f)	221,000	8,995
Bank Mutual Corp.	400,000	4,388
Countrywide Financial Corp.	155,268	12,973
Doral Financial Corp.	60,000	1,948
Fannie Mae	496,000	38,242
Farmer Mac Class C (non-vtg.) (a)	115,000	3,250
Fidelity Bankshares, Inc.	21,854	786
First Niagara Financial Group, Inc.	75,000	1,105
Freddie Mac	573,700	35,810
Golden West Financial Corp., Delaware	140,000	14,522
KNBT Bancorp, Inc.	250,000	4,430
NetBank, Inc.	712,300	8,120
New York Community Bancorp, Inc.	350,000	14,438
Sovereign Bancorp, Inc.	1,545,000	34,932
W Holding Co., Inc.	857,500	16,850
		200,789
TOTAL FINANCIALS		1,480,618
HEALTH CARE - 6.8%
Biotechnology - 0.7%
Alkermes, Inc. (a)	700,000	10,486
Angiotech Pharmaceuticals, Inc. (a)	100,000	2,614
ConjuChem, Inc. (a)	205,800	1,368
CSL Ltd.	1,051,421	14,031
Dendreon Corp. (a)	510,100	7,141
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	3,434	$ 12
Millennium Pharmaceuticals, Inc. (a)	824,739	14,548
Neurocrine Biosciences, Inc. (a)	190,000	10,752
Tanox, Inc. (a)	336,000	5,883
		66,835
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	10,000	640
Bausch & Lomb, Inc.	156,000	8,385
Baxter International, Inc.	899,100	26,209
Becton, Dickinson & Co.	235,000	10,589
Biomet, Inc.	120,000	4,639
Cyberonics, Inc. (a)	50,000	1,518
Dade Behring Holdings, Inc. (a)	325,000	12,594
Edwards Lifesciences Corp. (a)	421,200	14,670
Fisher Scientific International, Inc. (a)	60,000	2,679
Immucor, Inc. (a)	556,800	12,032
ResMed, Inc. (a)	75,000	3,304
St. Jude Medical, Inc. (a)	240,000	17,244
Synthes-Stratec, Inc.	4,967	5,110
Viasys Healthcare, Inc. (a)	75,000	1,782
		121,395
Health Care Providers & Services - 1.5%
Accredo Health, Inc. (a)	510,000	17,289
Aetna, Inc.	180,000	12,600
AMERIGROUP Corp. (a)	75,000	3,060
Cerner Corp. (a)	190,000	7,448
Covance, Inc. (a)	47,900	1,371
Health Management Associates, Inc. Class A	340,000	8,333
HealthSouth Corp. (a)	1,700,000	8,551
Humana, Inc. (a)	210,000	4,899
Lincare Holdings, Inc. (a)	375,000	12,068
Matria Healthcare, Inc. (a)	100,000	2,338
Medco Health Solutions, Inc. (a)	175,000	6,449
PacifiCare Health Systems, Inc. (a)	680,000	22,338
UnitedHealth Group, Inc.	675,000	41,094
VCA Antech, Inc. (a)	35,000	998
WebMD Corp. (a)	1,200,000	10,800
		159,636
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 3.4%
Abbott Laboratories	640,700	$ 27,601
Allergan, Inc.	5,000	414
Altana AG sponsored ADR	120,000	6,804
AstraZeneca PLC sponsored ADR	50,000	2,414
Barr Pharmaceuticals, Inc. (a)	105,000	7,905
Biovail Corp. (a)	600,000	13,446
Forest Laboratories, Inc. (a)	120,000	8,939
Guilford Pharmaceuticals, Inc. (a)	275,000	2,335
Johnson & Johnson	820,000	43,804
Kyorin Pharmaceutical Co. Ltd.	25,000	311
Merck & Co., Inc.	1,214,400	57,805
Novartis AG sponsored ADR	160,000	7,224
Pfizer, Inc.	1,992,400	72,982
Pharmaceutical Resources, Inc. (a)	210,000	13,022
Pharmion Corp.	327,400	5,258
Schering-Plough Corp.	2,191,100	38,432
Sepracor, Inc. (a)	260,000	7,033
Shire Pharmaceuticals Group PLC sponsored ADR (a)	250,000	7,313
Wyeth	758,500	31,061
		354,103
TOTAL HEALTH CARE		701,969
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.4%
Boeing Co.	295,000	12,316
Bombardier, Inc. Class B (sub. vtg.)	2,200,000	9,943
EADS NV	687,400	14,970
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	205,000	6,041
Goodrich Corp.	675,000	20,824
Honeywell International, Inc.	879,400	31,764
Lockheed Martin Corp.	157,200	7,643
Northrop Grumman Corp.	80,300	7,766
Precision Castparts Corp.	165,000	7,720
United Technologies Corp.	290,000	27,707
		146,694
Air Freight & Logistics - 0.1%
CNF, Inc.	135,000	4,312
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
United Parcel Service, Inc. Class B	5,000	$ 356
UTI Worldwide, Inc.	160,000	6,594
		11,262
Airlines - 0.4%
AMR Corp. (a)	149,619	2,454
Frontier Airlines, Inc. (a)(f)	2,943,700	29,025
Northwest Airlines Corp. (a)	792,285	9,048
Southwest Airlines Co.	127,300	1,903
Transat A.T., Inc. (a)	100,000	1,128
		43,558
Building Products - 0.3%
American Standard Companies, Inc. (a)	96,800	10,280
Masco Corp.	360,000	9,598
Trex Co., Inc. (a)	314,800	12,199
York International Corp.	50,000	1,908
		33,985
Commercial Services & Supplies - 1.1%
Bowne & Co., Inc.	5,000	76
CDI Corp.	258,900	8,430
Cendant Corp. (a)	1,315,000	29,785
Central Parking Corp.	275,000	5,500
Cintas Corp.	115,000	5,192
Copart, Inc. (a)	410,000	6,909
G&K Services, Inc. Class A	330,300	12,799
HON Industries, Inc.	195,000	8,165
Labor Ready, Inc. (a)	308,200	4,053
R.R. Donnelley & Sons Co.	150,000	4,688
Republic Services, Inc.	125,000	3,119
Robert Half International, Inc. (a)	725,000	17,030
Spherion Corp. (a)	315,200	3,061
Waste Management, Inc.	215,000	5,968
		114,775
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	681,200	17,623
Fluor Corp.	380,300	14,094
Granite Construction, Inc.	705,000	15,031
URS Corp. (a)	47,500	1,313
		48,061
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
A.O. Smith Corp.	260,000	$ 8,115
Industrial Conglomerates - 0.5%
General Electric Co.	263,200	8,851
Tyco International Ltd.	1,695,800	45,363
		54,214
Machinery - 1.9%
Actuant Corp. Class A (a)	446,800	16,237
AGCO Corp. (a)	1,244,700	25,093
Albany International Corp. Class A	137,000	4,418
Astec Industries, Inc. (a)	672,500	9,106
Caterpillar, Inc.	130,000	10,157
Cummins, Inc.	115,000	5,834
Ingersoll-Rand Co. Ltd. Class A	225,000	14,969
ITT Industries, Inc.	45,000	3,354
Manitowoc Co., Inc.	240,000	7,171
Navistar International Corp. (a)	474,000	22,539
Terex Corp. (a)	1,102,900	32,558
Timken Co.	1,540,000	33,957
Wabash National Corp. (a)	230,000	6,327
		191,720
Road & Rail - 0.4%
Arkansas Best Corp.	221,786	6,283
Canadian National Railway Co.	75,000	4,490
CSX Corp.	65,000	2,051
Laidlaw International, Inc. (a)	275,000	3,943
P.A.M. Transportation Services, Inc. (a)	113,072	2,004
Union Pacific Corp.	175,000	11,270
USF Corp.	255,000	8,726
		38,767
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	225,000	6,356
TOTAL INDUSTRIALS		697,507
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 1.4%
Adtran, Inc.	100,000	3,442
Alcatel SA sponsored ADR (a)	1,485,000	24,874
Avaya, Inc. (a)	925,000	16,077
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	735,000	$ 12,936
Enterasys Networks, Inc. (a)	2,576,200	10,949
Extreme Networks, Inc. (a)	150,000	1,274
Finisar Corp. (a)	1,898,700	6,418
Foundry Networks, Inc. (a)	25,000	596
Motorola, Inc.	2,120,000	35,150
Redback Networks, Inc. (a)	200,000	1,732
Scientific-Atlanta, Inc.	590,000	19,966
Telefonaktiebolaget LM Ericsson ADR (a)	328,500	7,556
		140,970
Computers & Peripherals - 1.0%
Diebold, Inc.	115,000	6,025
Hutchinson Technology, Inc. (a)	345,000	10,188
Komag, Inc. (a)	206,500	4,000
Lexmark International, Inc. Class A (a)	35,000	2,901
M-Systems Flash Disk Pioneers Ltd. (a)	725,000	13,014
Maxtor Corp. (a)	2,056,500	19,023
Seagate Technology	1,560,000	25,428
Sun Microsystems, Inc. (a)	1,250,000	6,638
Western Digital Corp. (a)	1,509,900	15,446
		102,663
Electronic Equipment & Instruments - 2.7%
Agilent Technologies, Inc. (a)	792,048	29,195
Agilysys, Inc.	303,776	4,019
Amphenol Corp. Class A (a)	450,000	29,732
Avnet, Inc. (a)	190,000	5,007
Bell Microproducts, Inc. (a)	507,538	4,822
Celestica, Inc. (sub. vtg.) (a)	2,433,100	41,766
Hon Hai Precision Industries Co. Ltd. unit	1,170,000	11,232
Ingram Micro, Inc. Class A (a)	1,581,900	26,418
National Instruments Corp.	50,000	2,464
Sanmina-SCI Corp. (a)	2,100,700	27,540
Solectron Corp. (a)	2,435,000	17,289
Symbol Technologies, Inc.	1,962,900	33,958
Tech Data Corp. (a)	243,000	10,082
Thermo Electron Corp. (a)	755,000	21,042
Vishay Intertechnology, Inc. (a)	295,000	6,856
Yageo Corp. sponsored GDR (a)	2,916,700	7,554
		278,976
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Vignette Corp. (a)	1,175,000	$ 2,797
IT Services - 0.7%
BearingPoint, Inc. (a)	50,000	480
Ceridian Corp. (a)	909,800	18,705
Concord EFS, Inc. (a)	235,000	3,318
CSG Systems International, Inc. (a)	550,000	7,882
DST Systems, Inc. (a)	150,000	6,422
First Data Corp.	532,100	20,837
infoUSA, Inc. (a)	100,000	941
The BISYS Group, Inc. (a)	655,000	11,790
		70,375
Office Electronics - 0.4%
Konica Minolta Holdings, Inc.	429,000	5,780
Xerox Corp. (a)	2,741,000	40,128
		45,908
Semiconductors & Semiconductor Equipment - 4.0%
Advantest Corp. sponsored ADR	245,000	5,089
Agere Systems, Inc.:
Class A (a)	9,638,700	37,109
Class B (a)	6,011,305	21,941
Analog Devices, Inc.	95,100	4,551
ASML Holding NV (NY Shares) (a)	1,160,000	22,342
Asyst Technologies, Inc. (a)	274,700	4,208
Atmel Corp. (a)	250,000	1,765
ATMI, Inc. (a)	728,200	19,312
Axcelis Technologies, Inc. (a)	1,435,000	18,210
Conexant Systems, Inc. (a)	1,000,000	6,670
Credence Systems Corp. (a)	485,000	6,877
Cree, Inc. (a)	365,000	9,151
Cymer, Inc. (a)	408,600	17,982
Fairchild Semiconductor International, Inc. (a)	1,551,900	38,022
FormFactor, Inc.	137,400	2,558
Intel Corp.	100,000	3,060
Intersil Corp. Class A	645,000	16,925
LSI Logic Corp. (a)	750,000	7,718
LTX Corp. (a)(f)	3,323,013	57,887
National Semiconductor Corp. (a)	213,200	8,198
NPTest Holding Corp.	1,124,500	12,819
NVIDIA Corp. (a)	1,612,254	35,873
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	71,500	$ 31,981
Teradyne, Inc. (a)	250,000	6,725
Texas Instruments, Inc.	350,000	10,973
		407,946
Software - 1.5%
Activision, Inc. (a)	250,000	4,703
Amdocs Ltd. (a)	345,000	9,788
Autodesk, Inc.	650,000	16,608
BEA Systems, Inc. (a)	947,286	11,964
Cadence Design Systems, Inc. (a)	100,000	1,657
Concord Communications, Inc. (a)	100,000	1,762
KFX, Inc. (a)	135,000	1,046
Microsoft Corp.	2,538,600	70,192
Network Associates, Inc. (a)	1,925,000	33,399
PalmSource, Inc. (a)	49,305	912
Take-Two Interactive Software, Inc. (a)	25,000	725
Vastera, Inc. (a)	1,478,800	5,338
		158,094
TOTAL INFORMATION TECHNOLOGY		1,207,729
MATERIALS - 5.1%
Chemicals - 1.3%
Crompton Corp.	508,500	3,610
Dow Chemical Co.	295,000	12,375
Eastman Chemical Co.	115,000	4,587
Ferro Corp.	291,500	7,564
Georgia Gulf Corp.	424,900	11,001
Lyondell Chemical Co.	468,500	8,030
Methanex Corp.	25,000	285
Millennium Chemicals, Inc.	1,616,800	20,485
Nitto Denko Corp.	157,800	8,340
NOVA Chemicals Corp.	540,000	14,041
Olin Corp.	1,499,000	28,586
PolyOne Corp. (a)	1,331,177	8,932
Praxair, Inc.	250,000	8,853
		136,689
Construction Materials - 0.2%
Lafarge North America, Inc.	50,000	2,140
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Construction Materials - continued
Martin Marietta Materials, Inc.	185,000	$ 8,510
Texas Industries, Inc.	175,000	6,109
Vulcan Materials Co.	120,000	5,724
		22,483
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	2,586,600	28,918
Packaging Corp. of America	150,000	3,246
Pactiv Corp. (a)	585,000	12,689
Smurfit-Stone Container Corp. (a)	827,300	14,263
		59,116
Metals & Mining - 2.7%
Agnico-Eagle Mines Ltd.	2,006,216	25,507
Alcan, Inc.	911,400	38,910
Alcoa, Inc.	676,900	23,136
Companhia Vale do Rio Doce sponsored ADR (non-vtg.)	71,800	3,382
Falconbridge Ltd.	1,170,000	27,676
Freeport-McMoRan Copper & Gold, Inc. Class B	1,443,900	53,222
Goldcorp, Inc.	588,180	7,860
Inco Ltd. (a)	260,000	9,695
Inmet Mining Corp. (a)	175,000	2,107
IPSCO, Inc.	260,000	4,022
Lionore Mining International Ltd. (a)	1,050,000	5,665
Meridian Gold, Inc. (a)	1,250,000	16,298
Nucor Corp.	270,000	15,204
Phelps Dodge Corp. (a)	427,400	32,341
Rio Tinto PLC sponsored ADR	65,000	7,020
Wheaton River Minerals Ltd. (a)	1,914,500	5,070
		277,115
Paper & Forest Products - 0.3%
Abitibi-Consolidated, Inc.	1,050,000	8,065
Aracruz Celulose SA sponsored ADR	279,300	8,946
Bowater, Inc.	390,000	17,453
Buckeye Technologies, Inc. (a)	92,335	830
		35,294
TOTAL MATERIALS		530,697
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.0%
BellSouth Corp.	1,025,000	$ 29,961
CenturyTel, Inc.	210,000	5,544
Citizens Communications Co. (a)	602,900	7,072
Covad Communications Group, Inc. (a)	2,050,000	7,196
Deutsche Telekom AG sponsored ADR (a)	152,400	3,033
Qwest Communications International, Inc. (a)	1,150,000	4,646
SBC Communications, Inc.	2,995,000	76,373
TELUS Corp. (non-vtg.)	310,000	5,537
Verizon Communications, Inc.	1,844,000	67,970
		207,332
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	3,421,900	37,607
Crown Castle International Corp. (a)	757,000	9,387
KDDI Corp.	2,171	12,767
Nextel Communications, Inc. Class A (a)	705,000	18,605
SpectraSite, Inc. (a)	248,000	9,077
		87,443
TOTAL TELECOMMUNICATION SERVICES		294,775
UTILITIES - 1.6%
Electric Utilities - 1.0%
Dominion Resources, Inc.	190,000	12,190
Entergy Corp.	50,000	2,924
FirstEnergy Corp.	1,058,200	39,704
PG&E Corp. (a)	610,000	16,379
PPL Corp.	175,000	8,001
TXU Corp.	860,000	20,640
		99,838
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	5,776,917	56,383
Sierra Pacific Resources (a)	560,000	4,407
		60,790
TOTAL UTILITIES		160,628
TOTAL COMMON STOCKS (Cost $5,648,734)		6,980,333
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	17,720	$ 1,869
Series H, 11.75%	17,155	1,801
PRIMEDIA, Inc. Series D, 10.00%	18,507	1,814
		5,484
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,433)		5,484
Corporate Bonds - 9.9%
	Principal Amount (000s)
Convertible Bonds - 0.4%
ENERGY - 0.0%
Oil & Gas - 0.0%
McMoRan Exploration Co. 6% 7/2/08 (g)	$ 2,000	2,856
HEALTH CARE - 0.2%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08 (g)	1,000	926
Celgene Corp. 1.75% 6/1/08 (g)	3,700	4,024
Cephalon, Inc. 0% 6/15/33 (g)	5,000	5,441
Regeneron Pharmaceuticals, Inc. 5.5% 10/17/08	2,000	1,944
		12,335
Pharmaceuticals - 0.1%
Roche Holdings, Inc. 0% 1/19/15 (g)	9,100	7,599
TOTAL HEALTH CARE		19,934
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Kroll, Inc. 1.75% 1/15/14 (g)	2,000	2,066
Electrical Equipment - 0.1%
Roper Industries, Inc. 1.4813% 1/15/34 (e)(g)	5,100	2,196
TOTAL INDUSTRIALS		4,262
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Finisar Corp. 5.25% 10/15/08	$ 6,703	$ 6,703
Computers & Peripherals - 0.0%
Komag, Inc. 2% 2/1/24	1,000	1,016
Software - 0.0%
i2 Technologies, Inc. 5.25% 12/15/06	4,170	3,753
Red Hat, Inc. 0.5% 1/15/24 (g)	2,775	2,909
		6,662
TOTAL INFORMATION TECHNOLOGY		14,381
MATERIALS - 0.0%
Metals & Mining - 0.0%
Coeur d'Alene Mines Corp. 1.25% 1/15/24	500	501
GrafTech International Ltd. 1.625% 1/15/24 (g)	1,000	1,008
		1,509
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	2,245	2,251
TOTAL CONVERTIBLE BONDS		45,193
Nonconvertible Bonds - 9.5%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	5,500	5,552
4.05% 6/4/08	765	762
4.75% 1/15/08	5,235	5,374
Dana Corp.:
6.25% 3/1/04	550	550
6.5% 3/1/09	2,340	2,445
9% 8/15/11	935	1,094
Navistar International Corp. 8% 2/1/08	345	351
Stoneridge, Inc. 11.5% 5/1/12	165	196
United Components, Inc. 9.375% 6/15/13	290	318
		16,642
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
Case New Holland, Inc. 9.25% 8/1/11 (g)	$ 1,590	$ 1,765
Hotels, Restaurants & Leisure - 0.3%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	1,255	1,086
10.5% 7/15/11	1,585	1,553
Chumash Casino & Resort Enterprise 9% 7/15/10 (g)	680	755
Domino's, Inc. 8.25% 7/1/11	500	535
Friendly Ice Cream Corp. 10.5% 12/1/07	3,290	3,413
Gaylord Entertainment Co. 8% 11/15/13 (g)	460	493
Herbst Gaming, Inc. 10.75% 9/1/08	620	698
Host Marriott LP 7.125% 11/1/13 (g)	3,000	3,135
Intrawest Corp. 7.5% 10/15/13	580	600
Mandalay Resort Group 6.5% 7/31/09	1,440	1,501
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	1,110	1,157
8.375% 7/1/11	230	252
Morton's Restaurant Group, Inc. 7.5% 7/1/10	280	269
Park Place Entertainment Corp.:
7.875% 12/15/05	1,360	1,503
7.875% 3/15/10	300	339
Penn National Gaming, Inc. 6.875% 12/1/11 (g)	1,740	1,753
Premier Entertainment Biloxi LLC 10.75% 2/1/12 (g)	330	351
Six Flags, Inc.:
8.875% 2/1/10	615	638
9.625% 6/1/14 (g)	2,330	2,470
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,990	2,174
Tricon Global Restaurants, Inc. 7.65% 5/15/08	540	610
Vail Resorts, Inc. 6.75% 2/15/14 (g)	580	589
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,200	1,383
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)	366	387
Yum! Brands, Inc. 7.7% 7/1/12	790	912
		28,556
Household Durables - 0.0%
Beazer Homes USA, Inc. 8.375% 4/15/12	645	719
D.R. Horton, Inc. 8.5% 4/15/12	580	655
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Simmons Co. 7.875% 1/15/14 (g)	$ 300	$ 305
Standard Pacific Corp. 9.25% 4/15/12	545	643
Telex Communications, Inc. 11.5% 10/15/08 (g)	480	523
WCI Communities, Inc. 7.875% 10/1/13	550	586
William Lyon Homes, Inc. 10.75% 4/1/13	1,330	1,556
		4,987
Internet & Catalog Retail - 0.1%
FTD, Inc. 7.75% 2/15/14 (g)	350	350
J. Crew Operating Corp. 10.375% 10/15/07	1,000	1,030
USA Interactive 7% 1/15/13	3,500	3,815
		5,195
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	1,225	1,397
Media - 0.8%
Advanstar Communications, Inc. 10.75% 8/15/10 (g)	560	619
AMC Entertainment, Inc.:
9.5% 3/15/09	1,220	1,257
9.875% 2/1/12	2,405	2,658
American Media Operations, Inc. 10.25% 5/1/09	760	808
AOL Time Warner, Inc.:
6.875% 5/1/12	3,840	4,311
7.625% 4/15/31	1,975	2,269
7.7% 5/1/32	2,885	3,353
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	7,750	9,244
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	200	219
Clear Channel Communications, Inc. 5.75% 1/15/13	1,100	1,156
Comcast Corp. 7.05% 3/15/33	2,500	2,743
Corus Entertainment, Inc. 8.75% 3/1/12	370	411
Cox Communications, Inc. 7.75% 11/1/10	6,900	8,220
CSC Holdings, Inc.:
7.625% 4/1/11	4,015	4,336
9.875% 2/15/13	1,525	1,582
Diamond Holdings PLC yankee 9.125% 2/1/08	600	623
EchoStar DBS Corp.:
9.125% 1/15/09	747	833
10.375% 10/1/07	3,310	3,600
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07 (c)	$ 2,000	$ 2,280
LBI Media Holdings, Inc. 0% 10/15/13 (d)	1,390	952
LBI Media, Inc. 10.125% 7/15/12	955	1,098
Liberty Media Corp. 5.7% 5/15/13	3,500	3,543
LodgeNet Entertainment Corp. 9.5% 6/15/13	180	201
News America Holdings, Inc. 8% 10/17/16	13,000	15,920
PEI Holdings, Inc. 11% 3/15/10	585	679
PRIMEDIA, Inc.:
7.625% 4/1/08	4,680	4,703
8.875% 5/15/11	160	166
Rogers Cablesystems Ltd. yankee 11% 12/1/15	80	93
Spanish Broadcasting System, Inc. 9.625% 11/1/09	590	631
Telewest PLC:
11% 10/1/07 (c)	3,980	2,905
yankee 9.625% 10/1/06 (c)	1,225	876
Videotron LTEE 6.875% 1/15/14 (g)	370	385
Vivendi Universal SA 6.25% 7/15/08	3,555	3,733
Walt Disney Co. 5.375% 6/1/07	2,900	3,108
Yell Finance BV:
0% 8/1/11 (d)	390	357
10.75% 8/1/11	286	335
		90,207
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	430	439
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14 (g)	1,570	1,594
9% 6/15/12	775	822
Boise Cascade Corp.:
6.5% 11/1/10	510	533
7% 11/1/13	510	533
7.5% 2/1/08	1,515	1,639
CSK Automotive, Inc. 7% 1/15/14 (g)	270	270
Gap, Inc. 10.55% 12/15/08	1,150	1,403
General Nutrition Centers, Inc. 8.5% 12/1/10 (g)	330	342
J. Crew Intermediate LLC 0% 5/15/08 (d)	2,354	1,954
Reddy Ice Group, Inc. 8.875% 8/1/11	390	419
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. 8.625% 8/15/13 (g)	$ 810	$ 859
United Auto Group, Inc. 9.625% 3/15/12	955	1,060
		11,428
Textiles Apparel & Luxury Goods - 0.0%
GFSI, Inc. 9.625% 3/1/07	710	689
TOTAL CONSUMER DISCRETIONARY		161,305
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Neighborcare, Inc. 6.875% 11/15/13 (g)	1,160	1,183
Rite Aid Corp.:
6% 12/15/05 (g)	855	855
6.875% 8/15/13	1,435	1,392
7.625% 4/15/05	185	188
8.125% 5/1/10	850	918
9.5% 2/15/11	905	1,014
		5,550
Food Products - 0.1%
Corn Products International, Inc. 8.25% 7/15/07	920	1,021
Del Monte Corp. 9.25% 5/15/11	2,425	2,692
Doane Pet Care Co.:
9.75% 5/15/07	1,465	1,399
10.75% 3/1/10	305	322
Dole Food Co., Inc. 7.25% 6/15/10	730	757
Hines Nurseries, Inc. 10.25% 10/1/11	260	281
Kraft Foods, Inc. 5.25% 6/1/07	1,720	1,834
Land O'Lakes, Inc.:
8.75% 11/15/11	585	509
9% 12/15/10 (g)	1,465	1,458
Michael Foods, Inc. 8% 11/15/13 (g)	290	299
United Agriculture Products, Inc. 8.25% 12/15/11 (g)	390	410
		10,982
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	245	256
Johnsondiversey Holdings, Inc. 0% 5/15/13 (d)(g)	1,170	948
		1,204
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14 (g)	$ 300	$ 308
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	480	530
Revlon Consumer Products Corp. 12% 12/1/05	2,125	2,199
		3,037
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	4,585	4,989
TOTAL CONSUMER STAPLES		25,762
ENERGY - 0.3%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	358	368
Grant Prideco, Inc.:
9% 12/15/09	210	235
9.625% 12/1/07	540	614
Hanover Compressor Co. 8.625% 12/15/10	330	349
Key Energy Services, Inc. 8.375% 3/1/08	1,335	1,435
Seabulk International, Inc. 9.5% 8/15/13	975	1,034
SESI LLC 8.875% 5/15/11	450	493
Universal Compression, Inc. 7.25% 5/15/10	1,720	1,832
Weatherford International Ltd. 4.95% 10/15/13	2,400	2,383
		8,743
Oil & Gas - 0.2%
Amerada Hess Corp.:
6.65% 8/15/11	770	840
7.125% 3/15/33	1,990	2,066
7.375% 10/1/09	1,755	1,988
Chesapeake Energy Corp.:
7.5% 9/15/13	880	944
8.375% 11/1/08	730	803
9% 8/15/12	445	510
El Paso Production Holding Co. 7.75% 6/1/13	2,805	2,763
EXCO Resources, Inc. 7.25% 1/15/11 (g)	370	379
General Maritime Corp. 10% 3/15/13	1,685	1,870
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	207	255
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Nuevo Energy Co.:
9.375% 10/1/10	$ 685	$ 754
9.5% 6/1/08	303	318
Overseas Shipholding Group, Inc. 8.25% 3/15/13	2,045	2,250
Plains Exploration & Production Co. LP:
Series B, 8.75% 7/1/12	960	1,066
8.75% 7/1/12	640	710
Range Resources Corp. 7.375% 7/15/13	1,010	1,035
Teekay Shipping Corp. 8.875% 7/15/11	2,110	2,427
The Coastal Corp.:
6.375% 2/1/09	50	45
6.5% 5/15/06	1,870	1,828
6.5% 6/1/08	880	804
7.5% 8/15/06	765	759
7.625% 9/1/08	275	261
7.75% 6/15/10	375	352
9.625% 5/15/12	895	914
		25,941
TOTAL ENERGY		34,684
FINANCIALS - 3.8%
Capital Markets - 0.4%
Amvescap PLC:
5.9% 1/15/07	2,810	3,039
yankee 6.6% 5/15/05	2,275	2,401
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	2,000	1,966
4.25% 9/4/12 (i)	2,490	2,539
Bear Stearns Companies, Inc. 4% 1/31/08	1,645	1,683
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	4,600	4,961
Equinox Holdings Ltd. 9% 12/15/09 (g)	160	166
Goldman Sachs Group, Inc. 6.6% 1/15/12	9,355	10,537
Lehman Brothers Holdings, Inc. 4% 1/22/08	2,500	2,562
Merrill Lynch & Co., Inc. 4% 11/15/07	2,375	2,445
Morgan Stanley 6.6% 4/1/12	4,445	5,010
		37,309
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.2%
BB&T Corp. 4.75% 10/1/12	$ 2,000	$ 2,009
FleetBoston Financial Corp. 7.25% 9/15/05	5,000	5,426
Korea Development Bank 5.75% 9/10/13	9,035	9,425
Popular North America, Inc. 6.125% 10/15/06	3,675	3,995
		20,855
Consumer Finance - 0.8%
American General Finance Corp.:
2.75% 6/15/08	335	324
5.875% 7/14/06	12,515	13,502
AmeriCredit Corp. 9.875% 4/15/06	345	357
Capital One Bank:
4.875% 5/15/08	3,225	3,364
6.5% 6/13/13	3,670	3,970
6.65% 3/15/04	900	905
Ford Motor Credit Co. 7.375% 10/28/09	15,475	17,014
General Electric Capital Corp.:
3.5% 8/15/07	5,000	5,072
6.125% 2/22/11	6,600	7,299
General Motors Acceptance Corp.:
6.125% 2/1/07	185	198
6.125% 8/28/07	185	197
6.875% 9/15/11	6,210	6,686
Household Finance Corp.:
6.375% 10/15/11	7,765	8,646
6.75% 5/15/11	4,065	4,618
7% 5/15/12	1,235	1,422
MBNA Corp. 7.5% 3/15/12	4,930	5,778
		79,352
Diversified Financial Services - 1.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	1,115	1,143
6.875% 5/1/29	530	488
8.25% 7/15/10	2,390	2,629
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	2,070	1,987
6.977% 11/23/22	129	124
7.377% 5/23/19	1,490	1,177
7.379% 5/23/16	945	737
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
American Airlines, Inc. pass thru trust certificates: - continued
8.608% 10/1/12	$ 1,155	$ 1,097
10.18% 1/2/13	675	540
10.32% 7/30/14 (g)	625	500
Arch Western Finance LLC 6.75% 7/1/13 (g)	1,845	1,937
ASIF Global Financing XVIII 3.85% 11/26/07 (g)	150	153
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	1,095	1,194
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (g)	3,080	3,091
5.125% 10/1/13 (g)	1,945	1,963
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	1,610	1,095
8.625% 4/1/09	765	673
9.625% 11/15/09	4,860	4,374
Citigroup, Inc. 7.25% 10/1/10	10,200	11,929
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	475	475
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	75	68
6.795% 8/2/18	1,599	1,455
6.9% 1/2/17	1,338	1,178
7.373% 12/15/15	1,389	1,278
7.568% 12/1/06	1,255	1,086
7.73% 9/15/12	435	379
8.307% 4/2/18	930	874
8.312% 10/2/12	611	559
8.321% 11/1/06	50	49
8.388% 5/1/22	641	576
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13 (g)	690	738
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	265	244
7.57% 11/18/10	1,555	1,599
7.779% 1/2/12	3,569	3,105
9.875% 4/30/08	2,625	2,353
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Telekom International Finance BV:
5.25% 7/22/13	$ 2,585	$ 2,613
8.25% 6/15/05	2,350	2,543
8.5% 6/15/10	5,535	6,685
8.75% 6/15/30	1,460	1,851
Devon Financing Corp. U.L.C. 7.875% 9/30/31	2,400	2,925
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (g)	500	553
9.875% 8/15/13 (g)	590	670
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	519	581
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (g)	1,825	1,850
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	2,585	2,895
Huntsman Advanced Materials LLC 11% 7/15/10 (g)	440	490
Inmarsat Finance PLC 7.625% 6/30/12 (g)	360	374
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (g)	210	223
Level 3 Financing, Inc. 10.75% 10/15/11 (g)	1,440	1,555
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	180	198
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (g)	745	812
New Asat Finance Ltd. 9.25% 2/1/11 (g)	210	219
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	3,815	4,012
Nexstar Finance, Inc. 7% 1/15/14 (g)	890	881
NiSource Finance Corp. 7.875% 11/15/10	7,760	9,306
Northern Telecom Capital Corp. 7.875% 6/15/26	525	557
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	293	264
7.626% 4/1/10	1,476	1,343
7.67% 1/2/15	292	266
7.691% 4/1/17	968	861
8.07% 1/2/15	576	444
Pemex Project Funding Master Trust:
6.125% 8/15/08	4,000	4,220
7.375% 12/15/14	5,550	5,939
Petronas Capital Ltd. 7% 5/22/12 (g)	11,260	12,864
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Qwest Capital Funding, Inc.:
5.875% 8/3/04	$ 1,795	$ 1,831
7% 8/3/09	1,340	1,286
7.75% 8/15/06	6,525	6,656
Sheridan Group, Inc. 10.25% 8/15/11 (g)	580	624
Ship Finance International Ltd. 8.5% 12/15/13 (g)	6,375	6,375
Sprint Capital Corp. 6.125% 11/15/08	3,200	3,419
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13 (g)	350	357
Telecom Italia Capital 4% 11/15/08 (g)	5,600	5,585
Tom Brown, Inc./Tom Brown Resources Funding Corp. 7.25% 9/15/13	250	263
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (g)	1,545	1,815
Verizon Global Funding Corp.:
7.25% 12/1/10	12,865	14,830
7.375% 9/1/12	5,395	6,289
Western Financial Bank 9.625% 5/15/12	1,445	1,669
		171,840
Insurance - 0.1%
Aegon NV 4.75% 6/1/13	5,200	5,116
Hartford Financial Services Group, Inc.:
2.375% 6/1/06	1,120	1,118
4.625% 7/15/13 (g)	1,155	1,130
Prudential Financial, Inc. 3.75% 5/1/08	2,365	2,385
Travelers Property Casualty Corp.:
5% 3/15/13	1,225	1,236
6.375% 3/15/33	1,580	1,675
		12,660
Real Estate - 0.4%
Boston Properties, Inc. 6.25% 1/15/13	4,400	4,797
CarrAmerica Realty Corp. 5.25% 11/30/07	2,205	2,332
CenterPoint Properties Trust 6.75% 4/1/05	2,600	2,725
EOP Operating LP:
7% 7/15/11	14,903	17,025
7.75% 11/15/07	4,805	5,536
Gables Realty LP:
5.75% 7/15/07	4,795	5,133
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Gables Realty LP: - continued
6.8% 3/15/05	$ 670	$ 701
LNR Property Corp. 7.625% 7/15/13	680	728
ProLogis 6.7% 4/15/04	1,550	1,567
Senior Housing Properties Trust:
7.875% 4/15/15	460	497
8.625% 1/15/12	580	647
		41,688
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,165	1,153
5.5% 8/1/06	6,925	7,399
5.625% 5/15/07	4,700	5,082
Washington Mutual Bank 6.875% 6/15/11	3,300	3,777
Washington Mutual, Inc. 5.625% 1/15/07	4,815	5,178
		22,589
TOTAL FINANCIALS		386,293
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Kinetic Concepts, Inc. 7.375% 5/15/13 (g)	660	693
Health Care Providers & Services - 0.1%
AmeriPath, Inc. 10.5% 4/1/13	1,705	1,884
Fountain View, Inc. 9.25% 8/19/08 (e)	3,780	3,766
Genesis HealthCare Corp. 8% 10/15/13 (g)	240	251
HealthSouth Corp.:
7.625% 6/1/12	1,085	1,047
8.375% 10/1/11	270	273
10.75% 10/1/08	685	699
Mariner Health Care, Inc. 8.25% 12/15/13 (g)	580	586
National Nephrology Associates, Inc. 9% 11/1/11 (g)	340	359
Psychiatric Solutions, Inc. 10.625% 6/15/13	845	959
Quintiles Transnational Corp. 10% 10/1/13 (g)	325	351
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Rotech Healthcare, Inc. 9.5% 4/1/12	$ 920	$ 984
Tenet Healthcare Corp. 6.375% 12/1/11	810	741
		11,900
TOTAL HEALTH CARE		12,593
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08	1,750	1,663
8.5% 10/1/10	140	151
8.875% 5/1/11	985	965
9.5% 11/1/08	1,740	1,740
Orbital Sciences Corp. 9% 7/15/11	830	905
Raytheon Co.:
5.5% 11/15/12	1,435	1,481
6.15% 11/1/08	3,634	3,985
6.75% 8/15/07	2,160	2,428
Transdigm, Inc. 8.375% 7/15/11	410	435
		13,753
Airlines - 0.1%
AMR Corp.:
9% 9/15/16	930	781
9.17% 1/30/12	140	118
10.13% 6/15/11	140	119
10.45% 11/15/11	405	348
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	105	94
7.9% 12/15/09	2,150	1,742
8.3% 12/15/29	1,400	924
10.14% 8/14/12	120	86
Northwest Airlines, Inc.:
7.875% 3/15/08	130	112
9.875% 3/15/07	270	257
		4,581
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (g)	930	1,042
Jacuzzi Brands, Inc. 9.625% 7/1/10 (g)	540	591
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Nortek, Inc.:
9.125% 9/1/07	$ 735	$ 759
9.25% 3/15/07	225	231
		2,623
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
7.625% 1/1/06	1,780	1,869
10% 8/1/09	1,000	1,080
American Color Graphics, Inc. 10% 6/15/10	930	921
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,300	1,360
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13 (g)	360	383
		5,613
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10 (g)	300	326
Industrial Conglomerates - 0.1%
Koppers, Inc. 9.875% 10/15/13 (g)	330	366
Textron Financial Corp. 2.75% 6/1/06	1,990	1,990
Tyco International Group SA yankee:
6.375% 10/15/11	10	11
6.75% 2/15/11	8,135	8,922
7% 6/15/28	620	654
		11,943
Machinery - 0.1%
AGCO Corp.:
8.5% 3/15/06	110	110
9.5% 5/1/08	445	487
Cummins, Inc. 9.5% 12/1/10 (g)	475	556
Dresser, Inc. 9.375% 4/15/11	1,400	1,512
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	1,355	1,443
Navistar International Corp. 9.375% 6/1/06	420	463
Terex Corp.:
7.375% 1/15/14 (g)	1,730	1,817
9.25% 7/15/11	560	624
		7,012
Marine - 0.0%
OMI Corp. 7.625% 12/1/13	460	476
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	$ 285	$ 296
11.75% 6/15/09	720	733
		1,029
TOTAL INDUSTRIALS		47,356
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14 (g)	950	945
Marconi Corp. PLC 8% 4/30/08 (g)	810	867
Motorola, Inc. 8% 11/1/11	8,145	9,763
Nortel Networks Corp. 6.125% 2/15/06	975	1,014
Northern Telecom Ltd. yankee 6.875% 9/1/23	470	461
		13,050
Electronic Equipment & Instruments - 0.0%
Communications & Power Industries, Inc. 8% 2/1/12 (g)	280	288
Jabil Circuit, Inc. 5.875% 7/15/10	460	484
Solectron Corp. 7.375% 3/1/06	1,645	1,711
		2,483
IT Services - 0.0%
Dex Media, Inc.:
0% 11/15/13 (d)(g)	1,025	705
8% 11/15/13 (g)	2,070	2,122
Iron Mountain, Inc. 6.625% 1/1/16	1,750	1,698
		4,525
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	4,130	4,378
7.15% 8/1/04	425	435
7.2% 4/1/16	1,505	1,558
7.625% 6/15/13	990	1,052
		7,423
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	308	363
Amkor Technology, Inc.:
7.75% 5/15/13	2,220	2,364
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc.: - continued
9.25% 2/15/08	$ 120	$ 136
10.5% 5/1/09	225	240
Micron Technology, Inc. 6.5% 9/30/05 (j)	2,000	1,990
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	930	1,004
Semiconductor Note Partners Trust 0% 8/4/11 (g)	330	455
Viasystems, Inc. 10.5% 1/15/11 (g)	1,310	1,421
		7,973
TOTAL INFORMATION TECHNOLOGY		35,454
MATERIALS - 0.7%
Chemicals - 0.2%
Avecia Group PLC 11% 7/1/09	1,156	1,075
Berry Plastics Corp.:
10.75% 7/15/12	1,495	1,734
10.75% 7/15/12 (g)	790	916
Equistar Chemicals LP/Equistar Funding Corp.:
10.625% 5/1/11 (g)	1,290	1,406
10.625% 5/1/11	1,345	1,459
Geon Co. 6.875% 12/15/05	115	112
Huntsman International LLC 9.875% 3/1/09	1,020	1,122
Lyondell Chemical Co.:
9.625% 5/1/07	305	319
9.875% 5/1/07	880	906
11.125% 7/15/12	45	49
Methanex Corp. yankee 7.75% 8/15/05	1,540	1,625
Millennium America, Inc.:
9.25% 6/15/08	1,620	1,770
9.25% 6/15/08 (g)	250	273
Nalco Co. 7.75% 11/15/11 (g)	650	684
PolyOne Corp.:
8.875% 5/1/12	590	569
10.625% 5/15/10	705	726
Resolution Performance Products LLC:
8% 12/15/09 (g)	735	752
9.5% 4/15/10	435	446
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Resolution Performance Products LLC: - continued
13.5% 11/15/10	$ 120	$ 106
The Scotts Co. 6.625% 11/15/13 (g)	650	676
		16,725
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11	1,930	2,220
Containers & Packaging - 0.2%
Anchor Glass Container Corp. 11% 2/15/13	900	1,053
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	1,840	1,665
Blue Ridge Paper Products, Inc. 9.5% 12/15/08 (g)	1,445	1,485
BWAY Corp. 10% 10/15/10	820	902
Crown Cork & Seal, Inc.:
7.375% 12/15/26	120	111
8% 4/15/23	585	565
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,890	2,008
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	560	588
8.25% 5/15/13	1,310	1,402
8.75% 11/15/12	520	569
8.875% 2/15/09	2,420	2,626
Owens-Illinois, Inc.:
7.15% 5/15/05	1,115	1,143
7.35% 5/15/08	1,560	1,544
7.5% 5/15/10	455	466
7.8% 5/15/18	1,040	1,056
8.1% 5/15/07	615	646
Sealed Air Corp.:
5.625% 7/15/13 (g)	810	838
6.875% 7/15/33 (g)	1,695	1,820
Sweetheart Cup Co., Inc. 9.5% 1/15/07 (g)	370	377
Tekni-Plex, Inc. 8.75% 11/15/13 (g)	1,530	1,641
		22,505
Metals & Mining - 0.1%
AK Steel Corp. 7.75% 6/15/12	680	598
Compass Minerals International, Inc. 0% 12/15/12 (d)	1,140	901
CSN Islands VIII Corp. 9.75% 12/16/13 (g)	1,930	1,877
Massey Energy Co. 6.625% 11/15/10 (g)	600	621
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Salt Holdings Corp., Inc. 0% 6/1/13 (d)(g)	$ 1,800	$ 1,350
Steel Dynamics, Inc. 9.5% 3/15/09	1,295	1,431
		6,778
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc. 8.5% 10/1/13	580	626
Georgia-Pacific Corp.:
7.375% 12/1/25	1,700	1,636
7.5% 5/15/06	1,205	1,265
8% 1/15/24 (g)	1,170	1,188
8.125% 5/15/11	1,535	1,669
8.875% 5/15/31	355	385
9.5% 12/1/11	270	315
9.625% 3/15/22	460	478
International Paper Co.:
4.25% 1/15/09	995	1,005
5.5% 1/15/14	2,500	2,542
Millar Western Forest Products Ltd. 7.75% 11/15/13 (g)	260	274
Norske Skog Canada Ltd. 8.625% 6/15/11	1,900	2,014
Specialty Paperboard, Inc. 9.375% 10/15/06	675	483
Stone Container Corp.:
8.375% 7/1/12	760	828
9.75% 2/1/11	2,345	2,591
Weyerhaeuser Co.:
5.25% 12/15/09	2,180	2,309
6.125% 3/15/07	1,720	1,871
		21,479
TOTAL MATERIALS		69,707
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
AT&T Broadband Corp. 8.375% 3/15/13	10,000	12,284
AT&T Corp.:
7% 11/15/06	1,105	1,228
8.05% 11/15/11	885	1,025
8.75% 11/15/31	2,900	3,391
British Telecommunications PLC:
8.375% 12/15/10	3,930	4,762
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC: - continued
8.875% 12/15/30	$ 1,565	$ 2,043
Cincinnati Bell, Inc. 8.375% 1/15/14	530	567
France Telecom SA 9% 3/1/11	7,250	8,727
Koninklijke KPN NV yankee 8% 10/1/10	3,800	4,554
MCI Communications Corp.:
7.125% 6/15/27 (c)	420	341
7.75% 3/15/24 (c)	75	61
7.75% 3/23/25 (c)	120	98
8.25% 1/20/23 (c)	265	214
Primus Telecom Holding, Inc. 8% 1/15/14 (g)	795	787
Qwest Communications International, Inc. 7.5% 2/15/14	1,160	1,140
Qwest Corp. 9.125% 3/15/12 (e)(g)	905	1,057
Qwest Services Corp.:
13% 12/15/07 (g)	590	690
13.5% 12/15/10 (g)	1,020	1,224
Telewest Communications PLC yankee 11.25% 11/1/08 (c)	1,205	868
TELUS Corp. yankee 7.5% 6/1/07	11,770	13,181
Triton PCS, Inc.:
8.75% 11/15/11	1,075	1,118
9.375% 2/1/11	2,550	2,697
U.S. West Communications 5.65% 11/1/04	300	300
		62,357
Wireless Telecommunication Services - 0.3%
American Cellular Corp. 10% 8/1/11	2,510	2,774
American Tower Corp.:
7.5% 5/1/12 (g)	470	456
9.375% 2/1/09	3,000	3,195
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,380	1,610
Centennial Communications Crop./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)(h)	1,130	1,102
Crown Castle International Corp.:
7.5% 12/1/13 (g)	980	1,000
7.5% 12/1/13 (g)	1,170	1,193
9.375% 8/1/11	1,180	1,304
10.75% 8/1/11	760	851
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	$ 925	$ 1,055
Dobson Communications Corp. 8.875% 10/1/13	1,100	1,139
Millicom International Cellular SA 10% 12/1/13 (g)	1,170	1,234
Nextel Communications, Inc.:
7.375% 8/1/15	2,500	2,694
9.375% 11/15/09	1,590	1,725
9.5% 2/1/11	1,120	1,271
Nextel Partners, Inc. 8.125% 7/1/11	2,495	2,682
Rogers Wireless, Inc. 9.625% 5/1/11	2,630	3,195
Western Wireless Corp. 9.25% 7/15/13	1,420	1,534
		30,014
TOTAL TELECOMMUNICATION SERVICES		92,371
UTILITIES - 1.1%
Electric Utilities - 0.4%
Allegheny Energy Supply Co. LLC:
8.75% 4/15/12 (g)	3,605	3,645
10.25% 11/15/07 (g)	674	728
13% 11/15/07 (g)(i)	76	77
CMS Energy Corp.:
7.5% 1/15/09	270	279
7.625% 11/15/04	1,875	1,927
7.75% 8/1/10 (g)	1,195	1,255
8.5% 4/15/11	1,110	1,200
8.9% 7/15/08	3,440	3,737
9.875% 10/15/07	2,415	2,690
Dominion Resources, Inc.:
6.25% 6/30/12	2,130	2,324
8.125% 6/15/10	2,505	3,003
Duke Capital Corp. 6.75% 2/15/32	3,530	3,543
Edison International 6.875% 9/15/04	760	777
FirstEnergy Corp.:
5.5% 11/15/06	2,830	2,952
6.45% 11/15/11	1,525	1,597
FPL Group Capital, Inc. 3.25% 4/11/06	1,250	1,271
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co.:
7.5% 6/15/09	$ 3,375	$ 3,755
11.5% 12/15/10	1,600	1,904
Nevada Power Co.:
6.2% 4/15/04	230	231
10.875% 10/15/09	570	667
Niagara Mohawk Power Corp. 8.875% 5/15/07	1,660	1,946
Oncor Electric Delivery Co. 6.375% 5/1/12	2,195	2,425
Pacific Gas & Electric Co.:
6.25% 3/1/04	505	508
8.25% 11/1/22	920	920
10.375% 11/1/05 (g)(i)	1,030	1,040
PG&E Corp. 6.875% 7/15/08 (g)	565	609
TECO Energy, Inc. 10.5% 12/1/07	1,425	1,674
		46,684
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,550	1,770
Dynegy Holdings, Inc.:
9.875% 7/15/10 (g)	930	1,028
10.125% 7/15/13 (g)	1,170	1,316
El Paso Energy Corp.:
6.95% 12/15/07	840	802
7.375% 12/15/12	280	258
Sonat, Inc.:
6.625% 2/1/08	980	908
6.75% 10/1/07	825	781
6.875% 6/1/05	3,475	3,523
Southern Natural Gas Co. 8.875% 3/15/10	480	534
Texas Eastern Transmission Corp.:
5.25% 7/15/07	1,215	1,289
7.3% 12/1/10	4,320	5,019
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	475	485
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	85	87
		17,800
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.375% 8/15/07	780	796
8.5% 11/1/07	375	383
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
AES Corp.: - continued
8.75% 6/15/08	$ 347	$ 376
8.75% 5/15/13 (g)	2,400	2,682
8.875% 2/15/11	558	612
9% 5/15/15 (g)	1,270	1,432
9.375% 9/15/10	1,143	1,279
9.5% 6/1/09	2,802	3,128
10% 12/12/05 (g)	291	298
Calpine Corp.:
6.87% 7/15/07 (g)(i)	4,657	4,552
8.5% 7/15/10 (g)	235	226
Constellation Energy Group, Inc.:
6.35% 4/1/07	4,410	4,794
7% 4/1/12	2,855	3,247
El Paso Corp.:
7% 5/15/11	870	804
7.875% 6/15/12	725	690
NRG Energy, Inc. 8% 12/15/13 (g)	2,520	2,640
Reliant Resources, Inc.:
9.25% 7/15/10	1,355	1,467
9.5% 7/15/13	340	369
Western Resources, Inc. 9.75% 5/1/07	1,435	1,643
Williams Companies, Inc.:
6.5% 8/1/06	2,465	2,542
6.75% 1/15/06	1,370	1,404
7.125% 9/1/11	7,710	8,018
7.5% 1/15/31	2,010	1,990
7.625% 7/15/19	1,360	1,414
7.875% 9/1/21	1,570	1,645
8.125% 3/15/12	1,350	1,485
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.625% 6/1/10	$ 1,120	$ 1,254
8.75% 3/15/32	265	294
		51,464
TOTAL UTILITIES		115,948
TOTAL NONCONVERTIBLE BONDS		981,473
TOTAL CORPORATE BONDS (Cost $955,722)		1,026,666
U.S. Government and Government Agency Obligations - 9.5%

U.S. Government Agency Obligations - 2.6%
Fannie Mae:
4.625% 10/15/13	20,000	20,056
5% 5/14/07	22,570	22,807
5.125% 1/2/14	8,800	8,942
5.25% 8/1/12	1,925	2,000
6% 5/15/11	6,920	7,718
6.125% 3/15/12	11,499	12,917
6.25% 2/1/11	6,465	7,203
6.25% 7/19/11	44,900	45,912
Financing Corp. - coupon STRIPS 0% 3/26/04	4,574	4,565
Freddie Mac:
3.625% 9/15/08	25,000	25,290
4.5% 1/15/14	30,900	30,550
5.25% 11/5/12	2,810	2,851
5.75% 1/15/12	25,000	27,416
5.875% 3/21/11	23,295	25,412
6% 5/25/12	30,000	30,438
Private Export Funding Corp. secured 6.86% 4/30/04	121	122
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		274,199
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - 6.9%
U.S. Treasury Bonds:
6.125% 8/15/29	$ 63,590	$ 73,235
6.25% 5/15/30	1,300	1,525
6.375% 8/15/27	25,390	29,947
8% 11/15/21	56,250	76,950
9.125% 5/15/18	16,500	24,183
11.25% 2/15/15	7,800	12,574
U.S. Treasury Notes:
1.625% 4/30/05	10,000	10,031
2.375% 8/15/06	46,870	47,174
2.625% 11/15/06	54,000	54,548
3.25% 1/15/09	75,000	75,331
3.375% 12/15/08	25,000	25,272
4% 11/15/12	83,320	83,255
5% 2/15/11	4,515	4,878
5% 8/15/11	90,025	96,988
6% 8/15/09	82,628	93,841
TOTAL U.S. TREASURY OBLIGATIONS		709,732
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $975,219)		983,931
U.S. Government Agency - Mortgage Securities - 9.7%

Fannie Mae - 8.8%
4.5% 6/1/33 to 9/1/33	62,142	59,837
5% 10/1/17 to 12/1/33	281,222	283,486
5% 2/1/19 (h)	27,141	27,692
5% 2/1/34 (h)	100,000	99,219
5.5% 11/1/08 to 1/1/18	12,545	13,056
5.5% 2/1/34	33,298	33,828
6% 8/1/12 to 1/1/29	6,601	6,878
6% 2/1/34	11,503	11,923
6.5% 7/1/08 to 4/1/33	60,558	63,604
6.5% 2/1/19 (h)	109,000	115,677
6.5% 2/1/34 (h)	14,452	15,152
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6.5% 2/1/34	$ 4,398	$ 4,611
7% 12/1/08 to 10/1/33	158,705	168,400
7.5% 12/1/22 to 3/1/29	6,274	6,725
8% 9/1/17	20	21
TOTAL FANNIE MAE		910,109
Government National Mortgage Association - 0.9%
5.5% 1/15/32 to 8/15/33	4,317	4,412
5.5% 2/1/34	4,231	4,314
6.5% 3/15/26 to 1/15/33	16,674	17,636
7% 8/15/25 to 12/15/32	46,465	49,599
7% 2/1/34	7,981	8,508
7.5% 1/15/26 to 9/15/28	3,692	3,972
8% 1/15/17 to 10/15/29	233	254
9% 11/15/14 to 1/15/23	124	138
9.5% 12/15/20 to 3/15/23	53	59
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		88,892
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $990,230)		999,001
Asset-Backed Securities - 1.3%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.9913% 11/25/32 (i)	1,490	1,516
American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	4,200	4,259
Series 2001-6 Class B, 1.45% 12/15/08 (i)	5,200	5,214
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.48% 4/15/33 (i)	3,744	3,751
Series 2003-HE7 Class A3, 1.53% 12/15/33 (i)	5,633	5,642
Capital One Multi-Asset Execution Trust:
Series 2003-2B Class B2, 3.5% 2/17/09	2,675	2,722
Series 2003-A1 Class A1, 1.49% 1/15/09 (i)	13,080	13,138
Series 2003-B1 Class B1, 2.27% 2/17/09 (i)	5,090	5,167
Series 2003-B4 Class B4, 1.9% 7/15/11 (i)	3,035	3,049
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3% 10/25/33 (i)	1,265	1,305
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	807	825
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 1.77% 10/15/07 (i)	$ 7,500	$ 7,508
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.78% 11/25/33 (i)	700	700
Class M2, 2.85% 11/25/33 (i)	300	300
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	2,170	2,204
Series 2001-C Class B, 5.54% 12/15/05	3,800	3,870
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.48% 8/25/33 (i)	708	710
Class M1, 1.98% 8/25/33 (i)	1,130	1,144
Series 2003-4:
Class M1, 1.9413% 10/25/33 (i)	1,670	1,688
Class M2, 3% 10/25/33 (i)	1,980	2,015
Series 2003-5N Class A, 7.5% 1/27/34 (g)	377	373
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (g)	720	711
Series 2003-2N Class A, 8% 9/27/33 (g)	978	958
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	3,825	3,867
Household Home Equity Loan Trust Series 2002-2 Class A, 1.4% 4/20/32 (i)	4,374	4,378
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.85% 7/25/33 (i)	3,770	3,796
Class M2, 2.95% 7/25/33 (i)	1,925	1,983
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 1.475% 1/18/11 (i)	3,342	3,344
Series 2003-B5 Class B5, 1.47% 2/15/11 (i)	4,450	4,472
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.2% 12/27/32 (i)	940	960
Series 2003-HE1 Class M2, 3% 5/25/33 (i)	2,310	2,333
Series 2003-NC8 Class M1, 1.8% 9/25/33 (i)	1,120	1,118
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (i)	1,990	2,018
Series 2002-NC1 Class M1, 1.9% 2/25/32 (g)(i)	1,760	1,774
Series 2002-NC3 Class M1, 1.82% 8/25/32 (i)	765	771
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (g)	612	613
Series 2003-NC2 Class M2, 3.1% 2/25/33 (i)	1,320	1,364
Morgan Stanley Dean Witter Capital I, Inc. Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (g)	352	353
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.53% 1/25/33 (i)	3,113	3,121
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	$ 4,700	$ 4,726
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.55% 9/25/33 (g)(i)	4,238	4,242
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,895	8,475
Series 2001-2 Class B, 1.39% 6/16/08 (i)	6,300	6,293
Series 2002-4 Class A, 1.23% 8/18/09 (i)	4,200	4,195
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.55% 3/15/11 (g)(i)	4,320	4,320
TOTAL ASSET-BACKED SECURITIES (Cost $134,832)		137,285
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.3%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.4191% 12/25/33 (i)	2,302	2,311
Class 2A1, 4.2507% 12/25/33 (i)	4,708	4,730
Series 2003-L Class 2A1, 4.0796% 1/25/34 (i)	8,760	8,778
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,542	4,663
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.65% 7/10/35 (g)(i)	3,766	3,816
Class B4, 2.86% 7/10/35 (g)(i)	2,874	2,912
Class B5, 3.46% 7/10/35 (g)(i)	2,676	2,719
Class B6, 3.96% 7/10/35 (g)(i)	1,189	1,216
Series 2003-CB1:
Class B3, 2.56% 6/10/35 (g)(i)	1,328	1,338
Class B4, 2.76% 6/10/35 (g)(i)	1,184	1,193
Class B5, 3.36% 6/10/35 (g)(i)	807	814
Class B6, 3.86% 6/10/35 (g)(i)	480	484
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,386	1,432
TOTAL PRIVATE SPONSOR		36,406
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	$ 496	$ 504
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	569	578
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8638% 10/16/23 (i)	685	741
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/16/27	4,890	4,641
TOTAL U.S. GOVERNMENT AGENCY		6,464
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,728)		42,870
Commercial Mortgage Securities - 0.6%

COMM floater:
Series 2001-FL5A Class A2, 1.65% 11/15/13 (g)(i)	808	808
Series 2002-FL7 Class A2, 1.45% 11/15/14 (g)(i)	2,840	2,839
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	5,000	5,875
Series 1997-C2 Class D, 7.27% 1/17/35	2,800	3,150
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	935	983
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	4,000	4,398
Class C1, 7.52% 5/15/06 (g)	4,000	4,408
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,985	2,948
Series 2003-36 Class C, 4.254% 2/16/31	2,370	2,358
Series 2003-47 Class C, 4.227% 10/16/27	4,370	4,351
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1905% 4/13/31 (i)	1,220	1,243
Series 2003-C1 Class A2A, 3.59% 1/10/40	2,445	2,463
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (g)	5,000	4,611
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (g)	$ 9,000	$ 9,920
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3, 4.445% 11/15/35	8,060	8,123
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $55,451)		58,478
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic:
5.5% 1/15/13	2,655	2,742
7.125% 1/11/12	4,045	4,642
State of Israel 4.625% 6/15/13	770	741
United Mexican States:
4.625% 10/8/08	5,700	5,771
6.375% 1/16/13	3,935	4,118
7.5% 1/14/12	6,200	6,991
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,307)		25,005
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $2,795)	2,825	3,181
Floating Rate Loans - 0.2%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Charter Communication Operating LLC Tranche B term loan 3.87% 3/18/08 (i)	2,985	2,940
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
AmeriPath, Inc. term loan 0% 3/27/10 (i)	953	953
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (i)	4,020	4,241
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Tranche E term loan 3.4375% 12/15/10 (i)	$ 4,250	$ 4,271
TOTAL TELECOMMUNICATION SERVICES		8,512
UTILITIES - 0.1%
Electric Utilities - 0.0%
Mission Energy Holding Co. term loan 7% 12/11/06 (i)	2,100	2,121
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. term loan 5.2643% 4/30/08 (i)	4,130	4,182
NRG Energy, Inc. term loan 5.4104% 6/23/10 (i)	406	419
		4,601
TOTAL UTILITIES		6,722
TOTAL FLOATING RATE LOANS (Cost $18,677)		19,127
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 1.08% (b)	337,818,329	337,818
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	20,495,360	20,495
TOTAL MONEY MARKET FUNDS (Cost $358,313)		358,313
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $9,211,441)		10,639,674
NET OTHER ASSETS - (3.1)%		(323,774)
NET ASSETS - 100%		$ 10,315,900
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 5,400	$ 81
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 70 basis points with Lehman Brothers, Inc.	Feb. 2004	5,400	81
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	5,400	89
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	April 2004	5,400	172
		$ 21,600	$ 423
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $212,128,000 or 2.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,990,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	8/8/02	$ 1,783
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	19.3%
AAA,AA,A	4.2%
BBB	3.6%
BB	0.7%
B	2.8%
CCC,CC,C	0.6%
Not Rated	0.6%
Equities	67.8%
Short-Term Investments and Net Other Assets	0.4%
100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $5,957,828,000 and $4,783,017,000, respectively, of which long-term U.S. government and government agency obligations aggregated $2,879,554,000 and $2,475,719,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $362,000 for the period.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $19,127 or 0.2% of net assets.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $220,492,000 of which $101,582,000 and $118,910,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,592) (cost $9,211,441) - See accompanying schedule		$ 10,639,674
Receivable for investments sold Regular delivery		50,342
Delayed delivery		315
Receivable for swap agreements		63
Receivable for fund shares sold		19,413
Dividends receivable		5,645
Interest receivable		34,305
Unrealized gain on swap agreements		423
Prepaid expenses		44
Other receivables		628
Total assets		10,750,852

Liabilities
Payable to custodian bank	$ 2,738
Payable for investments purchased Regular delivery	137,407
Delayed delivery	260,134
Payable for fund shares redeemed	8,373
Accrued management fee	3,636
Other affiliated payables	1,789
Other payables and accrued expenses	380
Collateral on securities loaned, at value	20,495
Total liabilities		434,952

Net Assets		$ 10,315,900
Net Assets consist of:
Paid in capital		$ 8,819,295
Undistributed net investment income		13,577
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		54,386
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,428,642
Net Assets, for 604,465 shares outstanding		$ 10,315,900
Net Asset Value, offering price and redemption price per share ($10,315,900 ÷ 604,465 shares)		$ 17.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 32,556
Interest		70,934
Security lending		107
Total income		103,597

Expenses
Management fee	$ 19,214
Transfer agent fees	9,591
Accounting and security lending fees	481
Non-interested trustees' compensation	26
Appreciation in deferred trustee compensation account	13
Custodian fees and expenses	207
Registration fees	287
Audit	50
Legal	13
Miscellaneous	33
Total expenses before reductions	29,915
Expense reductions	(863)	29,052
Net investment income (loss)		74,545
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $9,649 on sales of investments in affiliated issuers)	310,879
Foreign currency transactions	43
Swap agreements	35
Total net realized gain (loss)		310,957
Change in net unrealized appreciation (depreciation) on: Investment securities	891,941
Assets and liabilities in foreign currencies	(13)
Swap agreements	423
Delayed delivery commitments	(2,910)
Total change in net unrealized appreciation (depreciation)		889,441
Net gain (loss)		1,200,398
Net increase (decrease) in net assets resulting from operations		$ 1,274,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,545	$ 147,622
Net realized gain (loss)	310,957	(52,638)
Change in net unrealized appreciation (depreciation)	889,441	875,521
Net increase (decrease) in net assets resulting from operations	1,274,943	970,505
Distributions to shareholders from net investment income	(78,071)	(143,899)
Share transactions Net proceeds from sales of shares	1,881,912	1,697,567
Reinvestment of distributions	76,551	140,907
Cost of shares redeemed	(744,687)	(1,223,519)
Net increase (decrease) in net assets resulting from share transactions	1,213,776	614,955
Total increase (decrease) in net assets	2,410,648	1,441,561

Net Assets
Beginning of period	7,905,252	6,463,691
End of period (including undistributed net investment income of $13,577 and undistributed net investment income of $17,103, respectively)	$ 10,315,900	$ 7,905,252
Other Information Shares
Sold	116,387	123,800
Issued in reinvestment of distributions	4,778	10,440
Redeemed	(46,401)	(91,163)
Net increase (decrease)	74,764	43,077

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.92	$ 13.28	$ 15.45	$ 15.33	$ 17.51	$ 16.66
Income from Investment Operations
Net investment income (loss) D	.13	.30	.41	.47	.46	.44
Net realized and unrealized gain (loss)	2.16	1.63	(1.99)	.61	(.18)	2.09
Total from investment operations	2.29	1.93	(1.58)	1.08	.28	2.53
Distributions from net investment income	(.14)	(.29)	(.42)	(.47)	(.48)	(.40)
Distributions from net realized gain	-	-	(.17)	(.49)	(1.98)	(1.28)
Total distributions	(.14)	(.29)	(.59)	(.96)	(2.46)	(1.68)
Net asset value, end of period	$ 17.07	$ 14.92	$ 13.28	$ 15.45	$ 15.33	$ 17.51
Total Return B, C	15.41%	14.78%	(10.53)%	7.23%	1.82%	17.48%
Ratios to Average Net Assets E
Expenses before expense reductions	.67% A	.70%	.69%	.67%	.67%	.68%
Expenses net of voluntary waivers, if any	.67% A	.70%	.69%	.67%	.67%	.68%
Expenses net of all reductions	.65% A	.67%	.66%	.64%	.63%	.65%
Net investment income (loss)	1.66% A	2.17%	2.79%	3.05%	2.98%	2.67%
Supplemental Data
Net assets, end of period (in millions)	$ 10,316	$ 7,905	$ 6,464	$ 6,867	$ 5,814	$ 5,941
Portfolio turnover rate	107% A	137%	150%	115%	139%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,582,451	|
Unrealized depreciation	(180,044)
Net unrealized appreciation (depreciation)	$ 1,402,407
Cost for federal income tax purposes	$ 9,237,267

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,258 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $819 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4 and $40, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Bancorp of New England, Inc.	$ -	$ 8,599	$ -	$ -	$ 8,995
Frontier Airlines, Inc.	25,102	13,924	-	-	29,025
LTX Corp.	45,071	285	20,011	-	57,887
TOTALS	$ 70,173	$ 22,808	$ 20,011	$ -	$ 95,907

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

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Semiannual Report

January 31, 2004

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
D.R. Horton, Inc.	1.5	1.5
Safeway, Inc.	1.5	1.9
CVS Corp.	1.4	2.1
The PMI Group, Inc.	1.2	1.5
Concord EFS, Inc.	1.1	0.6
Lafarge North America, Inc.	1.1	1.2
Next PLC	1.1	0.2
Lincare Holdings, Inc.	1.1	0.9
Ford Motor Co.	1.0	0.0
Computer Sciences Corp.	1.0	1.0
	12.0
Top Five Market Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.9	25.7
Information Technology	14.0	16.0
Financials	13.5	14.6
Industrials	9.9	10.5
Health Care	7.9	8.5
Asset Allocation (% of fund's net assets)
As of January 31, 2004 *		As of July 31, 2003 **
	Stocks 85.7%		Stocks 92.0%
	Convertible Securities 0.1%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 14.2%		Short-Term Investments and Net Other Assets 7.7%
* Foreign investments	20.6%	** Foreign investments	15.3%

Semiannual Report

Investments January 31, 2004

Showing Percentage of Net Assets

Common Stocks - 85.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 23.9%
Auto Components - 1.9%
Aftermarket Technology Corp. (a)	66,000	$ 974
American Axle & Manufacturing Holdings, Inc. (a)	2,000,000	77,520
ArvinMeritor, Inc. (c)	6,695,100	148,631
Drew Industries, Inc. (a)(c)	959,000	26,181
Dura Automotive Systems, Inc. Class A (a)(c)	1,653,774	24,393
FCC Co. Ltd.	225,000	7,828
Federal Screw Works (c)	156,250	5,961
Fuji Oozx, Inc.	200,000	537
Goodyear Tire & Rubber Co. (a)	1,000,000	9,500
Intermet Corp. (c)	2,559,810	13,823
Johnson Controls, Inc.	1,413,700	83,196
Murakami Corp. (c)	831,000	4,863
Musashi Seimitsu Industry Co. Ltd.	125,000	3,675
Owari Precise Products Co. Ltd.	350,000	698
Piolax, Inc. (c)	1,050,000	16,817
Shiloh Industries, Inc. (a)	100,000	905
Spartan Motors, Inc.	462,300	4,600
Stoneridge, Inc. (a)(c)	2,076,200	30,811
Strattec Security Corp. (a)(c)	519,745	32,744
Tachi-S Co. Ltd.	1,175,000	10,554
Tanaka Seimitsu Kogyo Co. Ltd.	50,000	832
Tesma International, Inc. Class A (sub. vtg.)	254,200	5,946
Tochigi Fuji Industrial Co. Ltd.	600,000	1,617
Tower Automotive, Inc. (c)	5,133,000	31,106
Toyota Auto Body Co. Ltd.	160,000	2,541
Yutaka Giken Co. Ltd.	331,000	3,317
		549,570
Automobiles - 1.1%
Ford Motor Co.	20,100,000	292,254
National R.V. Holdings, Inc. (a)(c)	971,900	9,758
		302,012
Distributors - 0.3%
Advanced Marketing Services, Inc. (c)	1,927,800	20,358
Compania de Distribucion Integral Logista SA	493,358	15,938
Goodfellow, Inc. (c)	419,500	4,669
Impact 21 Co. Ltd.	135,000	3,153
Nagahori Corp.	200,000	539
San-A Co. Ltd.	35,000	827
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Distributors - continued
Source Interlink Companies, Inc. (a)(c)	1,818,100	$ 23,726
Uni-Select, Inc. (c)	1,650,000	27,216
		96,426
Hotels, Restaurants & Leisure - 3.8%
Applebee's International, Inc. (c)	5,500,000	209,660
Argosy Gaming Co. (a)	375,000	10,238
Aristocrat Leisure Ltd.	2,000,000	3,285
ARK Restaurants Corp. (a)(c)	170,289	2,418
Ask Central PLC (c)	5,776,000	21,915
Benihana, Inc. (a)(c)	373,300	5,741
Benihana, Inc. Class A (a)(c)	470,225	7,053
Brinker International, Inc. (a)	1,300,000	45,955
CEC Entertainment, Inc. (a)(c)	2,585,000	123,253
Elscint Ltd. (a)(c)	1,430,800	6,510
Elxsi Corp. (a)	181,600	692
Enterprise Inns PLC	607,912	5,789
Flanigan's Enterprises, Inc. (c)	195,000	1,268
Gresham Hotel Group PLC	500,000	780
Groupe Partouche (a)	125,000	1,852
IHOP Corp. (c)	1,385,000	49,168
Inventive Leisure PLC	500,000	648
Jack in the Box, Inc. (a)(c)	3,335,500	80,052
Joyfull Co. Ltd.	30,000	403
Jurys Doyle Hotel Group PLC (Ireland)	375,000	4,794
Lakes Entertainment, Inc. (a)(c)	926,063	18,355
Luminar PLC	1,450,000	13,013
MTR Gaming Group, Inc. (a)(c)	2,020,500	20,751
Outback Steakhouse, Inc. (c)	4,000,000	177,360
Papa John's International, Inc. (a)(c)	2,269,600	77,280
Pizzaexpress PLC	1,750,000	12,354
Ryan's Family Steak Houses, Inc. (a)(c)	2,788,296	45,812
ShoLodge, Inc. (a)(c)	428,300	2,086
Sonic Corp. (a)(c)	4,100,000	134,644
Sportscene Restaurants, Inc. Class A (c)	406,500	1,994
Ultimate Leisure Group PLC	50,000	282
VendingData Corp.	5,000	33
		1,085,438
Household Durables - 5.3%
Abbey PLC (c)	3,407,000	33,146
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Airsprung Furniture Group PLC	950,000	$ 1,222
Barratt Developments PLC (c)	23,711,099	220,588
Beazer Homes USA, Inc.	510,570	47,600
Bellway PLC (c)	8,800,000	107,391
Blyth, Inc. (c)	3,444,900	114,612
Boston Acoustics, Inc. (c)	434,327	5,807
Bush Industries, Inc. Class A (a)(c)	1,024,400	3,288
Cavalier Homes, Inc. (a)	287,000	1,033
Chromcraft Revington, Inc. (a)(c)	957,300	12,397
Cobra Electronics Corp. (a)(c)	575,200	5,390
D.R. Horton, Inc. (c)	15,600,000	438,342
Decorator Industries, Inc. (c)	279,715	1,888
Department 56, Inc. (a)(c)	1,300,400	17,854
Dominion Homes, Inc. (a)	324,807	9,637
Ekornes AS	120,000	2,206
Enesco Group, Inc. (a)(c)	1,029,600	10,193
Helen of Troy Ltd. (a)(c)	2,380,000	68,163
Henry Boot PLC (c)	2,598,000	18,483
IDT International Ltd.	300,000	52
Japan General Estate Co. Ltd.	25,000	269
Kaufman & Broad SA	200,000	7,184
KB Home	1,000,000	67,540
Libbey, Inc.	597,400	17,241
M/I Schottenstein Homes, Inc. (c)	1,750,000	67,533
Meritage Corp. (a)(c)	700,000	45,430
Mohawk Industries, Inc. (a)	300,000	20,874
Nagawa Co. Ltd. (c)	1,000,000	4,983
Ngai Lik Industrial Holdings Ltd. (c)	46,000,000	21,296
P&F Industries, Inc. Class A (a)(c)	359,300	2,935
Persimmon PLC	2,900,393	28,200
Portmeirion Group PLC	350,000	1,165
Rational AG	100,000	6,074
Redrow PLC	1,750,000	10,534
Salton, Inc. (a)(c)	951,100	13,078
Shermag, Inc. (a)	25,000	230
Southern Energy Homes, Inc. (a)(c)	1,425,100	3,848
Stanley Furniture Co., Inc. (c)	600,000	21,342
Techtronic Industries Co.	9,782,000	27,360
The Rowe Companies (a)	385,900	1,837
Toso Co. Ltd.	400,000	953
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tsann Kuen Enterprise Co. Ltd.	1,000,000	$ 1,667
Yankee Candle Co., Inc. (a)	907,100	23,802
		1,514,667
Internet & Catalog Retail - 0.3%
Belluna Co. Ltd.	50,000	1,744
Blair Corp. (c)	459,100	11,041
Insight Enterprises, Inc. (a)(c)	2,489,626	49,444
N Brown Group PLC	6,800,000	15,598
		77,827
Leisure Equipment & Products - 0.7%
Action Performance Companies, Inc. (c)	1,825,600	31,419
Anthony & Sylvan Pools Corp. (a)	226,936	874
Asia Optical Co., Inc.	100,000	814
Beneteau SA	65,000	4,212
Coastcast Corp. (a)(c)	763,200	1,549
Gametech International, Inc.	293,200	1,363
JAKKS Pacific, Inc. (a)(c)	2,458,600	34,666
Johnson Outdoors, Inc. Class A (a)	238,288	4,056
Marine Products Corp. (c)	1,713,240	34,350
MarineMax, Inc. (a)	199,300	4,484
Polaris Industries, Inc.	495,000	41,045
Radica Games Ltd.	296,700	2,439
RC2 Corp. (a)	85,000	2,087
SCP Pool Corp. (a)	600,000	19,230
Trigano SA	50,000	2,488
Vitec Group PLC	10,000	63
Zapf Creation AG	325,000	8,943
		194,082
Media - 1.2%
Astral Media, Inc. Class A (non-vtg.)	42,000	916
Austereo Group Ltd.	5,000,000	5,271
Championship Auto Racing Teams, Inc. (a)(c)	1,471,600	206
Chime Communications PLC (a)(c)	11,500,000	8,653
Chubu-Nippon Broadcasting Co. Ltd.	150,000	1,242
Grupo Radio Centro SA de CV sponsored ADR	1,017,100	6,723
Havas	500,000	3,149
Highbury House Communications PLC	4,425,000	1,897
Independent News & Media PLC (Ireland)	802,666	2,122
Johnston Press PLC	13,100,000	113,508
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Opinion Research Corp. (a)(c)	367,711	$ 2,283
P4 Radio Hele Norge ASA (a)	450,000	391
Persona, Inc. (a)(c)	1,964,600	9,754
PubliGroupe SA (Reg.) (a)	54,516	19,484
R.H. Donnelley Corp. (a)	1,000,000	41,800
Reader's Digest Association, Inc. (non-vtg.)	760,000	10,534
SMG PLC	750,000	1,714
Sondagsavisen AS (Reg.) (a)	250,000	1,109
Southern Cross Broadcasting Australia Ltd.	1,336,080	11,359
Trinity Mirror PLC	1,150,000	12,629
TV Azteca SA de CV sponsored ADR	3,332,300	25,525
TVA Group, Inc. Class B (c)	2,132,700	37,559
Village Roadshow Ltd. (a)	2,700,000	3,382
VLT AB (B Shares)	225,000	3,106
Wegener NV (a)	690,000	6,377
		330,693
Multiline Retail - 1.3%
Conn's, Inc.	486,507	7,784
Daiwa Co. Ltd.	300,000	513
Gifi	60,000	4,419
Harvey Norman Holdings Ltd.	2,500,000	5,156
Merchant Retail Group PLC	2,000,000	6,603
Next PLC	13,250,000	310,826
ShopKo Stores, Inc. (a)(c)	2,914,400	41,035
Thanks Japan Corp.	20,000	121
		376,457
Specialty Retail - 4.8%
Abercrombie & Fitch Co. Class A (a)	2,510,700	65,027
American Eagle Outfitters, Inc. (a)(c)	4,000,000	74,400
AutoZone, Inc. (a)	1,000,000	84,320
BMTC Group, Inc. Class A (sub. vtg.) (c)	3,200,000	31,027
Bricorama SA	25,000	1,266
Brookstone Co., Inc. (a)(c)	1,128,166	26,850
Cato Corp. Class A (c)	1,945,844	40,765
CD Bramall PLC (c)	3,819,869	42,261
Charlotte Russe Holding, Inc. (a)(c)	2,123,667	27,034
Clinton Cards PLC	4,700,000	7,459
Finlay Enterprises, Inc. (a)(c)	1,042,700	15,463
Footstar, Inc. (a)(c)	2,016,000	5,846
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
French Connection Group PLC (c)	5,000,000	$ 34,203
Friedmans, Inc. Class A (c)	2,007,700	14,737
Genesco, Inc. (a)(c)	2,174,300	37,615
Group 1 Automotive, Inc. (a)	139,000	5,110
Hibbett Sporting Goods, Inc. (a)	207,010	6,438
Homestyle Group PLC (a)	550,000	1,249
Hot Topic, Inc. (a)	1,426,800	43,475
JJB Sports PLC	5,918,052	29,148
Jo-Ann Stores, Inc. (a)	319,000	7,509
John David Group PLC	1,036,358	3,308
Keiiyu Co. Ltd.	100,000	801
Komplett ASA	168,900	3,803
La Senza Corp. (sub. vtg.)	161,800	1,343
Le Chateau, Inc. Class A (sub. vtg.) (c)	211,100	1,991
Lindex AB	70,000	1,970
Lithia Motors, Inc. Class A (c)	1,396,100	36,215
Matalan PLC	6,000,000	18,415
Monro Muffler Brake, Inc. (a)(c)	1,019,400	23,630
Monsoon PLC	2,400,000	6,611
New Look Group PLC	500,000	2,992
New Look Group PLC (d)	950,000	5,684
OrotonGroup Ltd.	100,000	195
Payless ShoeSource, Inc. (a)	1,017,900	13,681
PC Connection, Inc. (a)	1,136,907	11,517
Peacock Group PLC	800,000	2,787
Pier 1 Imports, Inc.	3,774,000	78,311
Pomeroy IT Solutions, Inc. (c)	1,290,645	19,231
Reg Vardy PLC	610,000	6,076
Regis Corp.	236,900	10,234
Rex Stores Corp. (a)(c)	1,400,000	18,130
Ross Stores, Inc. (c)	8,150,000	227,793
ScS Upholstery PLC (c)	1,991,629	7,484
Shoe Carnival, Inc. (a)	106,600	1,731
Sonic Automotive, Inc. Class A (c)	2,900,000	64,902
Steiner Leisure Ltd. (a)(c)	1,741,308	29,620
TBC Corp. (a)	993,922	26,836
The Buckle, Inc.	314,000	8,086
The Children's Place Retail Stores, Inc. (a)(c)	2,064,574	55,516
The Men's Wearhouse, Inc. (a)	1,000,000	23,290
Too, Inc. (a)(c)	1,800,000	27,540
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Topps Tiles PLC	425,000	$ 4,702
United Retail Group, Inc. (a)	323,300	925
Whitehall Jewellers, Inc. (a)	338,600	3,129
Wilsons Leather Experts, Inc. (a)(c)	2,051,412	6,318
		1,355,999
Textiles Apparel & Luxury Goods - 3.2%
Adolfo Dominguez SA	25,000	469
Bijou Brigitte Modische Accessoires AG	30,000	1,684
Billabong International Ltd.	1,700,000	9,103
Cherokee, Inc. (c)	743,300	15,015
Dan River, Inc. Class A (a)	294,000	273
Danier Leather, Inc. (a)(c)	415,200	3,196
Delta Apparel, Inc. (c)	404,000	7,676
Fab Industries, Inc.	51,000	281
Folli Follie SA	35,000	1,022
Fossil, Inc. (a)(c)	4,509,400	130,818
Gerry Weber International AG (Bearer)	50,666	468
Gildan Activewear, Inc. Class A (sub. vtg.) (a)(c)	2,145,200	63,970
Hampshire Group Ltd. (a)(c)	472,300	14,476
Handsome Co. Ltd.	250,000	2,433
Hugo Boss AG	100,000	2,107
JLM Couture, Inc. (a)(c)	197,100	869
Jones Apparel Group, Inc.	5,550,000	189,089
Kenneth Cole Productions, Inc. Class A (c)	1,033,800	34,581
Liz Claiborne, Inc.	2,340,900	83,734
Movado Group, Inc. (c)	836,900	23,868
New Wave Group AB (B Shares)	25,000	492
Novel Denim Holdings Ltd. (a)(c)	943,800	1,510
Perry Ellis International, Inc. (a)	364,536	8,071
Polo Ralph Lauren Corp. Class A (c)	2,605,000	78,671
Quiksilver, Inc. (a)(c)	3,416,000	56,296
Skechers U.S.A., Inc. Class A (a)(c)	1,872,300	14,735
Steven Madden Ltd. (a)(c)	1,310,600	24,364
Tandy Brands Accessories, Inc. (c)	544,900	7,683
Ted Baker PLC	225,000	1,605
Tommy Hilfiger Corp. (a)(c)	9,044,150	123,453
Unifirst Corp.	76,830	1,995
Van de Velde	30,000	3,547
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Velcro Industries NV	268,400	$ 3,022
Workman Co. Ltd.	5,000	109
		910,685
TOTAL CONSUMER DISCRETIONARY		6,793,856
CONSUMER STAPLES - 7.1%
Beverages - 0.9%
Baron de Ley SA (a)	210,000	9,534
Belhaven Group PLC	105,000	838
Coca-Cola Femsa SA de CV sponsored ADR (a)	90,000	2,097
Constellation Brands, Inc. Class A (a)(c)	6,130,000	205,600
Hansen Natural Corp. (a)(c)	882,675	7,935
Heineken Holding NV (A Shares)	100,000	3,359
National Beverage Corp. (a)	617,500	10,195
Robert Mondavi Corp. Class A (a)	319,300	11,559
Shikoku Coca-Cola Bottling Co. Ltd.	200,000	2,054
		253,171
Food & Staples Retailing - 4.2%
BJ's Wholesale Club, Inc. (a)(c)	7,006,000	151,680
CVS Corp.	10,900,000	389,348
Fresh Brands, Inc. (c)	510,700	5,802
Jean Coutu Group, Inc. Class A	2,000,000	23,904
Metro, Inc. Class A (sub. vtg.) (c)	9,687,700	146,635
Ministop Co. Ltd. (a)	200,000	3,035
Ozeki Co. Ltd.	95,800	3,886
Safeway, Inc. (a)	18,733,200	423,183
Shoei Foods Corp.	300,000	1,265
Sligro Food Group NV	621,000	18,900
Sundrug Co. Ltd.	200,000	8,244
Village Super Market, Inc. Class A	55,678	1,763
Yaoko Co. Ltd.	20,000	288
		1,177,933
Food Products - 1.4%
American Italian Pasta Co. Class A	214,200	8,311
Barry Callebaut AG	10,000	2,123
Cagle's, Inc. Class A (a)(c)	474,700	4,700
Cranswick PLC	975,000	6,065
Dean Foods Co. (a)	800,000	25,600
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc. (c)	5,060,800	$ 131,581
Gaban Co. Ltd.	25,000	236
Greggs PLC	182,000	10,790
IAWS Group PLC (Ireland)	3,883,000	45,042
Industrias Bachoco SA de CV sponsored ADR	1,737,500	19,321
Interstate Bakeries Corp.	697,000	10,051
Kerry Group PLC Class A	2,375,000	42,213
Kleeneze PLC	2,000,000	4,652
Monterey Pasta Co. (a)(c)	1,408,700	5,283
People's Food Holdings Ltd.	10,402,000	7,185
Riviana Foods, Inc. (c)	818,605	20,948
Robert Wiseman Dairies PLC	325,000	1,565
Saputo, Inc.	1,475,400	34,066
Sylvan, Inc. (a)	142,100	1,721
United Food Holdings Ltd.	10,000,000	3,277
Want Want Holdings Ltd.	14,250,000	14,678
		399,408
Personal Products - 0.1%
DSG International Ltd. (c)	507,600	3,508
IWP International PLC:
(Dublin) (Reg.)	250,000	112
(United Kingdom) (Reg.)	700,000	306
Nature's Sunshine Products, Inc. (c)	1,527,800	12,681
		16,607
Tobacco - 0.5%
DIMON, Inc. (c)	2,869,800	20,462
Loews Corp. - Carolina Group	4,020,530	105,097
Standard Commercial Corp. (c)	1,362,000	29,351
		154,910
TOTAL CONSUMER STAPLES		2,002,029
ENERGY - 3.4%
Energy Equipment & Services - 1.3%
AKITA Drilling Ltd. Class A (non-vtg.)	863,500	15,768
Bolt Technology Corp. (a)(c)	464,200	2,121
CCS Income Trust (c)	1,188,500	26,679
CHC Helicopter Corp. Class A (sub. vtg.)	151,100	3,711
Collicutt Energy Services Ltd. (a)	295,000	534
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Enerflex Systems Ltd.	513,000	$ 8,167
Ensign Resource Service Group, Inc.	1,200,000	20,518
Expro International Group PLC	300,000	1,508
Farstad Shipping ASA (c)	2,460,000	25,067
Fugro NV (Certificaten Van Aandelen)	724,500	38,993
Gulf Island Fabrication, Inc. (a)	210,400	3,432
IHC Caland NV	195,000	10,014
Lufkin Industries, Inc. (c)	544,550	16,456
NQL Drilling Tools, Inc. (a)(c)	3,103,440	9,133
Offshore Logistics, Inc. (a)(c)	1,973,600	42,136
Oil States International, Inc. (a)	2,000,000	30,540
Pason Systems, Inc. (c)	1,218,000	23,252
Peak Energy Services Ltd. (a)(c)	2,961,700	9,498
Petroleum Helicopters, Inc. (a)(c)	230,600	6,342
Petroleum Helicopters, Inc. (non-vtg.) (a)	259,085	6,477
ProSafe ASA	1,600,000	34,774
RPC, Inc. (c)	1,911,300	21,808
Solstad Offshore ASA	1,310,300	10,457
Total Energy Services Ltd. (a)(c)	2,422,100	9,778
Wenzel Downhole Tools Ltd. (a)	896,400	287
		377,450
Oil & Gas - 2.1%
Adams Resources & Energy, Inc. (c)	421,800	5,251
AO Tatneft unit	238,200	5,984
Canadian Natural Resources Ltd.	375,000	18,109
Castle Energy Corp. (c)	1,167,000	9,803
Compton Petroleum Corp. (a)	1,575,000	7,974
Encore Acquisition Co. (a)	253,100	6,434
Frontline Ltd.	205,000	6,033
General Maritime Corp. (a)	655,500	13,766
Giant Industries, Inc. (a)(c)	866,600	10,824
Holly Corp.	185,400	5,173
Houston Exploration Co. (a)	50,000	1,808
Hunting PLC	1,050,000	2,107
Husky Energy, Inc.	250,000	4,318
KCS Energy, Inc. (a)(c)	3,293,500	32,902
Markwest Hydrocarbon, Inc. (a)	324,830	3,703
National Energy Group, Inc. (a)	112,500	456
Nissin Shoji Co. Ltd.	250,000	851
Novus Petroleum Ltd. (a)(c)	12,000,000	17,232
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Oil Search Ltd.	30,000,463	$ 26,353
Overseas Shipholding Group, Inc.	300,000	10,566
Pe Ben Oilfield Services Ltd. (a)(c)	336,150	1,281
Penn West Petroleum Ltd.	225,000	8,132
PetroKazakhstan, Inc. Class A (a)	475,000	10,716
Petroleo Brasileiro SA Petrobras sponsored ADR	1,300,000	38,220
Petroleum Development Corp. (a)(c)	1,212,700	25,940
Real Resources, Inc. (a)	50,000	215
Repsol YPF SA sponsored ADR	1,200,000	24,372
Stelmar Shipping Ltd. (c)	1,042,500	27,095
Swift Energy Co. (a)(c)	2,648,400	44,175
Teekay Shipping Corp. (c)	2,095,000	132,404
Tsakos Energy Navigation Ltd.	375,300	8,947
Vintage Petroleum, Inc.	2,352,900	29,458
World Fuel Services Corp. (c)	1,216,106	41,469
		582,071
TOTAL ENERGY		959,521
FINANCIALS - 13.5%
Capital Markets - 0.6%
AOT NV (a)	250,000	518
B2B Trust	620,000	3,696
Bear Stearns Companies, Inc.	725,000	59,704
Globaly Corp.	50,000	1,626
Home Capital Group, Inc. Class B (sub. vtg.) (c)	1,780,100	23,855
Investment Technology Group, Inc. (a)	2,235,800	36,332
Kas-Bank NV (Certificaten Van Aandelen)	195,000	3,741
MFC Bancorp Ltd. (a)(c)	763,800	16,689
Norvestia Oyj (B Shares)	225,000	4,546
Van der Moolen Holding NV sponsored ADR	1,428,500	12,157
Vontobel Holdings AG	146,241	3,389
		166,253
Commercial Banks - 4.0%
Anglo Irish Bank Corp. PLC	6,100,360	103,482
Bank of the Ozarks, Inc. (c)	1,500,000	33,975
BOK Financial Corp.	1,264,527	49,784
Bridge Bancorp, Inc.	5,000	179
Canadian Western Bank, Edmonton (c)	904,900	27,421
Cascade Bancorp	329,743	7,248
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Cathay General Bancorp	1,206,272	$ 66,441
Century Bancorp, Inc. Class A (non-vtg.)	76,326	2,652
City National Corp.	1,320,000	79,886
DnB NOR ASA	5,500,095	33,000
First Bancorp, Puerto Rico (c)	3,950,000	159,817
Great Southern Bancorp, Inc.	175,400	8,200
Hanmi Financial Corp. (c)	822,776	17,122
International Bancshares Corp.	460,756	23,033
Jyske Bank AS (Reg.) (a)	1,713,600	98,537
Laurentian Bank of Canada	858,400	18,524
Local Financial Corp. (a)(c)	1,651,000	35,728
London Scottish Bank PLC	550,000	1,284
Northern Empire Bancshares (a)	46,300	857
OKO Bank (A Shares)	1,000,000	23,150
Oriental Financial Group, Inc.	230,140	5,869
Pennsylvania Communication Bancorp, Inc.	5,610	292
Popular, Inc.	1,753,900	77,628
Ringerikes Sparebank (a)(c)	49,950	1,139
Ringkjoebing Bank (Reg.) (c)	100,000	6,445
S.Y. Bancorp, Inc.	650,900	13,877
SouthTrust Corp.	3,500,000	118,965
Southwest Bancorp, Inc., Oklahoma (c)	807,029	13,792
Sparebanken Midt-Norge (a)	25,000	873
Sparebanken More (primary capital certificate)	125,084	4,492
Sparebanken Rana (a)(c)	50,750	991
Sparebanken Rogaland (primary capital certificate) (a)	125,000	5,781
Sterling Bancorp, New York (c)	1,310,060	39,695
Sterling Bancshares, Inc.	1,023,800	12,777
Sydbank AS	300,000	45,852
Texas Regional Bancshares, Inc. Class A	236,500	9,091
Vestjysk Bank AS (Reg.)	2,530	682
		1,148,561
Consumer Finance - 1.3%
ACE Cash Express, Inc. (a)(c)	889,600	25,469
Aeon Credit Service (Asia) Co. Ltd.	16,000,000	10,905
Cattles PLC	7,400,000	43,635
JCG Holdings Ltd.	32,250,000	26,957
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
MBNA Corp.	8,200,000	$ 221,072
Takefuji Corp.	600,000	36,192
		364,230
Diversified Financial Services - 0.4%
California First National Bancorp (c)	718,735	10,019
CIT Group, Inc.	2,750,000	104,280
Daiko Clearing Services Co. Ltd.	100,000	400
Instinet Group, Inc. (a)	1,725,000	10,799
		125,498
Insurance - 3.2%
Aegon NV ADR	1,000,000	15,250
Allmerica Financial Corp. (a)	9,094	315
American Physicians Capital, Inc. (a)(c)	762,151	13,825
April Group	40,000	764
CNP Assurances	350,000	20,300
Cotton States Life Insurance Co. (c)	612,500	12,158
Fidelity National Financial, Inc.	800,000	32,968
Financial Industries Corp. (c)	1,302,480	18,495
First American Corp., California	638,100	19,181
IPC Holdings Ltd. (c)	3,531,000	145,513
Montpelier Re Holdings Ltd.	600,000	23,220
National Western Life Insurance Co. Class A (a)(c)	243,717	37,393
Nationwide Financial Services, Inc. Class A (c)	3,750,000	134,438
Philadelphia Consolidated Holding Corp. (a)(c)	1,285,400	64,026
Protective Life Corp.	2,146,600	75,990
PXRE Group Ltd. (c)	1,323,200	37,182
RenaissanceRe Holdings Ltd.	3,362,957	173,394
Seibels Bruce Group, Inc. (a)	122,500	339
Standard Management Corp. (a)	358,500	1,459
UICI (a)	965,900	12,267
UnumProvident Corp.	4,125,000	64,474
		902,951
Real Estate - 0.3%
Apartment Investment & Management Co. Class A	1,000,000	35,180
Countryside Properties PLC	1,250,000	5,079
Joint Corp.	335,000	4,117
Kyoritsu Maintenance Co. Ltd.	25,000	406
Melcor Developments Ltd.	4,600	162
Sjaelso Gruppen AS	25,000	1,774
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Tejon Ranch Co. (a)(c)	990,300	$ 39,711
VastNed Offices/Industrial NV	100,000	2,651
		89,080
Thrifts & Mortgage Finance - 3.7%
Coastal Financial Corp.	336,448	5,710
Doral Financial Corp. (c)	6,300,000	204,561
Farmer Mac Class C (non-vtg.) (a)	80,000	2,261
First Mutual Bancshares, Inc. (c)	464,807	11,434
Fremont General Corp.	1,602,300	29,691
Harbor Florida Bancshares, Inc.	382,273	10,990
Hawthorne Financial Corp. (a)(c)	787,050	27,649
HMN Financial, Inc.	42,200	1,061
New York Community Bancorp, Inc.	400,000	16,500
North Central Bancshares, Inc. (c)	160,100	5,748
Northern Rock PLC	9,500,000	128,238
Paragon Group of Companies PLC	1,850,000	12,427
Quaker City Bancorp, Inc. (c)	471,741	21,233
R&G Financial Corp. Class B	165,000	4,835
Radian Group, Inc.	3,000,000	139,680
Severn Bancorp, Inc.	27,700	865
The PMI Group, Inc. (c)	9,100,000	351,442
W Holding Co., Inc.	3,405,600	66,920
		1,041,245
TOTAL FINANCIALS		3,837,818
HEALTH CARE - 7.9%
Biotechnology - 0.1%
Albany Molecular Research, Inc. (a)	1,535,000	23,117
Embrex, Inc. (a)(c)	657,600	9,213
MedImmune, Inc. (a)	10,000	235
		32,565
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	500,000	14,575
Cantel Medical Corp. (a)	259,700	3,986
Cochlear Ltd.	125,000	2,101
Cooper Companies, Inc. (c)	1,750,000	84,700
Corin Group PLC	50,000	173
Cytyc Corp. (a)	200,000	3,240
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Denka Seiken Co. Ltd.	5,000	$ 180
DENTSPLY International, Inc.	175,000	7,350
Edwards Lifesciences Corp. (a)	194,300	6,767
Exactech, Inc. (a)(c)	900,000	15,030
Golden Meditech Co. Ltd.	6,000,000	2,238
HealthTronics Surgical Services, Inc. (a)	420,688	2,646
Huntleigh Technology PLC	1,300,000	7,885
ICU Medical, Inc. (a)(c)	1,204,526	45,411
Invacare Corp. (c)	1,864,600	79,842
Japan Medical Dynamic Marketing, Inc.	75,000	872
Kensey Nash Corp. (a)	505,300	13,567
Medical Action Industries, Inc. (a)(c)	988,423	17,614
Medstone International, Inc. (a)(c)	561,200	2,952
Memry Corp. (a)	780,000	1,459
Mentor Corp.	1,000,000	28,400
Mesa Laboratories, Inc. (c)	268,000	2,597
Moulin International Holdings Ltd.	5,500,167	3,996
Nakanishi, Inc.	250,000	13,118
National Dentex Corp. (a)(c)	348,000	8,790
Nutraceutical International Corp. (a)	41,300	652
Ocular Sciences, Inc. (a)(c)	2,156,531	65,947
Orthofix International NV (a)(c)	1,195,200	60,716
Shofu, Inc.	25,000	318
Theragenics Corp. (a)(c)	2,966,000	18,063
Utah Medical Products, Inc. (a)(c)	483,300	12,300
Young Innovations, Inc. (c)	632,880	22,436
		549,921
Health Care Providers & Services - 5.6%
Allou Health Care, Inc. Class A (a)	269,600	1
American HomePatient, Inc. (a)	200,000	390
AMERIGROUP Corp. (a)	1,065,800	43,485
Atol Co. Ltd.	50,000	522
CML Healthcare, Inc. (a)	808,600	32,306
Corvel Corp. (a)(c)	1,100,000	41,987
D & K Healthcare Resources, Inc. (c)	1,381,490	15,956
Dendrite International, Inc. (a)	598,056	10,161
First Health Group Corp. (a)(c)	5,014,500	99,387
Health Management Associates, Inc. Class A	8,500,000	208,335
Hokuyaku, Inc.	337,500	1,621
Horizon Health Corp. (a)(c)	674,400	16,455
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
IMPATH, Inc. (a)(c)	1,660,000	$ 9,794
Lincare Holdings, Inc. (a)(c)	9,359,956	301,203
Medco Health Solutions, Inc. (a)	2,000,000	73,700
Molina Healthcare, Inc.	638,800	16,449
National Healthcare Corp. (a)(c)	966,500	19,417
OPG Groep NV (A Shares)	63,000	2,859
Option Care, Inc. (a)(c)	1,154,545	15,101
PacifiCare Health Systems, Inc. (a)(c)	7,100,000	233,235
Radiologix, Inc. (a)	543,300	2,037
Ramsay Health Care Ltd.	200,000	706
RehabCare Group, Inc. (a)(c)	1,687,500	40,500
Renal Care Group, Inc. (a)(c)	4,919,436	213,553
ResCare, Inc. (a)(c)	2,125,300	19,468
Rhoen-Klinikum AG	140,000	6,810
Sun-Life Corp.	25,000	411
Trover Solutions, Inc. (a)(c)	1,112,500	7,676
U.S. Physical Therapy, Inc. (a)	283,100	3,963
United Drug PLC:
(Ireland)	2,625,000	8,185
(United Kingdom)	875,000	2,769
Universal Health Services, Inc. Class B	2,500,000	137,300
		1,585,742
Pharmaceuticals - 0.3%
Alpharma, Inc. Class A (c)	3,115,800	67,675
Dong-A Pharmaceutical Co. Ltd.	331,713	5,451
Far East Pharmaceutical Technology Co. Ltd.	6,000,000	802
KV Pharmaceutical Co. Class A (a)	346,050	8,710
UCB SA	150,000	5,989
		88,627
TOTAL HEALTH CARE		2,256,855
INDUSTRIALS - 9.9%
Aerospace & Defense - 0.9%
AAR Corp. (a)(c)	2,400,000	32,040
Astronics Corp. (a)(c)	604,800	3,369
Astronics Corp. Class B (a)(c)	203,193	1,016
CAE, Inc. (c)	11,378,800	50,485
CAE, Inc. (d)	2,500,000	11,092
Cobham PLC	1,150,000	25,215
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Ducommun, Inc. (a)(c)	973,400	$ 24,043
Magellan Aerospace Corp. (a)	2,007,200	4,892
Moog, Inc. Class A (a)	463,500	24,324
Pemco Aviation Group, Inc. (a)	164,190	5,747
Radstone Technology PLC	150,000	1,030
The Allied Defense Group, Inc. (a)(c)	540,588	10,812
Triumph Group, Inc. (a)	792,200	28,083
United Defense Industries, Inc. (a)	800,000	23,440
		245,588
Air Freight & Logistics - 0.1%
AirNet Systems, Inc. (a)(c)	684,200	2,833
Baltrans Holdings Ltd.	6,000,000	2,469
Chuo Warehouse Co. Ltd.	300,000	2,737
CNF, Inc.	20,000	639
Frans Maas Groep NV (Certificaten Van Aandelen) (c)	340,000	11,768
		20,446
Airlines - 0.2%
America West Holding Corp. Class B (a)(c)	2,644,000	29,586
MAIR Holdings, Inc. (a)	2,032,311	17,783
Midwest Express Holdings, Inc. (a)(c)	1,551,700	6,548
Transat A.T., Inc. (a)	305,000	3,441
		57,358
Building Products - 0.7%
Aaon, Inc. (a)	474,057	9,010
American Woodmark Corp.	152,800	9,527
Beltecno Corp.	125,000	336
Kingspan Group PLC:
(Ireland)	1,400,000	8,277
(United Kingdom)	3,375,000	19,824
Kondotec, Inc.	275,000	1,339
Maezawa Kasei Industries Co. Ltd.	400,000	4,935
Miyako, Inc.	35,000	199
NCI Building Systems, Inc. (a)(c)	1,873,000	47,275
Nippon Filing Co. Ltd.	100,000	314
Patrick Industries, Inc. (c)	273,280	2,350
Quixote Corp. (c)	590,000	13,741
Royal Group Technologies Ltd. (sub. vtg.) (a)	3,660,900	36,739
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - continued
Toami Corp. (c)	350,000	$ 1,982
USG Corp. (a)(c)	2,498,600	45,574
		201,422
Commercial Services & Supplies - 1.0%
Caldwell Partners International, Inc. Class A (non-vtg.) (a)	187,700	248
Compudyne Corp. (a)(c)	685,815	7,776
CompX International, Inc. Class A	130,400	977
Copart, Inc. (a)	1,120,800	18,885
CSS Stellar PLC	50,000	50
GFK AG	40,000	1,275
Hoan Kogyo Co. Ltd.	500,000	1,163
Imagistics International, Inc. (a)	705,300	28,156
Informatics Holdings Ltd.	850,000	434
Interior Services Group PLC	200,000	586
Johnan Academic Preparatory Institute, Inc.	50,000	246
Kyoshin Co. Ltd.	25,000	108
Mitie Group PLC	4,371,400	9,350
New Horizons Worldwide, Inc. (a)(c)	1,019,900	7,853
Nishio Rent All Co. Ltd.	400,000	3,638
On Assignment, Inc. (a)(c)	2,529,006	18,816
Penna Consulting PLC	700,000	1,692
RCM Technologies, Inc. (a)(c)	1,056,858	7,821
Refac (a)	75,900	374
Reliance Security Group Ltd.	302,500	3,807
RemedyTemp, Inc. Class A (a)(c)	853,400	9,993
Roto Smeets de Boer NV (c)	300,000	9,523
Samas Groep NV (Certificaten Van Aandelen) (a)	250,000	1,731
Shingakukai Co. Ltd.	200,000	1,418
SHL Group PLC	250,000	381
Shuei Yobiko Co. Ltd.	30,000	712
Solvus SA (a)	100,400	1,960
SOURCECORP, Inc. (a)(c)	1,686,600	44,476
Spherion Corp. (a)(c)	5,958,300	57,855
Tanabe Management Consulting Co.	200,000	900
Tempo Services Ltd.	100,000	111
Transcontinental, Inc. Class A	10,000	182
Trio-Tech International (a)(c)	285,900	1,092
United Services Group NV	125,261	2,953
Up, Inc. (c)	550,000	3,110
Valassis Communications, Inc. (a)	468,900	14,348
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Wao Corp. (c)	450,000	$ 1,081
Watson Wyatt & Co. Holdings Class A (a)	446,100	10,193
Wesco, Inc.	200,000	560
Wyndeham Press Group PLC (c)	4,000,000	7,625
		283,459
Construction & Engineering - 2.4%
Actividades de Construccion y Servicios SA (ACS)	1,000,000	49,430
AM NV	250,000	2,139
Aoki Marine Co. Ltd.	126,000	280
Badger Daylighting, Inc. (a)	802,300	2,028
Butler Manufacturing Co.	62,500	1,421
Chicago Bridge & Iron Co. NV	328,300	10,033
Chodai Co. Ltd.	200,000	548
Dycom Industries, Inc. (a)	2,250,000	58,208
EMCOR Group, Inc. (a)(c)	1,499,072	61,177
Heijmans NV (c)	2,093,277	55,013
Hibiya Engineering Ltd.	1,500,000	11,019
Imtech NV	762,000	18,676
Jacobs Engineering Group, Inc. (a)	2,500,000	112,200
Japan Engineering Consultants Co. Ltd.	300,000	686
Japan Steel Tower Co. Ltd.	500,000	851
Kaneshita Construction Co. Ltd.	747,000	3,694
Kawasaki Setsubi Kogyo Co. Ltd. (a)	200,000	499
Kier Group PLC	550,000	6,436
Komai Tekko, Inc.	100,000	231
Koninklijke BAM Groep NV (c)	1,387,000	44,703
Matsui Construction Co. Ltd.	400,000	1,184
Matsuo Bridge Co. Ltd.	500,000	1,281
Sanshin Corp.	250,000	288
Sanyo Engineering & Construction, Inc.	1,000,000	3,205
Shaw Group, Inc. (a)(c)	5,171,200	60,400
Stantec, Inc. (a)(c)	1,834,300	32,526
Taihei Dengyo Kaisha Ltd.	100,000	349
Takada Kiko Co. Ltd.	700,000	3,375
Takigami Steel Construction Co. Ltd.	350,000	1,585
Technical Olympic SA (Reg.)	4,400,000	19,538
URS Corp. (a)(c)	3,307,600	91,455
Yokogawa Bridge Corp.	1,000,000	4,255
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Yokogawa Construction Co. Ltd.	300,000	$ 976
Yurtec Corp.	1,150,000	4,480
		664,169
Electrical Equipment - 1.3%
Acuity Brands, Inc. (c)	3,538,700	85,990
Aichi Electric Co. Ltd.	900,000	1,064
AstroPower, Inc. (a)	658,000	724
AZZ, Inc. (a)(c)	531,800	8,296
Belden, Inc. (c)	1,312,700	26,385
BTU International, Inc. (a)(c)	694,500	3,368
Byd Co. Ltd. (H Shares)	425,000	1,181
C&D Technologies, Inc. (c)	2,300,300	46,765
Channell Commercial Corp. (a)(c)	912,524	4,344
Chase Corp. (c)	404,700	5,625
Deswell Industries, Inc. (c)	877,150	23,859
Draka Holding NV (a)(c)	1,806,668	41,802
General Cable Corp. (a)(c)	3,817,000	30,841
Genlyte Group, Inc. (a)(c)	1,343,200	73,876
Koito Industries Ltd.	900,000	3,089
Korea Electric Terminal Co. Ltd.	100,000	1,861
Kyosan Electric Manufacturing Co. Ltd.	200,000	677
Nexans SA	245,000	8,569
TB Wood's Corp. (c)	417,200	3,713
Volex Group PLC (a)	500,000	1,774
		373,803
Industrial Conglomerates - 0.7%
Aalberts Industries NV	135,000	4,008
DCC PLC (Ireland) (c)	8,362,200	126,205
FKI PLC	400,000	832
Send Group PLC (a)(c)	1,000,000	1,031
Teleflex, Inc.	1,551,600	75,873
		207,949
Machinery - 1.3%
AddTech AB (B Shares)	275,000	1,451
Ampco-Pittsburgh Corp.	81,600	1,110
Cascade Corp. (c)	1,207,600	25,505
Collins Industries, Inc.	231,400	1,113
Columbus McKinnon Corp. (a)	446,379	4,330
Denyo Co. Ltd.	250,000	1,279
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
DT Industries, Inc. (a)(c)	1,460,975	$ 1,564
EnPro Industries, Inc. (a)	50,100	893
Foremost Industries Income Fund (c)	543,500	4,162
Gardner Denver, Inc. (a)(c)	1,477,600	36,822
Gehl Co. (a)(c)	635,000	9,790
Graham Corp.	5,000	58
Hardinge, Inc.	232,347	2,648
Hurco Companies, Inc. (a)(c)	398,028	1,835
Interpump Group Spa	150,000	646
Met-Pro Corp.	281,066	4,750
NACCO Industries, Inc. Class A	300,000	25,725
Pfeiffer Vacuum Technology AG sponsored ADR	200,000	8,150
Quipp, Inc. (a)(c)	141,500	2,035
Reliance Steel & Aluminum Co.	359,500	10,426
Robbins & Myers, Inc.	574,300	11,607
Sansei Yusoki Co. Ltd. (c)	1,000,000	5,862
Seksun Corp. Ltd. (c)	8,993,000	6,796
Supreme Industries, Inc. Class A (c)	513,750	3,853
The Oilgear Co. (a)(c)	190,000	855
Thomas Industries, Inc.	58,800	1,999
Timken Co.	1,000,000	22,050
Trifast PLC	4,150,896	6,323
Trinity Industries, Inc. (c)	4,634,800	148,777
Twin Disc, Inc.	78,700	1,594
Velan, Inc. (sub. vtg.) (c)	402,300	3,612
Wanyou Fire Safety Technology Holdings Ltd.	1,000,000	76
Wolverine Tube, Inc. (a)	329,400	2,352
		360,048
Marine - 0.1%
Compagnie Maritime Belge SA (CMB)	91,823	8,876
Dfds AS	25,000	1,034
Neptune Orient Lines Ltd. (a)	10,100,000	13,655
Ocean Wilsons Holdings Ltd.	400,000	1,138
Tokyo Kisen Co. Ltd. (c)	600,000	2,161
		26,864
Road & Rail - 0.9%
Arkansas Best Corp. (c)	1,515,969	42,947
Boyd Brothers Transportation, Inc. (a)(c)	155,299	1,061
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Daiwa Logistics Co. Ltd.	400,000	$ 2,742
DSV de Sammensluttede Vognmaend AS	25,000	1,105
Hutech Norin Co. Ltd.	25,000	331
Japan Logistic Systems Corp.	300,000	689
Marten Transport Ltd. (a)(c)	1,263,225	22,132
Old Dominion Freight Lines, Inc. (a)(c)	981,720	30,433
Overnite Corp.	1,010,660	22,649
P.A.M. Transportation Services, Inc. (a)(c)	1,129,025	20,006
Sakai Moving Service Co. Ltd. (a)	144,100	3,188
SCS Transportation, Inc. (a)(c)	787,964	13,395
Trancom Co. Ltd. (c)	400,000	6,089
USF Corp. (c)	2,700,000	92,394
Vitran Corp., Inc. Class A (a)	351,780	5,266
		264,427
Trading Companies & Distributors - 0.3%
Bergman & Beving AB (B Shares)	275,000	1,935
Brammer PLC	1,364,000	3,521
Eriks Group NV	25,000	912
Grafton Group PLC unit	1,200,000	8,606
Heiton Group PLC (c)	4,894,240	28,081
Inaba Denki Sangyo Co. Ltd.	1,000,000	16,271
Mitani Sangyo Co. Ltd.	150,000	333
Richelieu Hardware Ltd.	737,900	10,440
SIG PLC	1,250,000	8,026
Uehara Sei Shoji Co. Ltd. (c)	1,250,000	4,373
Univar NV	100,000	1,994
Wakita & Co. Ltd.	850,000	5,617
		90,109
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	1,000,000	2,458
Meiko Transportation Co. Ltd.	500,000	1,844
Vopak NV	210,000	3,981
		8,283
TOTAL INDUSTRIALS		2,803,925
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 2.1%
Aastra Technologies Ltd. (a)(c)	1,691,760	23,232
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Adaptec, Inc. (a)	3,750,000	$ 35,138
Applied Innovation, Inc. (a)(c)	796,600	5,576
Bel Fuse, Inc.:
Class A	381,500	12,094
Class B	47,300	1,708
Black Box Corp. (c)	2,025,025	105,362
Blonder Tongue Laboratories, Inc. (a)(c)	506,900	1,952
Brooktrout, Inc. (a)(c)	1,178,300	19,348
Cable Design Technologies Corp. (a)	2,003,100	20,051
ClearOne Communications, Inc. (a)(c)	951,600	5,710
Communications Systems, Inc. (c)	818,281	7,119
Comverse Technology, Inc. (a)	4,850,077	85,361
ECI Telecom Ltd. (a)(c)	5,656,800	41,917
ECtel Ltd. (a)(c)	1,683,200	8,567
Ericsson Spa	413,710	11,951
Intracom SA (Reg.)	3,250,000	25,295
Optical Cable Corp. (a)(c)	544,927	4,354
ROHN Industries, Inc. (a)(c)	2,700,000	7
Sunrise Telecom, Inc.	654,100	2,610
Tellabs, Inc. (a)	16,000,000	158,400
Twentsche Kabel Holding NV (c)	806,000	17,694
Wavecom SA sponsored ADR (a)	383,600	5,060
		598,506
Computers & Peripherals - 0.9%
ActivCard Corp. (a)	186,300	1,341
Creative Technology Ltd. (Nasdaq)	200,000	2,374
Datapulse Technology Ltd. (a)	3,550,000	702
Dataram Corp. (a)(c)	853,800	4,593
Electronics for Imaging, Inc. (a)(c)	3,348,557	89,641
Gateway, Inc. (a)	2,500,000	11,800
InFocus Corp. (a)(c)	3,543,100	39,187
Logitech International SA sponsored ADR (a)	1,400,000	68,390
Qualstar Corp. (a)(c)	1,225,703	6,387
SBS Technologies, Inc. (a)(c)	1,370,000	21,783
Seagate Technology	1,200,000	19,560
TPV Technology Ltd.	250,000	128
		265,886
Electronic Equipment & Instruments - 3.3%
Acal PLC	100,000	1,031
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Agilysys, Inc. (c)	2,060,211	$ 27,257
CTS Corp. (c)	3,415,000	47,229
Daidensha Co. Ltd.	100,000	378
Delta Electronics, Inc.	10,000,000	13,303
Delta Electronics PCL (For. Reg.)	25,076,800	15,587
Elec & Eltek International Co. Ltd.	249,664	679
Elec & Eltek International Holdings Ltd.	14,000,000	2,719
Global Imaging Systems, Inc. (a)(c)	1,793,957	56,833
GTSI Corp. (a)(c)	748,240	10,475
Hon Hai Precision Industries Co. Ltd.	10,000,000	46,547
Kingboard Chemical Holdings Ltd.	31,800,000	47,437
Lagercrantz Group AB (B Shares)	300,000	1,015
Leitch Technology Corp. (a)	204,700	811
Leitch Technology Corp. (d)	460,090	1,823
Lexar Media, Inc. (a)	25,000	365
Linx Printing Technologies PLC (c)	1,499,961	9,864
Mettler-Toledo International, Inc. (a)	181,500	8,313
MOCON, Inc. (c)	331,401	2,800
Muramoto Electronic Thailand PCL (For. Reg.)	410,300	2,885
NU Horizons Electronics Corp. (a)(c)	1,013,600	10,075
Optimal Robotics Corp. Class A (a)	526,300	4,521
Orbotech Ltd. (c)	3,196,085	79,902
Oxford Instruments PLC	375,000	1,597
Perceptron, Inc. (a)(c)	857,723	5,918
Perlos Oyj	300,000	3,113
Rotork PLC	350,000	2,375
Roxboro Group PLC	232,275	1,186
Samsung SDI Co. Ltd.	50,000	7,042
ScanSource, Inc. (a)(c)	1,154,500	58,129
Scientific Technologies, Inc. (a)	157,600	756
Scribona AB (B Shares) (a)	219,502	478
SED International Holdings, Inc. (a)(c)	480,000	1,210
Sigmatron International, Inc. (a)(c)	250,000	6,370
Sinotronics Holdings Ltd.	10,000,000	1,736
Solectron Corp. (a)	20,000,000	142,000
Somera Communications, Inc. (a)(c)	4,688,716	12,753
Spectrum Control, Inc. (a)(c)	1,314,400	10,844
Taitron Components, Inc. Class A (a)(c)	487,700	1,170
Tech Data Corp. (a)(c)	5,665,600	235,066
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tomen Electronics Corp.	10,000	$ 452
TT electronics PLC (c)	10,495,029	30,966
Varitronix International Ltd. (a)	11,049,044	11,154
Winland Electronics, Inc. (a)(c)	193,100	925
Wireless Telecom Group, Inc. (c)	1,048,200	3,679
Zomax, Inc. (a)(c)	3,254,509	15,980
		946,748
Internet Software & Services - 0.1%
Cryptologic, Inc.	93,000	1,312
Internet Gold (a)	606,100	2,582
Keynote Systems, Inc. (a)	701,779	8,477
		12,371
IT Services - 4.6%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	110,900
Altran Technologies SA (a)	300,000	4,449
Calian Technology Ltd.	15,200	150
Carreker Corp. (a)	1,103,912	16,515
CGI Group, Inc. Class A (sub. vtg.) (a)	300,000	2,049
Computer Sciences Corp. (a)	6,250,000	279,063
Concord EFS, Inc. (a)	22,200,000	313,464
Convergys Corp. (a)	1,500,000	25,080
CSG Systems International, Inc. (a)(c)	3,596,148	51,533
Daitec Co. Ltd. (c)	550,200	7,803
Delta Singular SA	300,000	932
Econocom Group SA	200,000	1,397
Emblaze Ltd. (a)	849,400	2,061
Exact Holdings NV (a)(c)	2,000,000	58,548
Fininfo SA	50,000	1,366
Indra Sistemas SA	1,250,000	16,839
infoUSA, Inc. (a)	2,592,585	24,396
InterCept, Inc. (a)	20,000	241
Lightbridge, Inc. (a)	307,130	2,411
Ordina NV	1,200,000	15,686
Perot Systems Corp. Class A (a)	2,008,600	27,096
PinkRoccade NV	1,071,000	16,124
Sabre Holdings Corp. Class A (c)	8,400,000	177,324
Technology Solutions Co. (a)(c)	2,540,897	3,252
The BISYS Group, Inc. (a)(c)	8,050,000	144,900
		1,303,579
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
BE Semiconductor Industries NV (NY Shares) (a)(c)	3,096,700	$ 26,601
Catalyst Semiconductor, Inc. (a)	176,285	1,384
Cohu, Inc.	282,500	5,738
Diodes, Inc. (a)	139,300	3,051
DuPont Photomasks, Inc. (a)(c)	1,792,400	41,996
Intest Corp. (a)(c)	868,000	5,729
KEC Corp.	110,020	4,038
Lattice Semiconductor Corp. (a)(c)	9,325,000	100,057
MediaTek, Inc.	1,000,000	11,171
Melexis NV (c)	2,575,300	32,347
Pericom Semiconductor Corp. (a)(c)	1,420,399	17,400
Realtek Semiconductor Corp.	13,491,000	24,713
Reliability, Inc. (a)(c)	666,700	860
Siliconix, Inc. (a)(c)	1,574,905	76,635
Taiwan Mask Corp.	4,000,000	2,234
		353,954
Software - 1.7%
Ansys, Inc. (a)(c)	1,459,000	55,369
Aveva Group PLC	50,000	477
CI Technologies Group Ltd. (c)	4,225,000	4,131
Compuware Corp. (a)(c)	30,000,000	240,900
FJA AG (c)	450,000	10,154
Geac Computer Corp. Ltd. (a)	2,368,600	13,011
GSE Systems, Inc. (a)	285,700	500
ICT Automatisering NV (c)	638,301	9,530
MetaSolv, Inc. (a)(c)	3,824,766	12,545
NetScout Systems, Inc. (a)	217,814	1,906
ORC Software AB	200,000	2,314
Pegasystems, Inc. (a)	433,338	4,511
Pervasive Software, Inc. (a)(c)	1,698,100	12,940
Phoenix Technologies Ltd. (a)	711,888	4,805
Planit Holdings PLC	3,400,000	1,706
Reynolds & Reynolds Co. Class A	3,000,900	79,854
Royalblue Group PLC	50,000	522
Software AG (Bearer) (a)	200,000	4,483
Software Innovation ASA (a)	100,000	524
Springsoft, Inc.	4,300,000	12,203
TTI Team Telecom International Ltd. (a)(c)	1,172,000	6,751
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Unit 4 Agresso NV (a)	775,000	$ 10,247
Visma ASA	211,500	2,366
		491,749
TOTAL INFORMATION TECHNOLOGY		3,972,793
MATERIALS - 5.1%
Chemicals - 1.7%
Aronkasei Co. Ltd.	850,000	2,612
Bairnco Corp. (c)	900,900	5,613
Bunge Brasil SA	351,000	634
Celanese AG (c)	2,964,000	119,153
CPAC, Inc. (c)	577,200	3,595
Cytec Industries, Inc.	423,500	14,784
Ferro Corp.	724,200	18,793
FMC Corp. (a)(c)	3,025,000	103,425
Hercules, Inc. (a)	3,858,100	47,069
Nihon Kagaku Sangyo Co. Ltd.	200,000	756
NL Industries, Inc.	39,500	535
Octel Corp. (c)	1,426,800	33,829
OM Group, Inc. (a)(c)	2,800,000	90,020
Solutia, Inc. (a)(c)	10,452,080	3,501
Spartech Corp.	1,434,000	34,559
Summa Industries, Inc. (a)(c)	423,052	3,854
The Nu-Gro Corp.	19,600	140
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	995
		483,867
Construction Materials - 1.7%
Ameron International Corp.	49,100	1,876
Asahi Concrete Works Co. Ltd. (c)	1,150,000	3,860
Brampton Brick Ltd. Class A (sub. vtg.) (a)(c)	813,300	8,776
Cemex SA de CV sponsored ADR	1,332,900	37,828
Centex Construction Products, Inc.	896,900	49,769
Continental Materials Corp. (a)	21,900	602
Devcon International Corp. (a)(c)	375,700	3,152
HeidelbergCement AG (a)	30,000	1,319
Lafarge North America, Inc. (c)	7,288,343	311,941
Monarch Cement Co.	10,300	206
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Construction Materials - continued
Texas Industries, Inc. (c)	1,440,000	$ 50,270
Titan Cement Co. (Reg.)	50,000	2,179
		471,778
Containers & Packaging - 0.3%
Airspray NV	200,000	4,253
Caraustar Industries, Inc. (a)(c)	1,545,702	21,640
Crown Holdings, Inc. (a)	1,000,000	8,380
Mod-Pacific Corp. (a)(c)	302,400	2,586
Mod-Pacific Corp. Class B (a)	101,596	869
Nippon Steel Drum Co. Ltd.	100,000	302
Peak International Ltd. (a)(c)	1,375,700	9,974
RPC Group PLC	300,000	947
Silgan Holdings, Inc. (a)(c)	1,228,143	52,540
		101,491
Metals & Mining - 0.9%
A.M. Castle & Co. (a)	40,000	302
AK Steel Holding Corp. (a)	2,844,800	13,940
Allegheny Technologies, Inc.	1,633,500	15,355
Chubu Steel Plate Co. Ltd.	900,000	1,276
Compania de Minas Buenaventura SA sponsored ADR	550,000	12,870
Elkem AS (a)	18,300	527
Friedman Industries	42,200	167
Gerdau SA sponsored ADR	363,200	7,598
Gibraltar Steel Corp.	510,200	12,143
Grupo Imsa SA de CV sponsored ADR	458,600	8,140
Grupo Simec SA de CV sponsored ADR (a)	18,500	46
Harris Steel Group, Inc. Class A (non-vtg.)	445,100	7,892
IMCO Recycling, Inc. (a)	572,300	4,842
Industrias Penoles SA de CV	3,600,000	14,839
Ispat International NV (a)	747,200	5,597
Jubilee Mines NL	600,000	1,897
Major Drilling Group International, Inc. (a)(c)	1,350,000	9,066
Metalrax Group PLC	4,000,000	6,603
Metals USA, Inc. (a)(c)	1,422,600	14,084
Northwest Pipe Co. (a)(c)	655,800	9,214
POSCO sponsored ADR	350,000	11,963
Richmont Mines, Inc. (a)	200,000	928
Roanoke Electric Steel Corp.	253,046	3,272
Salzgitter AG	100,000	1,172
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Sons of Gwalia Ltd. (a)	650,000	$ 1,827
Stillwater Mining Co. (a)	637,500	7,306
Tohoku Steel Co. Ltd.	50,000	203
UK Coal PLC (c)	11,400,900	24,800
USEC, Inc. (c)	8,000,000	66,240
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	450,000	4,717
		268,826
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)(c)	3,699,600	33,259
Crown Van Gelder (CVG) (non-vtg.)	200,000	3,592
M-real Oyj (B Shares)	5,900,000	50,410
Noda Corp.	100,000	452
Sino-Forest Corp. Class A (sub. vtg.) (a)(c)	7,653,400	26,853
Votorantim Celulose e Papel SA sponsored ADR	525,000	15,829
		130,395
TOTAL MATERIALS		1,456,357
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Asia Satellite Telecommunications Holdings Ltd.	394,000	745
Atlantic Tele-Network, Inc. (c)	493,220	13,899
City Telecom (HK) Ltd. (CTI)	6,000,000	2,180
PT Telkomunikasi Indonesia Tbk sponsored ADR	560,000	9,974
XETA Technologies, Inc. (a)(c)	969,869	5,683
		32,481
Wireless Telecommunication Services - 0.5%
China Mobile (Hong Kong) Ltd. sponsored ADR	500,000	8,140
Cosmote Mobile Telecommunications SA	2,012,100	29,363
Debitel AG	20,000	254
Metro One Telecommunications, Inc. (a)(c)	2,469,785	6,792
MobileOne Ltd.	2,000,000	1,795
Mobistar SA (a)	50,000	3,168
SK Telecom Co. Ltd. sponsored ADR	50,000	1,109
SmarTone Telecommunications Holdings Ltd.	10,000,000	11,509
Taiwan Cellular Co. Ltd.	24,000,000	23,207
Tele Nordeste Celular Participacoes SA sponsored ADR	537,450	15,038
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Total Access Communication PLC (a)	4,500,000	$ 12,465
Turkcell Iletisim Hizmet AS sponsored ADR (a)	584,000	14,460
		127,300
TOTAL TELECOMMUNICATION SERVICES		159,781
UTILITIES - 0.3%
Electric Utilities - 0.3%
Allegheny Energy, Inc. (a)	3,000,000	37,860
CenterPoint Energy, Inc.	1,250,000	13,125
Korea Electric Power Corp. sponsored ADR	2,099,100	21,075
Maine & Maritimes Corp. (c)	99,100	3,270
		75,330
Gas Utilities - 0.0%
Hokuriku Gas Co.	1,700,000	5,015
Keiyo Gas Co. Ltd.	125,000	382
Otaki Gas Co. Ltd.	625,000	1,873
Shinnihon Gas Corp.	52,500	224
		7,494
Multi-Utilities & Unregulated Power - 0.0%
Sierra Pacific Resources (a)	1,688,900	13,292
TOTAL UTILITIES		96,116
TOTAL COMMON STOCKS (Cost $16,817,006)		24,339,051
Nonconvertible Preferred Stocks - 0.0%

CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. (depositary shares) Series A, 5.75%	200,000	6,255
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
SAES Getters Spa (Risp)	1,373,000	9,573
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem Spa (Risp)	200,000	$ 1,564
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,465)		17,392
Convertible Bonds - 0.1%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Natural MicroSystems Corp. 5% 10/15/05	$ 5,000	4,775
Electronic Equipment & Instruments - 0.0%
Trans Lux Corp. 7.5% 12/1/06	500	485
TOTAL INFORMATION TECHNOLOGY		5,260
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Mercer International, Inc. 8.5% 10/15/10 (d)	15,500	18,445
TOTAL CONVERTIBLE BONDS (Cost $19,713)		23,705
Money Market Funds - 14.7%
	Shares
Fidelity Cash Central Fund, 1.08% (b)	3,992,753,433	$ 3,992,753
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	176,463,539	176,464
TOTAL MONEY MARKET FUNDS (Cost $4,169,217)		4,169,217
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $21,021,401)		28,549,365
NET OTHER ASSETS - (0.5)%		(142,671)
NET ASSETS - 100%		$ 28,406,694
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,044,000 or 0.1% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.4%
United Kingdom	4.9%
Canada	3.2%
Netherlands	1.9%
Bermuda	1.6%
Ireland	1.5%
Others (individually less than 1%)	7.5%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $5,276,127,000 and $3,459,362,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $551,000 for the period.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $69,908,000 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2004

Assets
Investment in securities, at value (including securities loaned of $170,068) (cost $21,021,401) - See accompanying schedule		$ 28,549,365
Cash		524
Foreign currency held at value (cost $2,431)		2,491
Receivable for investments sold		128,216
Receivable for fund shares sold		57,434
Dividends receivable		15,870
Interest receivable		3,821
Prepaid expenses		109
Other affiliated receivables		28
Other receivables		1,693
Total assets		28,759,551

Liabilities
Payable for investments purchased	$ 130,675
Payable for fund shares redeemed	22,869
Accrued management fee	17,175
Other affiliated payables	4,521
Other payables and accrued expenses	1,153
Collateral on securities loaned, at value	176,464
Total liabilities		352,857

Net Assets		$ 28,406,694
Net Assets consist of:
Paid in capital		$ 20,250,538
Distributions in excess of net investment income		(9,121)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		636,856
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,528,421
Net Assets, for 790,719 shares outstanding		$ 28,406,694
Net Asset Value, offering price and redemption price per share ($28,406,694 ÷ 790,719 shares)		$ 35.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2004

Investment Income
Dividends (including $52,051 received from affiliated issuers)		$ 97,029
Interest		16,729
Security lending		1,110
Total income		114,868

Expenses
Management fee Basic fee	$ 74,641
Performance adjustment	13,858
Transfer agent fees	24,788
Accounting and security lending fees	759
Non-interested trustees' compensation	68
Appreciation in deferred trustee compensation account	42
Custodian fees and expenses	1,329
Registration fees	934
Audit	75
Legal	35
Miscellaneous	82
Total expenses before reductions	116,611
Expense reductions	(1,999)	114,612
Net investment income (loss)		256
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $274,567 on sales of investments in affiliated issuers)	1,058,238
Foreign currency transactions	(35)
Total net realized gain (loss)		1,058,203
Change in net unrealized appreciation (depreciation) on: Investment securities	3,437,578
Assets and liabilities in foreign currencies	264
Total change in net unrealized appreciation (depreciation)		3,437,842
Net gain (loss)		4,496,045
Net increase (decrease) in net assets resulting from operations		$ 4,496,301

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2004	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 256	$ 7,974
Net realized gain (loss)	1,058,203	(88,533)
Change in net unrealized appreciation (depreciation)	3,437,842	2,504,361
Net increase (decrease) in net assets resulting from operations	4.496,301	2,423,802
Distributions to shareholders from net investment income	(14,195)	(17,590)
Distributions to shareholders from net realized gain	(327,012)	(316,609)
Total distributions	(341,207)	(334,199)
Share transactions Net proceeds from sales of shares	6,133,229	4,991,514
Reinvestment of distributions	332,132	324,933
Cost of shares redeemed	(1,814,913)	(3,473,797)
Net increase (decrease) in net assets resulting from share transactions	4,650,448	1,842,650
Redemption fees	1,898	3,491
Total increase (decrease) in net assets	8,807,440	3,935,744

Net Assets
Beginning of period	19,599,254	15,663,510
End of period (including distributions in excess of net investment income of $9,121 and undistributed net investment income of $6,455, respectively)	$ 28,406,694	$ 19,599,254
Other Information Shares
Sold	184,035	190,743
Issued in reinvestment of distributions	9,730	12,565
Redeemed	(54,685)	(138,309)
Net increase (decrease)	139,080	64,999

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2004	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 30.08	$ 26.70	$ 27.22	$ 23.93	$ 24.27	$ 25.87
Income from Investment Operations
Net investment income (loss)E	-H	.01	.09G	.22	.13	.12
Net realized and unrealized gain (loss)	6.31	3.93	1.08G	6.65	.87	.42
Total from investment operations	6.31	3.94	1.17	6.87	1.00	.54
Distributions from net investment income	(.02)	(.03)	(.16)	(.16)	(.15)	(.20)
Distributions from net realized gain	(.44)	(.54)	(1.54)	(3.43)	(1.19)	(1.94)
Total distributions	(.46)	(.57)	(1.70)	(3.59)	(1.34)	(2.14)
Redemption fees added to paid in capitalE	-H	.01	.01	.01	-H	-H
Net asset value, end of period	$ 35.93	$ 30.08	$ 26.70	$ 27.22	$ 23.93	$ 24.27
Total ReturnB,C,D	21.06%	15.14%	4.79%	32.36%	4.57%	3.72%
Ratios to Average Net AssetsF
Expenses before expense reductions	.98%A	1.03%	.99%	1.02%	.81%	1.09%
Expenses net of voluntary waivers, if any	.98%A	1.03%	.99%	1.02%	.81%	1.09%
Expenses net of all reductions	.97%A	1.01%	.97%	1.00%	.80%	1.08%
Net investment income (loss)	-%A	.05%	.34%G	.92%	.58%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 28,407	$ 19,599	$ 15,664	$ 10,272	$ 6,080	$ 7,702
Portfolio turnover rate	33%A	23%	26%	44%	15%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on December 31, 2003, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 8,330,557
Unrealized depreciation	(806,517)
Net unrealized appreciation (depreciation)	$ 7,524,040
Cost for federal income tax purposes	$ 21,025,325

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .75% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $14,794 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,930 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $18 and $51, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aaon, Inc.	$ 13,794	$ -	$ 5,426	$ -	$ 9,010
AAR Corp.	15,390	5,668	1,266	-	32,040
Aastra Technologies Ltd.	15,785	-	-	-	23,232
Abbey PLC	21,453	-	-	435	33,146
ACE Cash Express, Inc.	14,106	15	3,639	-	25,469
Action Performance Companies, Inc.	33,428	5,917	-	174	31,419
Acuity Brands, Inc.	75,281	-	15,346	1,224	85,990
Adams Resources & Energy, Inc.	3,872	-	-	97	5,251
Advanced Marketing Services, Inc.	21,977	-	-	-	20,358
Agilysys, Inc.	17,006	1,805	-	117	27,257
AirNet Systems, Inc.	2,725	865	607	-	2,833
Alpharma, Inc. Class A	32,322	28,736	1,442	241	67,675
America West Holding Corp. Class B	16,325	6,497	-	-	29,586
American Eagle Outfitters, Inc.	80,441	12,471	7,314	-	74,400
American Physicians Capital, Inc.	14,972	3,012	-	-	13,825
Ansys, Inc.	49,733	-	584	-	55,369
Applebee's International, Inc.	178,028	-	3,146	385	209,660
Applied Innovation, Inc.	4,946	259	1,235	-	5,576
ARK Restaurants Corp.	1,815	-	637	-	2,418
Arkansas Best Corp.	40,148	1,814	-	237	42,947
ArvinMeritor, Inc.	114,740	7,644	-	1,307	148,631
Asahi Concrete Works Co. Ltd.	2,985	-	-	-	3,860
Ask Central PLC	13,343	-	-	89	21,915
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astronics Corp.	$ 2,305	$ -	$ -	$ -	$ 3,369
Astronics Corp. Class B	711	-	-	-	1,016
Atlantic Tele-Network, Inc.	10,313	-	143	248	13,899
AZZ, Inc.	5,783	72	-	-	8,296
Badger Daylighting, Inc.	950	172	1,254	-	2,028
Bairnco Corp.	5,207	-	-	90	5,613
Bank of the Ozarks, Inc.	28,650	-	-	203	33,975
Barratt Developments PLC	64,253	131,463	-	1,784	220,588
BE Semiconductor Industries NV (NY Shares)	20,040	-	499	-	26,601
Belden, Inc.	-	25,292	-	47	26,385
Bellway PLC	32,537	63,278	-	1,871	107,391
Benihana, Inc.	4,711	-	-	-	5,741
Benihana, Inc. Class A	5,897	-	-	-	7,053
BJ's Wholesale Club, Inc.	136,617	-	-	-	151,680
Black Box Corp.	82,014	-	-	203	105,362
Blair Corp.	17,015	-	7,250	226	11,041
Blonder Tongue Laboratories, Inc.	1,100	-	18	-	1,952
Blyth, Inc.	90,119	-	-	517	114,612
BMTC Group, Inc. Class A (sub. vtg.)	21,652	-	-	171	31,027
Bolt Technology Corp.	1,756	106	-	-	2,121
Boston Acoustics, Inc.	4,765	-	-	74	5,807
Boyd Brothers Transportation, Inc.	733	-	-	-	1,061
Brampton Brick Ltd. Class A (sub. vtg.)	7,665	183	-	-	8,776
Brass Eagle, Inc.	3,523	269	3,752	-	-
Brookstone Co., Inc.	19,158	-	2,825	-	26,850
Brooktrout, Inc.	9,036	9	900	-	19,348
BTU International, Inc.	1,368	-	-	-	3,368
Buckeye Technologies, Inc.	17,610	13,909	-	-	33,259
Bush Industries, Inc. Class A	5,419	-	-	-	3,288
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
C&D Technologies, Inc.	$ 38,519	$ -	$ 5,162	$ 66	$ 46,765
CAE, Inc.	5,366	43,179	-	229	50,485
Cagle's, Inc. Class A	2,326	-	-	-	4,700
California First National Bancorp	6,730	868	-	144	10,019
Canadian Western Bank, Edmonton	22,544	-	463	179	27,421
Caraustar Industries, Inc.	8,856	5,306	-	-	21,640
Carreker Corp.	10,476	-	16,181	-	16,515
Cascade Corp.	17,592	6,791	-	220	25,505
Castle Energy Corp.	5,415	-	-	117	9,803
Cathay Bancorp, Inc.	58,454	355	255	337	66,441
Cato Corp. Class A	46,720	-	-	623	40,765
CCS Income Trust unit	22,527	-	4,212	816	26,679
CD Bramall PLC	27,940	423	-	228	42,261
CEC Entertainment, Inc.	91,443	-	767	-	123,253
Celanese AG	83,350	203	1,469	-	119,153
Centex Construction Products, Inc.	46,431	-	7,818	5,748	49,769
Championship Auto Racing Teams, Inc.	2,487	-	-	-	206
Channell Commercial Corp.	3,608	1,268	-	-	4,344
Charlotte Russe Holding, Inc.	26,121	-	-	-	27,034
Chase Corp.	4,720	60	-	125	5,625
Cherokee, Inc.	14,115	-	-	279	15,015
Chime Communications PLC	4,378	876	-	-	8,653
Chromcraft Revington, Inc.	12,636	-	-	-	12,397
CI Technologies Group Ltd.	849	3,012	-	18	4,131
ClearOne Communications, Inc.	2,189	-	-	-	5,710
Cleveland-Cliffs, Inc.	11,180	-	18,657	-	-
Coastcast Corp.	1,450	-	-	-	1,549
Cobra Electronics Corp.	3,694	-	355	-	5,390
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coldwater Creek, Inc.	$ 17,680	$ -	$ 19,511	$ -	$ -
Communications Systems, Inc.	4,489	1,956	-	56	7,119
Compudyne Corp.	4,538	1,949	-	-	7,776
Compuware Corp.	138,148	24,549	9,217	-	240,900
Constellation Brands, Inc. Class A	166,320	12,049	1,369	-	205,600
Cooper Companies, Inc.	61,338	-	-	53	84,700
Corvel Corp.	41,546	-	887	-	41,987
Cotton States Life Insurance Co.	5,929	-	-	49	12,158
CPAC, Inc.	3,440	-	-	81	3,595
CSG Systems International, Inc.	54,266	-	-	-	51,533
CTS Corp.	39,443	-	-	205	47,229
D & K Healthcare Resources, Inc.	17,091	3,500	-	41	15,956
D.R. Horton, Inc.	286,145	25,342	15,914	2,652	438,342
Daitec Co. Ltd.	5,269	1,231	-	141	7,803
Danier Leather, Inc.	3,100	81	-	-	3,196
Dataram Corp.	3,082	-	-	-	4,593
DCC PLC (United Kingdom)	42,650	32,797	-	1,161	126,205
Decorator Industries, Inc.	1,496	-	-	17	1,888
Delta Apparel, Inc.	6,321	46	-	48	7,676
Dendrite International, Inc.	45,498	-	45,996	-	10,161
Department 56, Inc.	18,076	-	-	-	17,854
Deswell Industries, Inc.	17,534	-	-	614	23,859
Devcon International Corp.	2,513	-	-	-	3,152
DIMON, Inc.	21,935	-	1,222	444	20,462
Diodes, Inc.	16,115	-	20,144	-	3,051
Ditech Communica- tions Corp.	16,210	-	29,786	-	-
Dominion Homes, Inc.	14,000	1,245	8,071	-	9,637
Doral Financial Corp.	187,673	-	3,400	1,231	204,561
Draka Holding NV	12,090	13,664	-	-	41,802
Drew Industries, Inc.	18,317	-	-	-	26,181
DSG International Ltd.	2,281	-	34	-	3,508
DT Industries, Inc.	3,934	-	-	-	1,564
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ducommun, Inc.	$ 15,711	$ -	$ 259	$ -	$ 24,043
DuPont Photomasks, Inc.	23,727	15,401	-	-	41,996
Dura Automotive Systems, Inc. Class A	17,100	-	-	-	24,393
Dycom Industries, Inc.	40,824	-	3,590	-	58,208
ECI Telecom Ltd.	8,230	14,252	-	-	41,917
ECtel Ltd.	10,851	417	-	-	8,567
Electronics for Imaging, Inc.	98,710	-	35,402	-	89,641
Elscint Ltd.	6,124	-	-	-	6,510
Embrex, Inc.	7,854	61	2,120	-	9,213
EMCOR Group, Inc.	61,912	-	-	-	61,177
Enesco Group, Inc.	9,210	-	1,557	-	10,193
Exact Holdings NV	8,217	38,810	-	-	58,548
Exactech, Inc.	13,455	-	-	-	15,030
Farstad Shipping ASA	13,909	4,518	-	-	25,067
Federal Screw Works	5,641	-	-	78	5,961
Financial Industries Corp.	19,798	-	-	-	18,495
Finlay Enterprises, Inc.	16,464	-	-	-	15,463
First Bancorp, Puerto Rico	119,093	-	-	782	159,817
First Health Group Corp.	-	105,602	1,636	-	99,387
First Mutual Bancshares, Inc.	8,896	-	-	65	11,434
FJA AG	3,064	9,151	-	-	10,154
Flanigan's Enterprises, Inc.	1,269	-	-	59	1,268
FMC Corp.	43,514	32,128	-	-	103,425
Footstar, Inc.	22,841	-	-	-	5,846
Foremost Industries Income Fund Trust unit	2,462	-	-	155	4,162
Forrester Research, Inc.	21,296	-	20,101	-	-
Fossil, Inc.	114,629	-	-	-	130,818
Frans Maas Groep NV (Certificaten Van Aandelen)	-	9,360	-	-	11,768
French Connection Group PLC	22,404	1,625	-	79	34,203
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fresh Brands, Inc.	$ 7,323	$ -	$ -	$ 92	$ 5,802
Fresh Del Monte Produce, Inc.	75,664	58,545	-	1,083	131,581
Friedmans, Inc. Class A	21,829	5,625	-	45	14,737
Gardner Denver, Inc.	34,724	-	2,223	-	36,822
Gateway, Inc.	100,669	470	92,328	-	11,800
Gehl Co.	6,928	-	-	-	9,790
General Cable Corp.	23,554	4,137	-	-	30,841
Genesco, Inc.	12,508	25,747	-	-	37,615
Genesee & Wyoming, Inc. Class A	19,745	-	22,830	-	-
Genlyte Group, Inc.	50,761	-	1,098	-	73,876
Giant Industries, Inc.	5,139	-	432	-	10,824
Gildan Activewear, Inc. Class A (sub. vtg.)	62,211	-	-	-	63,970
Global Imaging Systems, Inc.	37,423	8,680	157	-	56,833
Goodfellow, Inc.	3,208	4	-	62	4,669
GSE Systems, Inc.	452	-	20	-	500
GTSI Corp.	7,471	-	976	-	10,475
Hampshire Group Ltd.	14,700	-	-	-	14,476
Hanmi Financial Corp.	18,250	-	3,594	193	17,122
Hansen Natural Corp.	4,465	37	-	-	7,935
Hawthorne Financial Corp.	18,632	-	-	-	27,649
Heijmans NV	30,904	11,948	-	-	55,013
Heiton Group PLC	2,996	15,922	-	431	28,081
Helen of Troy Ltd.	48,698	-	6,057	-	68,163
Henry Boot PLC	12,590	894	-	173	18,483
Hibbett Sporting Goods, Inc.	33,383	-	38,716	-	6,438
Holly Corp.	28,401	-	22,162	41	5,173
Home Capital Group, Inc. Class B (sub. vtg.)	17,034	-	5,020	51	23,855
Horizon Health Corp.	11,404	-	-	-	16,455
Hurco Companies, Inc.	872	43	-	-	1,835
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ICT Automatisering NV	$ -	$ 8,657	$ -	$ -	$ 9,530
ICU Medical, Inc.	35,530	-	6,707	-	45,411
IHOP Corp.	50,250	-	4,167	725	49,168
IMPATH, Inc.	14,536	120	-	-	9,794
InFocus Corp.	18,145	40	4,603	-	39,187
infoUSA, Inc.	27,139	-	3,780	-	24,396
Insight Enterprises, Inc.	71,738	-	39,053	-	49,444
Intermet Corp.	9,446	-	-	205	13,823
Intest Corp.	4,114	-	-	-	5,729
Invacare Corp.	77,273	2,781	16,668	50	79,842
IPC Holdings Ltd.	121,502	-	-	1,412	145,513
Jack in the Box, Inc.	71,046	-	-	-	80,052
JAKKS Pacific, Inc.	28,077	-	-	-	34,666
JLM Couture, Inc.	952	-	-	-	869
Jyske Bank AS (Reg.)	89,385	-	25,120	-	98,537
KCS Energy, Inc.	18,526	660	4,253	-	32,902
Kenneth Cole Productions, Inc. Class A	27,936	-	3,113	186	34,581
Kensey Nash Corp.	16,180	-	2,300	-	13,567
Kleeneze PLC	4,825	-	1,729	36	4,652
Koninklijke BAM Groep NV	13,425	19,045	-	-	44,703
Koninklijke Volker Wessels Stevin NV (Certificaten Van	53,216	-	53,376	-	-
Lafarge North America, Inc.	242,776	3,060	1,742	2,907	311,941
Lakes Entertainment, Inc.	9,400	-	2,112	-	18,355
Lattice Semiconductor Corp.	82,540	5,064	20,573	-	100,057
Le Chateau, Inc. Class A (sub. vtg.)	1,467	74	-	26	1,991
Lincare Holdings, Inc.	182,000	138,584	7,166	-	301,203
Linx Printing Technologies PLC	7,027	-	-	155	9,864
Lithia Motors, Inc. Class A	27,988	211	1,586	202	36,215
Local Financial Corp.	28,957	-	1,236	-	35,728
Lufkin Industries, Inc.	12,419	1,569	-	181	16,456
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
M/I Schottenstein Homes, Inc.	$ 71,383	$ -	$ -	$ 88	$ 67,533
Maine & Maritimes Corp.	3,201	-	-	74	3,270
Major Drilling Group International, Inc.	5,876	-	1,105	-	9,066
Marine Products Corp.	19,214	2,015	-	128	34,350
Markwest Hydrocarbon, Inc.	6,130	-	3,972	162	3,703
Marten Transport Ltd.	12,759	3,497	-	-	22,132
MAXXAM, Inc.	7,554	-	9,312	-	-
Media Arts Group, Inc.	3,080	-	5,288	-	-
Medical Action Industries, Inc.	8,213	5,711	-	-	17,614
Medstone International, Inc.	1,751	-	-	-	2,952
Melexis NV	11,583	12,988	-	716	32,347
Meritage Corp.	32,176	-	1,492	-	45,430
Mesa Laboratories, Inc.	2,258	-	297	54	2,597
Mesaba Holdings, Inc.	15,342	2	-	-	17,783
Metals USA, Inc.	-	13,416	-	-	14,084
MetaSolv, Inc.	8,368	260	-	-	12,545
Metro One Telecommunications, Inc.	10,027	-	-	-	6,792
Metro, Inc. Class A (sub. vtg.)	90,113	53,477	-	567	146,635
MFC Bancorp Ltd.	8,028	-	-	-	16,689
Midwest Express Holdings, Inc.	9,875	-	-	-	6,548
MOCON, Inc.	2,582	-	-	22	2,800
Mod-Pacific Corp.	2,434	-	-	-	2,586
Mod-Pacific Corp. Class B	818	-	-	-	869
Monro Muffler Brake, Inc.	21,312	-	-	-	23,630
Monterey Pasta Co.	6,241	-	-	-	5,283
Movado Group, Inc.	22,358	-	3,811	109	23,868
MTR Gaming Group, Inc.	17,477	-	-	-	20,751
Murakami Corp.	2,999	183	-	26	4,863
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nagawa Co. Ltd.	$ 4,124	$ 237	$ -	$ -	$ 4,983
Nanometrics, Inc.	8,236	-	14,026	-	-
National Dentex Corp.	7,329	-	-	-	8,790
National Healthcare Corp.	18,818	966	-	-	19,417
National R.V. Holdings, Inc.	6,794	-	-	-	9,758
National Western Life Insurance Co. Class A	31,943	526	839	-	37,393
Nationwide Financial Services, Inc. Class A	90,622	25,106	-	951	134,438
Nature's Sunshine Products, Inc.	12,938	-	752	105	12,681
Nautica Enterprises, Inc.	54,444	-	54,929	-	-
NCI Building Systems, Inc.	33,171	-	-	-	47,275
New Horizons Worldwide, Inc.	6,150	-	-	-	7,853
Ngai Lik Industrial Holdings Ltd.	2,846	13,554	-	738	21,296
North Central Bancshares, Inc.	5,841	-	17	67	5,748
Northwest Pipe Co.	9,551	51	-	-	9,214
Novel Denim Holdings Ltd.	1,925	-	-	-	1,510
Novus Petroleum Ltd.	11,516	-	222	-	17,232
NQL Drilling Tools, Inc.	5,766	1,218	-	-	9,133
NU Horizons Electronics Corp.	10,531	-	6,035	-	10,075
Octel Corp.	21,047	-	115	-	33,829
Ocular Sciences, Inc.	51,078	-	6,174	-	65,947
Offshore Logistics, Inc.	40,198	3,079	1,556	-	42,136
Old Dominion Freight Lines, Inc.	49,022	-	18,389	-	30,433
OM Group, Inc.	696	42,590	1,106	-	90,020
On Assignment, Inc.	13,693	58	60	-	18,816
Opinion Research Corp.	1,862	451	-	-	2,283
Optical Cable Corp.	1,540	2,234	-	-	4,354
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Optimal Robotics Corp. Class A	$ 9,039	$ -	$ 6,382	$ -	$ 4,521
Option Care, Inc.	11,238	2,712	-	-	15,101
Orbotech Ltd.	50,338	-	-	-	79,902
Orthofix International NV	38,848	709	16	-	60,716
Outback Steakhouse, Inc.	156,870	3,066	12,343	1,050	177,360
P&F Industries, Inc. Class A	2,436	-	-	-	2,935
P.A.M. Transportation Services, Inc.	25,358	20	-	-	20,006
PacifiCare Health Systems, Inc.	198,445	-	-	-	233,235
Papa John's International, Inc.	59,804	-	-	-	77,280
Pason Systems, Inc.	12,206	871	-	79	23,252
Patrick Industries, Inc.	1,858	-	-	-	2,350
Pe Ben Oilfield Services Ltd.	1,257	-	-	-	1,281
Peak Energy Services Ltd.	4,915	-	-	-	9,498
Peak International Ltd.	7,429	-	-	-	9,974
Perceptron, Inc.	4,758	439	41	-	5,918
Pericom Semiconductor Corp.	18,134	1,729	9,105	-	17,400
Perot Systems Corp. Class A	83,235	1,093	74,587	-	27,096
Persona, Inc.	6,297	-	-	-	9,754
Pervasive Software, Inc.	10,189	-	-	-	12,940
Petroleum Development Corp.	15,465	-	9,122	-	25,940
Petroleum Helicopters, Inc.	7,201	313	-	-	6,342
Philadelphia Consolidated Holding Corp.	52,373	-	659	-	64,026
Piolax, Inc.	9,165	1,381	-	73	16,817
Polo Ralph Lauren Corp. Class A	71,521	-	2,994	266	78,671
Pomeroy IT Solutions, Inc.	16,608	330	-	-	19,231
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
PXRE Group Ltd.	$ 22,019	$ 2,321	$ -	$ 146	$ 37,182
Quaker City Bancorp, Inc.	16,318	2,649	-	168	21,233
Qualstar Corp.	6,526	15	-	-	6,387
Quiksilver, Inc.	50,976	7,793	-	-	56,296
Quipp, Inc.	1,610	-	-	-	2,035
Quixote Corp.	14,166	-	-	100	13,741
RCM Technologies, Inc.	4,201	27	-	-	7,821
RehabCare Group, Inc.	27,800	-	1,224	-	40,500
Reliability, Inc.	800	-	-	-	860
RemedyTemp, Inc. Class A	9,406	66	-	-	9,993
Renal Care Group, Inc.	173,107	2,731	-	-	213,553
ResCare, Inc.	8,550	572	-	-	19,468
Rex Stores Corp.	18,690	-	-	-	18,130
Right Management Consultants, Inc.	17,337	-	22,238	-	-
Ringerikes Sparebank	584	365	-	-	1,139
Ringkjoebing Bank (Reg.)	6,738	-	3,029	-	6,445
Riviana Foods, Inc.	26,849	-	2,258	433	20,948
ROHN Industries, Inc.	639	-	5	-	7
Ross Stores, Inc.	187,370	-	1,399	472	227,793
Roto Smeets de Boer NV	7,235	742	-	-	9,523
RPC, Inc.	31,355	-	9,710	133	21,808
RWD Technologies, Inc.	2,756	-	2,810	-	-
Ryan's Family Steak Houses, Inc.	34,399	3,455	-	-	45,812
Sabre Holdings Corp. Class A	193,872	9,777	10,902	1,229	177,324
Salton, Inc.	-	11,420	-	-	13,078
Sansei Yusoki Co. Ltd.	3,707	154	-	56	5,862
SBS Technologies, Inc.	16,078	-	942	-	21,783
ScanSource, Inc.	39,500	-	1,048	-	58,129
SCS Transportation, Inc.	13,532	143	2,207	-	13,395
ScS Upholstery PLC	5,682	2,496	-	205	7,484
SED International Holdings, Inc.	326	-	-	-	1,210
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Seksun Corp. Ltd.	$ -	$ 7,214	$ -	$ -	$ 6,796
Send Group PLC	910	-	-	-	1,031
Shaw Group, Inc.	5,532	47,436	-	-	60,400
ShoLodge, Inc.	1,339	2	-	-	2,086
ShopKo Stores, Inc.	36,720	3,298	-	-	41,035
Sigmatron International, Inc.	3,716	-	891	-	6,370
Silent Witness Enterprises Ltd.	2,805	-	6,488	-	-
Silgan Holdings, Inc.	57,775	-	24,278	-	52,540
Siliconix, Inc.	87,060	-	22,909	-	76,635
Sino-Forest Corp. Class A (sub. vtg.)	13,710	731	-	-	26,853
Skechers U.S.A., Inc. Class A	12,258	121	-	-	14,735
Solutia, Inc.	6,335	9,269	-	-	3,501
Somera Communications, Inc.	7,482	508	285	-	12,753
Sonic Automotive, Inc. Class A	20,728	46,648	401	236	64,902
Sonic Corp.	102,648	-	3,407	-	134,644
Source Interlink Companies, Inc.	15,308	-	-	-	23,726
SOURCECORP, Inc.	40,549	-	269	-	44,476
Southern Energy Homes, Inc.	3,491	-	-	-	3,848
Southwest Bancorp, Inc., Oklahoma	10,301	3,105	-	94	13,792
Sparebanken Rana	809	-	-	-	991
Spectrum Control, Inc.	7,584	-	-	-	10,844
Spherion Corp.	45,220	285	-	-	57,855
Sportscene Restaurants, Inc. Class A	1,544	-	-	22	1,994
Standard Commercial Corp.	23,718	238	-	237	29,351
Stanley Furniture Co., Inc.	16,618	-	914	62	21,342
Stantec, Inc.	25,463	15	-	-	32,526
Steiner Leisure Ltd.	28,122	-	-	-	29,620
Stelmar Shipping Ltd.	13,051	4,636	-	125	27,095
Sterling Bancorp, New York	34,383	-	4,190	536	39,695
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Steven Madden Ltd.	$ -	$ 26,743	$ -	$ -	$ 24,364
Stoneridge, Inc.	31,534	-	583	-	30,811
Strattec Security Corp.	28,285	-	529	-	32,744
Summa Industries, Inc.	3,088	-	-	-	3,854
Supreme Industries, Inc. Class A	2,085	259	-	12	3,853
Swift Energy Co.	30,776	-	1,438	-	44,175
Taitron Components, Inc. Class A	522	-	-	-	1,170
Tandy Brands Accessories, Inc.	7,024	-	90	27	7,683
TB Wood's Corp.	3,338	-	-	75	3,713
TBC Corp.	38,635	-	24,713	-	26,836
Tech Data Corp.	177,333	-	-	-	235,066
Technology Solutions Co.	3,362	104	1,173	-	3,252
Teekay Shipping Corp.	92,568	-	254	1,049	132,404
Tejon Ranch Co.	32,350	-	389	-	39,711
Texas Industries, Inc.	15,544	22,196	-	84	50,270
The Allied Defense Group, Inc.	8,722	1,988	-	-	10,812
The BISYS Group, Inc.	53,788	68,996	908	-	144,900
The Children's Place Retail Stores, Inc.	57,037	-	17,045	-	55,516
The Men's Wearhouse, Inc.	75,930	-	56,611	-	23,290
The Oilgear Co.	428	-	-	-	855
The PMI Group, Inc.	292,495	13,800	3,480	674	351,442
Theragenics Corp.	13,139	-	-	-	18,063
Toami Corp.	1,335	-	-	-	1,982
Tokyo Kisen Co. Ltd.	1,503	256	-	-	2,161
Tommy Hilfiger Corp.	94,059	-	-	-	123,453
Too, Inc.	17,254	14,844	1,428	-	27,540
Total Energy Services Ltd.	5,055	615	-	-	9,778
Tower Automotive, Inc.	1,453	23,855	-	-	31,106
Trancom Co. Ltd.	5,267	-	1,187	-	6,089
Transpro, Inc.	1,571	-	1,692	-	-
Trinity Industries, Inc.	104,310	991	-	554	148,777
Trio-Tech International	786	-	-	-	1,092
Triumph Group, Inc.	24,645	-	-	-	28,083
Summary of Transactions with Affiliated Companies - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Trover Solutions, Inc.	$ 6,453	$ -	$ -	$ -	$ 7,676
TT electronics PLC	20,799	2,843	-	586	30,966
TTI Team Telecom International Ltd.	5,860	-	-	-	6,751
TVA Group, Inc. Class B	24,046	6,788	-	123	37,559
Twentsche Kabel Holding NV	4,219	11,955	-	-	17,694
Uehara Sei Shoji Co. Ltd.	2,456	603	-	32	4,373
UK Coal PLC	19,767	-	2,075	970	24,800
Uni-Select, Inc.	23,514	616	-	141	27,216
Up, Inc.	1,788	577	-	-	3,110
URS Corp.	56,752	9,048	-	-	91,455
USEC, Inc.	58,160	-	-	2,200	66,240
USF Corp.	85,088	329	379	505	92,394
USG Corp.	9,114	30,642	-	-	45,574
Utah Medical Products, Inc.	10,507	-	-	-	12,300
Velan, Inc. (sub. vtg.)	3,249	158	-	39	3,612
Wao Corp.	713	-	-	11	1,081
Whitehall Jewellers, Inc.	11,451	-	6,079	-	3,129
William Lyon Homes, Inc.	17,346	-	29,317	-	-
Wilsons Leather Experts, Inc.	16,493	-	-	-	6,318
Winland Electronics, Inc.	-	952	-	-	925
Wireless Telecom Group, Inc.	4,269	15	2,046	83	3,679
World Fuel Services Corp.	29,491	-	-	182	41,469
Wyndeham Press Group PLC	5,620	1,948	-	-	7,625
XETA Technologies, Inc.	5,310	235	-	-	5,683
Young Innovations, Inc.	19,348	-	878	39	22,436
Zapata Corp.	13,942	-	13,936	-	-
Zomax, Inc.	12,457	137	-	-	15,980
TOTALS	$ 11,083,623	$ 1,637,455	$ 1,260,515	$ 52,051	$ 14,242,488

Semiannual Report

Report of Independent Auditors

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 11, 2004

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
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1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
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601 Larkspur Landing Circle
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10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
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73-575 El Paseo
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251 University Avenue
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8 Montgomery Street
San Francisco, CA

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2001 North Main Street
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Colorado

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Connecticut

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Atlanta, GA

1000 Abernathy Road
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5400 College Boulevard
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Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
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One W. Pennsylvania Ave.
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
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56 South Street
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501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

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(U.K.) Inc.

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Advisors

Fidelity International Investment
Advisors (U.K.) Limited

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Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LPS-USAN-0304
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Puritan®

Fund

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.1	3.1
Citigroup, Inc.	1.9	2.1
American International Group, Inc.	1.8	1.7
Freddie Mac	1.8	1.7
Fannie Mae	1.5	1.5
	10.1
Top Five Bond Issuers as of January 31, 2004
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	8.0	12.3
U.S. Treasury Obligations	4.0	3.7
Government National Mortgage Association	1.0	1.7
Freddie Mac	0.9	1.3
Capital One Multi-Asset Execution Trust	0.3	0.3
	14.2
Top Five Market Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.1	24.8
Consumer Discretionary	10.0	10.1
Energy	9.2	8.9
Industrials	8.5	8.7
Health Care	5.4	4.9
Asset Allocation (% of fund's net assets)
As of January 31, 2004 *	As of July 31, 2003 **
Stocks 69.0%	Stocks 64.9%
Bonds 29.4%	Bonds 34.6%
Convertible Securities 1.2%	Convertible Securities 1.7%
Other Investments 0.2%	Other Investments 0.1%
Short-Term Investments and Net Other Assets 0.2%	Short-Term Investments and Net Other Assets(dagger) (1.3)%

* Foreign investments	10.2%	** Foreign investments	9.1%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart. Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Semiannual Report

Investments January 31, 2004

Showing Percentage of Net Assets

Common Stocks - 68.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	6,789	$ 0
Automobiles - 0.2%
General Motors Corp.	88,100	4,377
Toyota Motor Corp. ADR	698,300	46,367
		50,744
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment, Inc. (a)	4,003,800	45,844
McDonald's Corp.	3,535,300	90,999
MGM MIRAGE (a)	1,199,130	48,457
MOA Hospitality, Inc.	3,000	0
Six Flags, Inc. (a)	1,958,701	14,181
		199,481
Household Durables - 0.7%
Maytag Corp.	1,010,660	28,945
Newell Rubbermaid, Inc.	2,594,600	63,386
Sony Corp. sponsored ADR	530,800	21,577
Whirlpool Corp.	499,900	37,967
		151,875
Media - 4.1%
Clear Channel Communications, Inc.	3,199,800	143,959
Comcast Corp. Class A (a)	4,160,316	141,950
Liberty Media Corp. Class A (a)	5,509,706	64,133
News Corp. Ltd.:
ADR	284,835	10,488
sponsored ADR	417,817	13,395
NTL, Inc. (a)	301,959	20,032
Reader's Digest Association, Inc. (non-vtg.)	1,622,200	22,484
Time Warner, Inc. (a)	10,549,860	185,361
Viacom, Inc. Class B (non-vtg.)	5,035,217	202,919
Vivendi Universal SA sponsored ADR (a)	1,519,600	40,300
Walt Disney Co.	2,755,190	66,125
		911,146
Multiline Retail - 0.2%
Barneys, Inc. warrants 4/1/08 (a)	3,470	69
Big Lots, Inc. (a)	643,800	9,097
Target Corp.	816,600	30,998
		40,164
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.9%
Abercrombie & Fitch Co. Class A (a)	1,308,600	$ 33,893
Charming Shoppes, Inc. (a)	334,500	1,950
Gap, Inc.	2,734,900	50,814
Limited Brands, Inc.	3,331,900	60,641
Office Depot, Inc. (a)	1,701,400	27,137
Toys 'R' Us, Inc. (a)	656,200	9,266
		183,701
Textiles Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	792,660	28,353
TOTAL CONSUMER DISCRETIONARY		1,565,464
CONSUMER STAPLES - 4.7%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	1,239,400	62,862
The Coca-Cola Co.	1,173,000	57,759
		120,621
Food & Staples Retailing - 0.5%
Albertsons, Inc.	653,200	15,259
CVS Corp.	2,488,900	88,904
		104,163
Food Products - 0.9%
Campbell Soup Co.	897,700	23,636
Fresh Del Monte Produce, Inc.	356,732	9,275
H.J. Heinz Co.	465,100	16,455
Hormel Foods Corp.	81,700	2,203
Interstate Bakeries Corp.	314,500	4,535
Kraft Foods, Inc. Class A	1,384,500	44,595
Tyson Foods, Inc. Class A	1,124,800	17,299
Unilever PLC sponsored ADR	2,076,600	81,050
		199,048
Household Products - 1.4%
Colgate-Palmolive Co.	2,506,900	128,529
Kimberly-Clark Corp.	1,867,500	110,295
Procter & Gamble Co.	521,360	52,699
The Dial Corp.	772,500	22,094
		313,617
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.7%
Gillette Co.	4,378,000	$ 158,703
Tobacco - 0.7%
Altria Group, Inc.	2,540,140	141,206
Loews Corp. - Carolina Group	560,900	14,662
		155,868
TOTAL CONSUMER STAPLES		1,052,020
ENERGY - 8.8%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	2,027,500	71,125
BJ Services Co. (a)	841,500	32,936
Noble Corp. (a)	1,361,250	50,502
Schlumberger Ltd. (NY Shares)	3,755,900	229,786
Tokheim Corp. (a)	47,760	0
		384,349
Oil & Gas - 7.0%
Anadarko Petroleum Corp.	435,000	21,707
Apache Corp.	1,129,610	43,467
BP PLC sponsored ADR	3,796,826	180,729
ChevronTexaco Corp.	1,898,200	163,910
Exxon Mobil Corp.	16,912,524	689,854
Royal Dutch Petroleum Co. (NY Shares)	2,080,900	98,635
Total SA:
Series B	655,800	115,814
sponsored ADR	2,512,600	221,863
YUKOS Corp. sponsored ADR	482,200	19,915
		1,555,894
TOTAL ENERGY		1,940,243
FINANCIALS - 21.7%
Capital Markets - 4.7%
Bank of New York Co., Inc.	4,708,900	149,508
Charles Schwab Corp.	7,975,100	100,407
Credit Suisse Group sponsored ADR	1,086,400	41,153
J.P. Morgan Chase & Co.	6,085,050	236,648
Janus Capital Group, Inc.	3,009,600	50,501
LaBranche & Co., Inc.	868,400	8,667
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.	311,600	$ 25,582
Mellon Financial Corp.	2,281,600	74,631
Merrill Lynch & Co., Inc.	2,453,400	144,235
Morgan Stanley	3,014,940	175,500
Nomura Holdings, Inc.	2,384,000	39,527
Piper Jaffray Companies (a)	41,245	1,936
		1,048,295
Commercial Banks - 5.2%
Bank of America Corp.	3,993,700	325,327
Bank One Corp.	3,612,190	182,813
Banknorth Group, Inc.	493,400	15,887
Comerica, Inc.	1,125,000	64,249
FleetBoston Financial Corp.	2,364,600	105,414
Huntington Bancshares, Inc.	742,200	16,573
Lloyds TSB Group PLC	1,093,600	9,176
PNC Financial Services Group, Inc.	862,600	48,746
State Bank of India	636,977	8,383
Sumitomo Mitsui Financial Group, Inc.	8,727	47,030
U.S. Bancorp, Delaware	4,031,750	113,978
Wachovia Corp.	2,596,041	120,041
Wells Fargo & Co.	1,675,000	96,162
		1,153,779
Consumer Finance - 0.9%
American Express Co.	2,724,201	141,223
MBNA Corp.	2,134,500	57,546
		198,769
Diversified Financial Services - 2.2%
CIT Group, Inc.	1,744,200	66,140
Citigroup, Inc.	8,717,892	431,361
ECM Corp. LP (f)	6,318	543
		498,044
Insurance - 5.0%
ACE Ltd.	3,080,877	133,772
Allianz AG sponsored ADR	838,100	10,828
Allstate Corp.	3,734,100	169,752
American International Group, Inc.	5,878,637	408,271
China Life Insurance Co. Ltd. ADR	61,075	1,713
Conseco, Inc. (a)	653,700	14,839
Hartford Financial Services Group, Inc.	1,772,200	114,023
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	466,500	$ 21,893
MBIA, Inc.	295,100	18,591
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	182,114	21,650
Old Republic International Corp.	343,504	8,886
The Chubb Corp.	924,000	66,057
Travelers Property Casualty Corp.:
Class A	4,509,054	81,884
Class B	820,290	14,847
UnumProvident Corp.	997,000	15,583
		1,102,589
Real Estate - 0.1%
Equity Residential (SBI)	915,900	26,653
Thrifts & Mortgage Finance - 3.6%
Fannie Mae	4,368,350	336,800
Freddie Mac	6,345,100	396,061
Housing Development Finance Corp. Ltd.	1,659,200	23,816
MGIC Investment Corp.	464,400	32,016
		788,693
TOTAL FINANCIALS		4,816,822
HEALTH CARE - 5.1%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	4,711,500	137,340
Becton, Dickinson & Co.	600,000	27,036
		164,376
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	686,300	43,999
IMS Health, Inc.	1,955,030	50,303
Mariner Health Care, Inc. (a)	7,778	165
Mariner Health Care, Inc. warrants 5/1/04 (a)	7,345	0
McKesson Corp.	1,298,600	38,153
Tenet Healthcare Corp. (a)	3,036,600	37,654
		170,274
Pharmaceuticals - 3.6%
Abbott Laboratories	1,242,600	53,531
Bristol-Myers Squibb Co.	4,467,200	125,305
GlaxoSmithKline PLC sponsored ADR	495,900	21,820
Johnson & Johnson	2,953,200	157,760
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	4,081,000	$ 194,256
Pfizer, Inc.	1,603,500	58,736
Roche Holding AG (participation certificate)	232,550	23,575
Schering-Plough Corp.	3,800,800	66,666
Wyeth	2,113,700	86,556
		788,205
TOTAL HEALTH CARE		1,122,855
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.3%
Boeing Co.	1,284,100	53,611
Bombardier, Inc. Class B (sub. vtg.)	2,228,800	10,074
EADS NV	1,718,479	37,425
Honeywell International, Inc.	4,563,300	164,826
Lockheed Martin Corp.	1,517,200	73,766
Northrop Grumman Corp.	662,530	64,073
Raytheon Co.	1,824,200	55,656
United Technologies Corp.	555,200	53,044
		512,475
Airlines - 0.0%
Continental Airlines, Inc. Class B (a)	1,143	18
Building Products - 0.1%
Masco Corp.	608,000	16,209
Commercial Services & Supplies - 0.4%
Viad Corp.	1,560,300	39,117
Waste Management, Inc.	1,884,500	52,314
		91,431
Construction & Engineering - 0.1%
Fluor Corp.	479,200	17,759
Electrical Equipment - 0.2%
Emerson Electric Co.	804,200	51,388
Industrial Conglomerates - 2.1%
3M Co.	455,800	36,049
General Electric Co.	4,484,400	150,810
Hutchison Whampoa Ltd.	3,796,000	31,608
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	1,292,800	$ 68,880
Tyco International Ltd.	6,569,724	175,740
		463,087
Machinery - 1.9%
Caterpillar, Inc.	1,031,900	80,622
Deere & Co.	574,400	35,957
Dover Corp.	218,600	9,033
Eaton Corp.	459,200	53,336
Illinois Tool Works, Inc.	458,000	35,770
Ingersoll-Rand Co. Ltd. Class A	1,834,600	122,056
Kennametal, Inc.	201,932	8,562
Navistar International Corp. (a)	299,100	14,222
Parker Hannifin Corp.	572,500	31,482
Timken Co.	934,700	20,610
		411,650
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	2,783,500	89,434
Union Pacific Corp.	1,083,600	69,784
		159,218
TOTAL INDUSTRIALS		1,723,235
INFORMATION TECHNOLOGY - 4.5%
Communications Equipment - 0.3%
Lucent Technologies, Inc. (a)	906,100	4,059
Motorola, Inc.	3,569,900	59,189
		63,248
Computers & Peripherals - 1.3%
Hewlett-Packard Co.	5,967,402	141,964
International Business Machines Corp.	948,200	94,090
Storage Technology Corp. (a)	557,390	16,164
Sun Microsystems, Inc. (a)	5,433,225	28,850
		281,068
Electronic Equipment & Instruments - 0.9%
Arrow Electronics, Inc. (a)	972,400	26,021
Avnet, Inc. (a)	1,629,070	42,926
PerkinElmer, Inc.	1,401,400	28,939
Solectron Corp. (a)	4,661,200	33,095
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tektronix, Inc.	692,100	$ 21,504
Thermo Electron Corp. (a)	1,911,400	53,271
		205,756
IT Services - 0.4%
Ceridian Corp. (a)	1,707,000	35,096
Concord EFS, Inc. (a)	1,236,400	17,458
First Data Corp.	794,300	31,105
		83,659
Office Electronics - 0.2%
Xerox Corp. (a)	2,764,500	40,472
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	2,835,100	86,754
Micron Technology, Inc. (a)	2,711,100	43,676
Rohm Co. Ltd.	216,300	27,301
Samsung Electronics Co. Ltd.	95,820	42,859
Texas Instruments, Inc.	1,014,800	31,814
		232,404
Software - 0.4%
Microsoft Corp.	3,535,800	97,765
TOTAL INFORMATION TECHNOLOGY		1,004,372
MATERIALS - 4.4%
Chemicals - 1.8%
Arch Chemicals, Inc.	689,700	17,105
BOC Group PLC	1,081,903	17,466
Dow Chemical Co.	3,402,700	142,743
Eastman Chemical Co.	529,300	21,114
Ferro Corp.	354,900	9,210
Great Lakes Chemical Corp.	312,500	8,000
Hercules, Inc. (a)	500,000	6,100
Lyondell Chemical Co.	2,040,700	34,978
Millennium Chemicals, Inc.	1,306,920	16,559
Olin Corp.	834,300	15,910
PolyOne Corp. (a)	1,696,800	11,386
PPG Industries, Inc.	515,500	30,018
Praxair, Inc.	1,965,600	69,602
		400,191
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	829,300	$ 9,272
Smurfit-Stone Container Corp. (a)	3,485,607	60,092
		69,364
Metals & Mining - 1.5%
Alcan, Inc.	1,278,500	54,582
Alcoa, Inc.	4,335,400	148,184
Freeport-McMoRan Copper & Gold, Inc. Class B	433,566	15,981
Nucor Corp.	413,300	23,273
Phelps Dodge Corp. (a)	1,229,200	93,014
		335,034
Paper & Forest Products - 0.8%
Bowater, Inc.	574,900	25,727
Georgia-Pacific Corp.	2,055,800	57,768
International Paper Co.	946,300	40,000
Weyerhaeuser Co.	944,900	58,074
		181,569
TOTAL MATERIALS		986,158
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
BellSouth Corp.	7,190,370	210,175
Cincinnati Bell, Inc. (a)	711,704	3,914
Qwest Communications International, Inc. (a)	3,362,100	13,583
SBC Communications, Inc.	8,007,887	204,201
Verizon Communications, Inc.	6,191,400	228,215
		660,088
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (f)	15,842	16
TOTAL TELECOMMUNICATION SERVICES		660,104
UTILITIES - 1.8%
Electric Utilities - 1.6%
Allegheny Energy, Inc. (a)	589,500	7,439
Dominion Resources, Inc.	1,734,300	111,273
Entergy Corp.	1,173,800	68,644
FirstEnergy Corp.	2,199,200	82,514
PG&E Corp. (a)	592,000	15,895
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
TXU Corp.	1,684,700	$ 40,433
Wisconsin Energy Corp.	923,100	30,545
		356,743
Multi-Utilities & Unregulated Power - 0.2%
El Paso Corp.	408,526	3,472
SCANA Corp.	912,200	31,672
		35,144
TOTAL UTILITIES		391,887
TOTAL COMMON STOCKS (Cost $12,398,100)		15,263,160
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	501,100	13,089
Series C, 6.25%	369,100	11,390
		24,479
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	485,200	10,917
TOTAL CONSUMER DISCRETIONARY		35,396
FINANCIALS - 0.3%
Capital Markets - 0.1%
State Street Corp. 6.75%	36,750	9,181
Consumer Finance - 0.1%
Ford Motor Co. Capital Trust II 6.50%	561,900	30,095
Insurance - 0.1%
The Chubb Corp.:
7.00%	227,700	6,644
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - continued
The Chubb Corp.: - continued
Series B, 7.00%	173,900	$ 5,100
Travelers Property Casualty Corp. 4.50%	289,800	7,416
		19,160
TOTAL FINANCIALS		58,436
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 7.00%	215,800	10,979
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Raytheon Co. 8.25%	224,100	12,083
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Motorola, Inc. 7.00%	532,300	25,479
IT Services - 0.1%
Electronic Data Systems Corp. 7.625% PRIDES	573,300	12,538
Office Electronics - 0.0%
Xerox Corp. Series C, 6.25%	36,900	5,018
TOTAL INFORMATION TECHNOLOGY		43,035
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	96,900	4,457
UTILITIES - 0.1%
Electric Utilities - 0.1%
Cinergy Corp. 9.50% PRIDES	153,800	9,791
TXU Corp. 8.75%	278,900	9,727
		19,518
TOTAL CONVERTIBLE PREFERRED STOCKS		183,904
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	111,911	$ 11,807
Series H, 11.75%	15,015	1,577
Spanish Broadcasting System, Inc. 10.75% (f)	1,278	1,316
		14,700
Specialty Retail - 0.0%
General Nutrition Centers Holding Co. 12.00% (f)	2,000	2,050
TOTAL CONSUMER DISCRETIONARY		16,750
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790	4,131
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
PTV, Inc. Series A, 10.00%	192	1
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	23,699	2,358
TOTAL NONCONVERTIBLE PREFERRED STOCKS		23,240
TOTAL PREFERRED STOCKS (Cost $212,830)		207,144
Corporate Bonds - 12.5%
	Principal Amount (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 19,020	10,045
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (f)	17,982	12,723
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
3.5% 1/15/31 (f)	$ 14,140	$ 12,814
News America, Inc. liquid yield option note 0% 2/28/21 (f)	28,330	16,184
		41,721
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (f)	2,340	2,561
Specialty Retail - 0.0%
Gap, Inc. 5.75% 3/15/09	3,120	4,052
TOTAL CONSUMER DISCRETIONARY		58,379
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (f)	3,320	3,601
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	6,940	6,680
TOTAL FINANCIALS		10,281
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Corning, Inc. 3.5% 11/1/08	9,170	12,998
Electronic Equipment & Instruments - 0.0%
Agilent Technologies, Inc. 3% 12/1/21	8,250	10,164
Semiconductors & Semiconductor Equipment - 0.0%
Atmel Corp. 0% 5/23/21	12,100	5,203
TOTAL INFORMATION TECHNOLOGY		28,365
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 6% 6/1/11	3,665	4,334
TOTAL CONVERTIBLE BONDS		101,359
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 12.1%
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	$ 1,660	$ 1,726
ArvinMeritor, Inc. 8.75% 3/1/12	2,470	2,791
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	15,500	15,647
4.05% 6/4/08	1,910	1,902
4.75% 1/15/08	14,390	14,772
Dana Corp.:
9% 8/15/11	1,745	2,042
10.125% 3/15/10	4,340	4,991
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)	810	875
Lear Corp.:
7.96% 5/15/05	2,865	3,051
8.11% 5/15/09	1,245	1,435
Stoneridge, Inc. 11.5% 5/1/12	115	136
United Components, Inc. 9.375% 6/15/13	910	996
		50,364
Automobiles - 0.0%
Case New Holland, Inc. 9.25% 8/1/11 (f)	2,000	2,220
Hotels, Restaurants & Leisure - 0.6%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	2,100	1,817
10.5% 7/15/11	5,180	5,076
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	1,540	1,629
Domino's, Inc. 8.25% 7/1/11	1,670	1,787
Florida Panthers Holdings, Inc. 9.875% 4/15/09	7,375	7,818
Gaylord Entertainment Co. 8% 11/15/13 (f)	1,450	1,555
Herbst Gaming, Inc. 10.75% 9/1/08	1,030	1,159
Hilton Hotels Corp.:
7.625% 12/1/12	2,590	2,901
8.25% 2/15/11	3,270	3,777
Horseshoe Gaming LLC 8.625% 5/15/09	6,825	7,200
MGM MIRAGE:
6% 10/1/09	420	435
8.5% 9/15/10	2,890	3,338
Morton's Restaurant Group, Inc. 7.5% 7/1/10	1,155	1,109
Penn National Gaming, Inc. 8.875% 3/15/10	5,115	5,537
Pinnacle Entertainment, Inc. 8.75% 10/1/13	3,430	3,550
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Premier Entertainment Biloxi LLC 10.75% 2/1/12 (f)	$ 1,000	$ 1,065
Royal Caribbean Cruises Ltd. 6.875% 12/1/13	5,000	5,100
Six Flags, Inc.:
8.875% 2/1/10	3,000	3,113
9.75% 4/15/13	1,280	1,366
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	4,705	5,040
7.875% 5/1/12	2,675	2,956
Station Casinos, Inc.:
6.5% 2/1/14 (f)	3,320	3,411
8.375% 2/15/08	10,095	10,852
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	11,980	13,088
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(f)	10,580	6,031
Town Sports International, Inc. 9.625% 4/15/11	1,770	1,885
Tricon Global Restaurants, Inc. 8.875% 4/15/11	10,045	12,205
Vail Resorts, Inc. 6.75% 2/15/14 (f)	4,130	4,197
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	1,156	1,222
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,155	2,338
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	5,100	6,069
		128,626
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.625% 5/15/11	3,140	3,493
D.R. Horton, Inc. 7.875% 8/15/11	4,250	4,803
KB Home 5.75% 2/1/14 (f)	5,000	4,850
Ryland Group, Inc. 9.125% 6/15/11	3,580	4,081
Simmons Co. 7.875% 1/15/14 (f)	930	944
Standard Pacific Corp. 9.25% 4/15/12	1,815	2,142
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10 (f)	2,279	2,552
		22,865
Internet & Catalog Retail - 0.0%
FTD, Inc. 7.75% 2/15/14 (f)	1,500	1,500
USA Interactive 7% 1/15/13	4,000	4,360
		5,860
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	$ 5,600	$ 6,384
Media - 1.3%
Advanstar Communications, Inc. 10.75% 8/15/10 (f)	1,770	1,956
AMC Entertainment, Inc.:
9.5% 2/1/11	2,315	2,431
9.875% 2/1/12	2,800	3,094
American Media Operations, Inc. 10.25% 5/1/09	5,430	5,769
AOL Time Warner, Inc.:
6.875% 5/1/12	9,230	10,362
7.625% 4/15/31	3,835	4,406
7.7% 5/1/32	7,845	9,117
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	21,300	25,406
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	7,090	6,062
0% 5/15/11 (d)	3,700	2,516
10% 4/1/09	2,050	1,866
10.25% 1/15/10	5,915	5,383
10.75% 10/1/09	1,935	1,809
Clear Channel Communications, Inc. 5.75% 1/15/13	3,000	3,153
Comcast Corp. 7.05% 3/15/33	7,500	8,229
Corus Entertainment, Inc. 8.75% 3/1/12	5,560	6,172
CSC Holdings, Inc.:
7.625% 4/1/11	3,440	3,715
7.625% 7/15/18	1,455	1,579
7.875% 2/15/18	535	589
EchoStar DBS Corp.:
5.75% 10/1/08 (f)	8,000	8,120
10.375% 10/1/07	13,425	14,600
Entravision Communications Corp. 8.125% 3/15/09	4,530	4,802
Granite Broadcasting Corp. 9.75% 12/1/10 (f)	1,990	1,975
Houghton Mifflin Co.:
8.25% 2/1/11	8,155	8,563
9.875% 2/1/13	2,150	2,322
Innova S. de R.L. 9.375% 9/19/13 (f)	2,990	3,184
Lamar Media Corp. 7.25% 1/1/13	1,290	1,387
LBI Media Holdings, Inc. 0% 10/15/13 (d)	4,450	3,048
LBI Media, Inc. 10.125% 7/15/12	4,060	4,669
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp. 5.7% 5/15/13	$ 7,800	$ 7,897
News America Holdings, Inc. 7.75% 12/1/45	10,825	12,906
News America, Inc. 7.28% 6/30/28	14,000	15,792
Nextmedia Operating, Inc. 10.75% 7/1/11	3,345	3,788
PanAmSat Corp. 6.375% 1/15/08	2,720	2,829
Pegasus Satellite Communications, Inc. 11.25% 1/15/10 (f)	4,585	4,723
PEI Holdings, Inc. 11% 3/15/10	3,240	3,758
Penton Media, Inc. 11.875% 10/1/07	1,475	1,490
Radio One, Inc. 8.875% 7/1/11	14,005	15,546
Regal Cinemas Corp. 9.375% 2/1/12	5,885	6,709
Satelites Mexicanos SA de CV 5.6% 6/30/04 (f)(h)	1,531	1,209
Telewest PLC:
11% 10/1/07 (c)	11,615	8,479
yankee 9.625% 10/1/06 (c)	7,700	5,506
Time Warner, Inc.:
6.625% 5/15/29	4,095	4,212
8.18% 8/15/07	5,425	6,265
Vertis, Inc. 9.75% 4/1/09	3,180	3,450
Videotron LTEE 6.875% 1/15/14 (f)	1,190	1,238
Vivendi Universal SA 9.25% 4/15/10	3,450	4,019
Walt Disney Co. 5.375% 6/1/07	8,000	8,574
Yell Finance BV 10.75% 8/1/11	3,954	4,636
		279,310
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	3,470	3,539
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	3,700	4,003
CSK Automotive, Inc. 7% 1/15/14 (f)	810	810
Hollywood Entertainment Corp. 9.625% 3/15/11	1,270	1,359
Reddy Ice Group, Inc. 8.875% 8/1/11	430	462
		6,634
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 12.25% 12/15/12	4,285	2,785
TOTAL CONSUMER DISCRETIONARY		508,587
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
7.125% 1/15/07	$ 2,000	$ 2,035
8.125% 5/1/10	2,000	2,160
9.5% 2/15/11	5,000	5,600
11.25% 7/1/08	5,000	5,425
The Great Atlantic & Pacific Tea Co. 7.75% 4/15/07	935	837
		16,057
Food Products - 0.2%
Central Garden & Pet Co. 9.125% 2/1/13	850	952
Chiquita Brands International, Inc. 10.56% 3/15/09	5,318	5,903
Corn Products International, Inc.:
8.25% 7/15/07	5,660	6,283
8.45% 8/15/09	795	911
Dean Foods Co. 8.15% 8/1/07	5,005	5,531
Delaware Monte Corp. 8.625% 12/15/12	1,960	2,176
Doane Pet Care Co.:
9.75% 5/15/07	3,550	3,390
10.75% 3/1/10	2,580	2,722
Kraft Foods, Inc.:
5.25% 6/1/07	4,140	4,415
6.25% 6/1/12	5,025	5,534
		37,817
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14 (f)	920	943
Revlon Consumer Products Corp. 12% 12/1/05	9,495	9,827
		10,770
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	9,565	10,407
Philip Morris Companies, Inc. 7% 7/15/05	27,190	28,714
		39,121
TOTAL CONSUMER STAPLES		103,765
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	969	997
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Grant Prideco, Inc.:
9% 12/15/09	$ 660	$ 739
9.625% 12/1/07	2,440	2,776
Hanover Compressor Co. 0% 3/31/07	2,750	2,063
Key Energy Services, Inc. 8.375% 3/1/08	1,390	1,494
SESI LLC 8.875% 5/15/11	290	318
Weatherford International Ltd. 4.95% 10/15/13	5,300	5,263
		13,650
Oil & Gas - 0.3%
Amerada Hess Corp.:
6.65% 8/15/11	1,400	1,527
7.125% 3/15/33	3,630	3,769
7.375% 10/1/09	3,195	3,620
Chesapeake Energy Corp. 8.125% 4/1/11	6,530	7,199
Encore Acquisition Co. 8.375% 6/15/12	3,510	3,843
EXCO Resources, Inc. 7.25% 1/15/11 (f)	1,120	1,148
Forest Oil Corp. 8% 12/15/11	2,550	2,754
General Maritime Corp. 10% 3/15/13	4,520	5,017
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	656	807
Plains All American Pipeline LP 7.75% 10/15/12	1,840	2,153
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12	6,215	6,899
Teekay Shipping Corp. 8.875% 7/15/11	10,030	11,535
The Coastal Corp.:
6.2% 5/15/04	2,920	2,920
6.375% 2/1/09	1,285	1,155
6.5% 5/15/06	3,325	3,250
6.5% 6/1/08	3,245	2,965
6.95% 6/1/28	180	140
7.5% 8/15/06	3,570	3,543
7.75% 6/15/10	9,680	9,087
7.75% 10/15/35	945	775
Vintage Petroleum, Inc. 8.25% 5/1/12	2,200	2,431
		76,537
TOTAL ENERGY		90,187
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - 4.1%
Capital Markets - 0.5%
Amvescap PLC:
5.9% 1/15/07	$ 7,005	$ 7,577
yankee 6.6% 5/15/05	5,890	6,217
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	5,300	5,209
4.25% 9/4/12 (h)	6,980	7,119
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	11,730	12,651
Equinox Holdings Ltd. 9% 12/15/09 (f)	490	510
Goldman Sachs Group, Inc.:
5.7% 9/1/12	9,110	9,651
6.6% 1/15/12	17,725	19,965
J.P. Morgan Chase & Co. 5.35% 3/1/07	15,550	16,671
Lehman Brothers Holdings, Inc. 4% 1/22/08	6,900	7,071
Merrill Lynch & Co., Inc. 4% 11/15/07	7,970	8,204
Morgan Stanley 6.6% 4/1/12	10,695	12,055
		112,900
Commercial Banks - 0.3%
Fleet Financial Group, Inc. 7.125% 4/15/06	6,740	7,420
FleetBoston Financial Corp. 7.25% 9/15/05	10,040	10,895
Korea Development Bank:
5.75% 9/10/13	20,750	21,646
7.375% 9/17/04	3,890	3,986
Popular North America, Inc. 6.125% 10/15/06	9,620	10,457
		54,404
Consumer Finance - 0.9%
American General Finance Corp.:
2.75% 6/15/08	870	843
5.875% 7/14/06	32,050	34,577
Capital One Bank:
4.875% 5/15/08	8,185	8,537
6.5% 6/13/13	8,925	9,654
6.65% 3/15/04	3,400	3,420
Ford Motor Credit Co.:
6.5% 1/25/07	19,920	21,258
7.375% 10/28/09	25,015	27,502
General Electric Capital Corp.:
6% 6/15/12	7,100	7,765
6.125% 2/22/11	16,000	17,694
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.:
6.125% 2/1/07	$ 525	$ 562
6.125% 8/28/07	530	565
6.875% 9/15/11	15,175	16,338
Household Finance Corp.:
6.375% 10/15/11	16,305	18,155
6.75% 5/15/11	11,395	12,946
7% 5/15/12	2,595	2,987
MBNA Corp. 7.5% 3/15/12	11,845	13,884
		196,687
Diversified Financial Services - 1.5%
Ahold Finance USA, Inc.:
6.25% 5/1/09	4,660	4,777
8.25% 7/15/10	7,780	8,558
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	1,130	1,074
Arch Western Finance LLC 6.75% 7/1/13 (f)	6,460	6,783
ASIF Global Financing XVIII 3.85% 11/26/07 (f)	380	388
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. 9.375% 1/15/14 (f)(g)	930	939
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,700	2,943
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (f)	6,000	6,188
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (f)	16,259	17,113
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)	2,070	2,505
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	346	325
6.748% 9/15/18	250	225
6.795% 8/2/18	1,831	1,667
6.8% 7/2/07	147	140
6.9% 1/2/17	2,297	2,021
8.312% 10/2/12	1,494	1,367
8.321% 11/1/06	155	152
8.388% 5/1/22	128	115
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	$ 4,945	$ 5,086
7.779% 11/18/05	2,410	2,241
7.92% 5/18/12	2,745	2,543
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,255	6,322
8.25% 6/15/05	2,617	2,832
8.5% 6/15/10	14,180	17,127
8.75% 6/15/30	9,630	12,207
Devon Financing Corp. U.L.C. 7.875% 9/30/31	6,700	8,164
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (f)	1,630	1,801
9.875% 8/15/13 (f)	1,910	2,168
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	2,727	3,054
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,710
FIMEP SA 10.5% 2/15/13	7,195	8,364
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	1,000	1,014
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	3,340	3,741
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(h)	2,320	2,424
11% 7/15/10 (f)	1,840	2,047
Inmarsat Finance PLC 7.625% 6/30/12 (f)	1,090	1,134
IOS Capital LLC 7.25% 6/30/08	3,020	3,209
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (f)	620	657
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	5,190	5,605
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (f)	2,540	2,667
New Asat Finance Ltd. 9.25% 2/1/11 (f)	630	657
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	9,280	9,760
NiSource Finance Corp. 7.875% 11/15/10	20,680	24,799
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,206	1,128
7.248% 7/2/14	1,744	1,404
7.575% 3/1/19	856	908
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
7.691% 4/1/17	$ 156	$ 139
7.95% 9/1/16	147	133
8.304% 9/1/10	1,430	1,330
Pemex Project Funding Master Trust:
6.125% 8/15/08	10,750	11,341
7.375% 12/15/14	8,620	9,223
Petronas Capital Ltd. 7% 5/22/12 (f)	28,745	32,839
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)	1,390	1,536
10.875% 12/15/12 (f)	2,170	2,550
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)	880	902
Ship Finance International Ltd. 8.5% 12/15/13 (f)	12,230	12,230
Sprint Capital Corp. 6.125% 11/15/08	7,449	7,960
Telecom Italia Capital 4% 11/15/08 (f)	11,700	11,668
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	4,930	5,583
11% 2/15/13	5,185	6,015
U.S. Airways pass thru trust certificates 6.85% 7/30/19	834	792
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	11,660	13,701
Verizon Global Funding Corp.:
7.25% 12/1/10	7,990	9,210
7.375% 9/1/12	13,860	16,157
		336,362
Insurance - 0.1%
Aegon NV 4.75% 6/1/13	12,500	12,299
Hartford Financial Services Group, Inc.:
2.375% 6/1/06	2,755	2,749
4.625% 7/15/13 (f)	2,815	2,753
Prudential Financial, Inc. 3.75% 5/1/08	6,295	6,348
Travelers Property Casualty Corp.:
5% 3/15/13	3,375	3,404
6.375% 3/15/33	4,345	4,605
		32,158
Real Estate - 0.5%
Boston Properties, Inc. 6.25% 1/15/13	12,300	13,411
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Camden Property Trust 5.875% 11/30/12	$ 7,910	$ 8,345
CarrAmerica Realty Corp. 5.25% 11/30/07	6,175	6,531
CenterPoint Properties Trust 6.75% 4/1/05	8,720	9,138
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	4,930	5,472
EOP Operating LP 7.75% 11/15/07	22,895	26,377
Gables Realty LP:
5.75% 7/15/07	11,440	12,247
6.8% 3/15/05	1,595	1,668
ProLogis:
6.7% 4/15/04	3,970	4,014
7.05% 7/15/06	10,000	11,123
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,590
		104,916
Thrifts & Mortgage Finance - 0.3%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	2,946	2,916
5.5% 8/1/06	17,955	19,185
5.625% 5/15/07	12,000	12,976
Washington Mutual Bank 6.875% 6/15/11	8,300	9,500
Washington Mutual, Inc.:
4.375% 1/15/08	7,605	7,871
5.625% 1/15/07	12,800	13,765
		66,213
TOTAL FINANCIALS		903,640
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc.:
8% 9/1/13 (f)	5,500	6,009
8.125% 5/1/12	2,758	2,979
		8,988
Health Care Providers & Services - 0.1%
AmeriPath, Inc. 10.5% 4/1/13	8,680	9,591
AmerisourceBergen Corp. 8.125% 9/1/08	1,110	1,243
Ardent Health Services, Inc. 10% 8/15/13 (f)	500	553
HCA, Inc. 8.75% 9/1/10	3,405	4,052
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
National Nephrology Associates, Inc. 9% 11/1/11 (f)	$ 1,060	$ 1,118
PacifiCare Health Systems, Inc. 10.75% 6/1/09	2,652	3,129
Psychiatric Solutions, Inc. 10.625% 6/15/13	790	897
Triad Hospitals, Inc. 8.75% 5/1/09	5,725	6,240
		26,823
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	3,265	3,722
Biovail Corp. yankee 7.875% 4/1/10	6,970	7,109
		10,831
TOTAL HEALTH CARE		46,642
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11	8,765	9,663
BE Aerospace, Inc.:
8% 3/1/08	445	423
8.5% 10/1/10	430	464
8.875% 5/1/11	4,230	4,145
9.5% 11/1/08	2,185	2,185
Raytheon Co.:
5.5% 11/15/12	4,225	4,361
6.75% 8/15/07	6,065	6,817
Transdigm, Inc. 8.375% 7/15/11	1,340	1,420
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	2,150	2,231
		31,709
Airlines - 0.1%
AMR Corp.:
9% 8/1/12	3,460	3,079
10.2% 3/15/20	3,445	2,928
Continental Airlines, Inc. 8.68% 12/6/07 (h)	5,000	5,050
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	369	332
7.9% 12/15/09	465	377
8.3% 12/15/29	5,570	3,676
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. 10% 2/1/09	$ 5,360	$ 5,092
NWA Trust 10.23% 6/21/14	999	964
		21,498
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)	2,530	2,770
Nortek Holdings, Inc. 0% 5/15/11 (d)(f)	3,290	2,484
		5,254
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
7.875% 1/1/09	11,430	11,916
8.5% 12/1/08	4,340	4,817
American Color Graphics, Inc. 10% 6/15/10	3,630	3,594
Boise Cascade Office Products Corp. 7.05% 5/15/05	3,075	3,217
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,499
Worldspan LP 9.625% 6/15/11 (f)	5,900	6,254
		31,297
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10 (f)	940	1,022
Industrial Conglomerates - 0.2%
Koppers, Inc. 9.875% 10/15/13 (f)	1,060	1,177
Textron Financial Corp. 2.75% 6/1/06	4,865	4,865
Tyco International Group SA yankee:
6.125% 11/1/08	160	171
6.375% 6/15/05	2,800	2,943
6.375% 10/15/11	6,210	6,674
6.75% 2/15/11	18,345	20,119
		35,949
Machinery - 0.0%
AGCO Corp. 9.5% 5/1/08	810	887
Columbus McKinnon Corp. 10% 8/1/10	450	498
Cummins, Inc. 9.5% 12/1/10 (f)	1,230	1,439
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	760	809
		3,633
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/04 (c)	$ 1,780	$ 1,825
10.25% 11/15/06 (c)	3,750	3,844
		5,669
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,245
9.5% 10/1/08	460	506
Quality Distribution LLC/QD Capital Corp. 9% 11/15/10 (f)	1,870	1,964
TFM SA de CV yankee:
10.25% 6/15/07	5,990	6,230
11.75% 6/15/09	6,985	7,107
		24,052
TOTAL INDUSTRIALS		160,083
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	18,530	22,210
Nortel Networks Corp. 6.125% 2/15/06	4,900	5,096
Stratus Technologies, Inc. 10.375% 12/1/08 (f)	5,100	5,406
		32,712
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	2,930	3,194
IT Services - 0.0%
Dex Media, Inc.:
0% 11/15/13 (d)(f)	1,630	1,121
0% 11/15/13 (d)(f)(g)	5,510	3,788
8% 11/15/13 (f)	1,750	1,794
Digitalnet, Inc. 9% 7/15/10	480	516
Iron Mountain, Inc.:
8.25% 7/1/11	815	850
8.625% 4/1/13	370	401
		8,470
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.:
7.125% 6/15/10	$ 4,270	$ 4,526
7.625% 6/15/13	4,270	4,537
		9,063
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	2,402	2,834
Amkor Technology, Inc.:
7.75% 5/15/13	915	974
9.25% 2/15/08	370	420
10.5% 5/1/09	95	101
Micron Technology, Inc. 6.5% 9/30/05 (i)	9,000	8,955
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10	2,460	2,878
Semiconductor Note Partners Trust 0% 8/4/11 (f)	990	1,366
Viasystems, Inc. 10.5% 1/15/11 (f)	5,145	5,582
		23,110
TOTAL INFORMATION TECHNOLOGY		76,549
MATERIALS - 0.6%
Chemicals - 0.2%
Compass Minerals Group, Inc. 10% 8/15/11	3,770	4,336
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (f)	4,160	4,534
Huntsman LLC 11.625% 10/15/10 (f)	2,560	2,662
Lyondell Chemical Co.:
9.5% 12/15/08	2,040	2,101
9.875% 5/1/07	4,350	4,481
Nalco Co.:
7.75% 11/15/11 (f)	2,060	2,168
8.875% 11/15/13 (f)	2,100	2,231
NOVA Chemicals Corp. 6.5% 1/15/12 (f)	1,520	1,554
Solutia, Inc.:
6.72% 10/15/37 (c)	3,845	1,807
7.375% 10/15/27 (c)	2,455	1,154
11.25% 7/15/09 (c)	840	806
The Scotts Co. 6.625% 11/15/13 (f)	2,070	2,153
		29,987
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10	$ 840	$ 924
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,590	2,396
8% 4/15/23	1,805	1,742
Crown European Holdings SA 9.5% 3/1/11	2,500	2,813
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,970
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	1,760	1,848
8.25% 5/15/13	3,020	3,231
8.75% 11/15/12	2,530	2,770
8.875% 2/15/09	9,730	10,557
Owens-Illinois, Inc.:
7.15% 5/15/05	1,980	2,030
7.35% 5/15/08	800	792
7.5% 5/15/10	770	789
7.8% 5/15/18	350	355
8.1% 5/15/07	1,630	1,712
Portola Packaging, Inc. 8.25% 2/1/12 (f)	1,540	1,563
Sealed Air Corp.:
5.625% 7/15/13 (f)	1,975	2,044
6.875% 7/15/33 (f)	4,130	4,434
6.95% 5/15/09 (f)	4,195	4,688
8.75% 7/1/08 (f)	1,035	1,226
		48,884
Metals & Mining - 0.1%
Compass Minerals International, Inc. 0% 12/15/12 (d)	4,550	3,595
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	8,480	9,773
Luscar Coal Ltd. 9.75% 10/15/11	2,930	3,326
Phelps Dodge Corp.:
8.75% 6/1/11	260	316
9.5% 6/1/31	4,280	6,163
Steel Dynamics, Inc.:
9.5% 3/15/09	275	304
9.5% 3/15/09 (f)	240	265
		23,742
Paper & Forest Products - 0.1%
Buckeye Technologies, Inc. 8.5% 10/1/13	1,980	2,138
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.:
4.25% 1/15/09	$ 1,960	$ 1,980
5.5% 1/15/14	4,925	5,008
Norske Skog Canada Ltd. 8.625% 6/15/11	510	541
Stone Container Corp.:
8.375% 7/1/12	2,710	2,954
9.75% 2/1/11	2,320	2,564
Weyerhaeuser Co.:
5.25% 12/15/09	5,304	5,618
6.125% 3/15/07	4,145	4,509
		25,312
TOTAL MATERIALS		127,925
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
AT&T Broadband Corp. 8.375% 3/15/13	10,000	12,284
AT&T Corp.:
7% 11/15/06	3,060	3,400
8.05% 11/15/11	3,105	3,597
8.75% 11/15/31	5,325	6,227
British Telecommunications PLC:
8.375% 12/15/10	11,325	13,724
8.875% 12/15/30	3,080	4,020
Cincinnati Bell, Inc. 8.375% 1/15/14	1,660	1,776
France Telecom SA 9% 3/1/11	20,000	24,074
Koninklijke KPN NV yankee 8% 10/1/10	10,550	12,644
Level 3 Communications, Inc.:
9.125% 5/1/08	5,350	5,109
11% 3/15/08	2,610	2,636
Mobifon Holdings BV 12.5% 7/31/10	7,225	8,453
Primus Telecom Holding, Inc. 8% 1/15/14 (f)	1,730	1,713
Qwest Corp. 9.125% 3/15/12 (e)(f)	5,935	6,929
Qwest Services Corp.:
13.5% 12/15/10 (f)	26,170	31,404
14% 12/15/14 (f)	10,425	13,083
Rogers Cantel, Inc. yankee 9.375% 6/1/08	2,365	2,471
Telenet Group Holding NV 0% 6/15/14 (d)(f)	4,960	3,112
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)	$ 3,965	$ 2,339
0% 2/1/10 (c)(d)	5,675	3,121
9.875% 2/1/10 (c)	2,610	1,827
11.25% 11/1/08 (c)	3,775	2,718
TELUS Corp. yankee 7.5% 6/1/07	30,125	33,735
U.S. West Communications:
7.2% 11/10/26	845	832
7.25% 9/15/25	840	848
WorldCom, Inc. 7.5% 5/15/11 (c)	7,505	2,646
		204,722
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	14,662	15,615
American Towers, Inc. 7.25% 12/1/11 (f)	7,000	7,158
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,790	2,088
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	1,500	1,635
Centennial Communications Crop./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)(g)	3,500	3,413
Cingular Wireless LLC:
5.625% 12/15/06	5,000	5,352
7.125% 12/15/31	8,000	8,760
Crown Castle International Corp.:
7.5% 12/1/13 (f)	3,120	3,182
9.375% 8/1/11	6,995	7,729
10.75% 8/1/11	2,285	2,559
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	10,075	11,486
Dobson Communications Corp. 8.875% 10/1/13	3,480	3,602
Millicom International Cellular SA 10% 12/1/13 (f)	4,960	5,233
Nextel Communications, Inc.:
9.375% 11/15/09	8,815	9,564
9.5% 2/1/11	11,665	13,240
Nextel Partners, Inc. 11% 3/15/10	6,000	6,660
Rogers Wireless, Inc. 9.625% 5/1/11	4,765	5,789
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (d)(f)	1,770	1,257
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. 12% 3/1/08	$ 989	$ 1,071
Western Wireless Corp. 9.25% 7/15/13	6,675	7,209
		122,602
TOTAL TELECOMMUNICATION SERVICES		327,324
UTILITIES - 1.5%
Electric Utilities - 0.6%
CMS Energy Corp.:
7.5% 1/15/09	2,430	2,509
7.625% 11/15/04	2,435	2,502
8.5% 4/15/11	1,500	1,622
8.9% 7/15/08	4,085	4,437
9.875% 10/15/07	8,190	9,122
Dominion Resources, Inc.:
6.25% 6/30/12	5,085	5,547
8.125% 6/15/10	6,850	8,213
DTE Energy Co. 7.05% 6/1/11	4,995	5,660
Duke Capital Corp. 6.75% 2/15/32	2,874	2,885
Edison International 6.875% 9/15/04	3,140	3,209
FirstEnergy Corp.:
5.5% 11/15/06	7,528	7,853
6.45% 11/15/11	4,065	4,258
FPL Group Capital, Inc. 3.25% 4/11/06	3,435	3,492
Illinois Power Co.:
7.5% 6/15/09	9,760	10,858
11.5% 12/15/10	5,260	6,259
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,160	5,363
5.875% 10/1/12	3,450	3,654
Mirant Americas Generation LLC 8.3% 5/1/11 (c)	5,700	4,888
Nevada Power Co. 10.875% 10/15/09	810	948
Niagara Mohawk Power Corp. 8.875% 5/15/07	5,060	5,930
Oncor Electric Delivery Co. 6.375% 5/1/12	7,980	8,815
Pacific Gas & Electric Co.:
7.05% 3/1/24	800	800
10.375% 11/1/05 (f)(h)	5,950	6,010
PG&E Corp. 6.875% 7/15/08 (f)	2,340	2,521
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Reliant Energy Resources Corp.:
7.75% 2/15/11	$ 1,240	$ 1,387
8.125% 7/15/05	3,510	3,753
Sierra Pacific Power Co. 8% 6/1/08	4,015	4,336
Southern California Edison Co.:
7.625% 1/15/10	3,545	4,131
8% 2/15/07	5,510	6,316
		137,278
Gas Utilities - 0.3%
ANR Pipeline, Inc. 8.875% 3/15/10	1,360	1,513
Consolidated Natural Gas Co. 6.85% 4/15/11	4,530	5,172
Dynegy Holdings, Inc. 9.875% 7/15/10 (f)	10,000	11,050
El Paso Energy Corp.:
6.75% 5/15/09	5,725	5,339
6.95% 12/15/07	3,730	3,562
7.375% 12/15/12	640	589
7.8% 8/1/31	1,020	918
8.05% 10/15/30	655	567
Noram Energy Corp. 6.5% 2/1/08	1,250	1,331
Northwest Pipeline Corp.:
6.625% 12/1/07	1,325	1,385
8.125% 3/1/10	1,290	1,429
Southern Natural Gas Co.:
8% 3/1/32	120	125
8.875% 3/15/10	1,610	1,791
Tennessee Gas Pipeline Co.:
7% 10/15/28	510	481
7.5% 4/1/17	255	263
8.375% 6/15/32	765	798
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,905	3,081
7.3% 12/1/10	12,250	14,233
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	1,755	1,790
6.25% 1/15/08	3,650	3,741
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	715	729
		59,887
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.6%
AES Corp.:
8.75% 6/15/08	$ 397	$ 430
8.75% 5/15/13 (f)	5,050	5,643
8.875% 2/15/11	2,627	2,880
9% 5/15/15 (f)	3,790	4,273
9.375% 9/15/10	5,451	6,098
9.5% 6/1/09	1,357	1,515
Calpine Corp. 8.5% 7/15/10 (f)	6,000	5,760
Constellation Energy Group, Inc.:
6.35% 4/1/07	10,595	11,517
7% 4/1/12	6,940	7,892
El Paso Corp.:
7% 5/15/11	8,115	7,496
7.875% 6/15/12	5,750	5,470
NRG Energy, Inc. 8% 12/15/13 (f)	6,880	7,207
Reliant Resources, Inc. 9.25% 7/15/10	5,150	5,575
Southern Energy, Inc. New York 7.4% 7/15/04 (c)(f)	2,505	1,728
Western Resources, Inc.:
7.875% 5/1/07	5,990	6,769
9.75% 5/1/07	3,030	3,469
Williams Companies, Inc.:
6.5% 8/1/06	2,505	2,583
6.625% 11/15/04	3,695	3,787
6.75% 1/15/06	3,060	3,137
7.125% 9/1/11	15,505	16,125
7.5% 1/15/31	2,171	2,149
7.625% 7/15/19	2,750	2,860
8.125% 3/15/12	10,630	11,693
8.625% 6/1/10	3,620	4,054
		130,110
TOTAL UTILITIES		327,275
TOTAL NONCONVERTIBLE BONDS		2,671,977
TOTAL CORPORATE BONDS (Cost $2,533,032)		2,773,336
U.S. Government and Government Agency Obligations - 6.3%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 2.3%
Fannie Mae:
3.625% 4/15/04	$ 15,345	$ 15,424
4.625% 10/15/13	30,000	30,085
5% 5/14/07	60,100	60,732
5.125% 2/13/04	4,590	4,596
5.125% 1/2/14	18,200	18,494
5.25% 8/1/12	5,275	5,481
6% 5/15/11	23,350	26,044
6.125% 3/15/12	1,502	1,687
6.25% 2/1/11	17,675	19,692
6.25% 7/19/11	75,900	77,611
Freddie Mac:
1.5% 8/15/05	31,720	31,616
3.75% 4/15/04	16,365	16,453
4.5% 1/15/14	23,400	23,135
5.25% 11/5/12	5,610	5,691
5.75% 1/15/12	60,000	65,799
5.875% 3/21/11	37,620	41,039
6% 5/25/12	40,000	40,584
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	4,034	4,361
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	18,261	20,413
Private Export Funding Corp. secured 6.86% 4/30/04	235	238
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		509,175
U.S. Treasury Obligations - 4.0%
U.S. Treasury Bonds:
6.125% 8/15/29	215,891	248,637
6.25% 5/15/30	3,425	4,018
6.375% 8/15/27	23,640	27,883
8% 11/15/21	82,000	112,177
8.875% 8/15/17	53,265	76,181
9.125% 5/15/18	50,000	73,281
9.875% 11/15/15	2,360	3,548
11.25% 2/15/15	25,890	41,736
U.S. Treasury Notes:
2.375% 8/15/06	4,885	4,917
2.625% 11/15/06	46,000	46,467
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4% 11/15/12	$ 95,910	$ 95,835
5% 2/15/11	7,290	7,875
5% 8/15/11	84,640	91,186
6% 8/15/09	36,153	41,059
TOTAL U.S. TREASURY OBLIGATIONS		874,800
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,341,275)		1,383,975
U.S. Government Agency - Mortgage Securities - 7.9%

Fannie Mae - 6.9%
4.5% 8/1/33	113,985	109,757
5% 6/1/09 to 9/1/18	179,298	183,591
5% 2/1/19 to 2/1/34 (g)	359,111	357,124
5.5% 10/1/08 to 4/1/18	75,496	78,696
6% 10/1/08 to 10/1/33	30,192	31,745
6% 2/1/34 (g)	64,934	67,308
6.5% 3/1/08 to 2/1/33	267,227	281,767
6.5% 2/1/19 to 2/1/34 (g)	91,294	96,310
7% 8/1/19 to 10/1/33	264,477	280,689
7% 2/1/34 (g)	20,000	21,200
7.5% 5/1/25 to 11/1/31	13,138	14,087
8.5% 1/1/09 to 6/1/21	25	27
10% 8/1/17	7	7
TOTAL FANNIE MAE		1,522,308
Freddie Mac - 0.0%
8% 10/1/16 to 4/1/20	372	407
Government National Mortgage Association - 1.0%
5.5% 10/15/32 to 8/15/33	6,717	6,865
5.5% 2/1/34 (g)	4,728	4,822
6% 9/15/08 to 12/15/10	5,562	5,893
6.5% 6/15/23 to 8/15/32	29,412	31,159
7% 10/15/17 to 11/15/32	104,756	111,740
7% 2/1/34 (g)	25,813	27,515
7.5% 8/15/21 to 11/15/28	24,785	26,730
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
8% 4/15/06 to 5/15/32	$ 10,927	$ 11,900
8.5% 11/15/05 to 1/15/31	1,671	1,833
9% 3/15/10 to 5/15/22	213	238
9.5% 3/15/23	17	19
11% 7/20/13 to 7/20/20	400	449
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		229,163
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,724,175)		1,751,878
Asset-Backed Securities - 1.5%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.9913% 11/25/32 (h)	3,660	3,725
American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	14,200	14,399
Series 2001-6 Class B, 1.45% 12/15/08 (h)	13,200	13,236
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.48% 4/15/33 (h)	10,313	10,332
Series 2003-HE7 Class A3, 1.53% 12/15/33 (h)	11,892	11,910
Capital One Multi-Asset Execution Trust:
Series 2003-2B Class B2, 3.5% 2/17/09	7,120	7,245
Series 2003-A1 Class A1, 1.49% 1/15/09 (h)	35,085	35,241
Series 2003-B1 Class B1, 2.27% 2/17/09 (h)	13,530	13,736
Series 2003-B4 Class B4, 1.9% 7/15/11 (h)	6,640	6,670
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3% 10/25/33 (h)	3,130	3,229
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	2,093	2,139
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 1.77% 10/15/07 (h)	14,900	14,915
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.78% 11/25/33 (h)	1,400	1,400
Class M2, 2.85% 11/25/33 (h)	700	700
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	5,895	5,989
Series 2001-C Class B, 5.54% 12/15/05	9,800	9,981
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.48% 8/25/33 (h)	1,952	1,955
Class M1, 1.98% 8/25/33 (h)	3,115	3,154
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust: - continued
Series 2003-4:
Class M1, 1.9413% 10/25/33 (h)	$ 4,080	$ 4,125
Class M2, 3% 10/25/33 (h)	4,825	4,911
Series 2003-5N Class A, 7.5% 1/27/34 (f)	776	768
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (f)	1,909	1,886
Series 2003-2N Class A, 8% 9/27/33 (f)	2,387	2,339
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	9,905	10,015
Household Home Equity Loan Trust Series 2002-2 Class A, 1.4% 4/20/32 (h)	10,519	10,530
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.95% 7/25/33 (h)	4,765	4,908
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 1.475% 1/18/11 (h)	6,730	6,734
Series 2003-B5 Class B5, 1.47% 2/15/11 (h)	9,465	9,512
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.2% 12/27/32 (h)	1,820	1,858
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (f)	574	575
Series 2003-HE1 Class M2, 3% 5/25/33 (h)	5,640	5,695
Series 2003-NC8 Class M1, 1.8% 9/25/33 (h)	2,610	2,604
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (h)	5,470	5,547
Series 2002-NC1 Class M1, 1.9% 2/25/32 (f)(h)	3,460	3,487
Series 2002-NC3 Class M1, 1.82% 8/25/32 (h)	1,480	1,491
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (f)	1,682	1,685
Series 2003-NC2 Class M2, 3.1% 2/25/33 (h)	2,865	2,961
Morgan Stanley Dean Witter Capital I, Inc. Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (f)	868	869
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.53% 1/25/33 (h)	8,572	8,595
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	2,700	2,715
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.55% 9/25/33 (f)(h)	9,330	9,338
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	22,525	24,181
Series 2001-2 Class B, 1.39% 6/16/08 (h)	16,300	16,282
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Sears Credit Account Master Trust II: - continued
Series 2002-4 Class A, 1.23% 8/18/09 (h)	$ 10,400	$ 10,389
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.55% 3/15/11 (f)(h)	9,350	9,350
TOTAL ASSET-BACKED SECURITIES (Cost $319,476)		323,306
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.3%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.4191% 12/25/33 (h)	4,700	4,719
Class 2A1, 4.2507% 12/25/33 (h)	9,612	9,657
Series 2003-L Class 2A1, 4.0796% 1/25/34 (h)	17,619	17,656
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	9,512	9,767
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.65% 7/10/35 (f)(h)	9,313	9,436
Class B4, 2.86% 7/10/35 (f)(h)	7,160	7,254
Class B5, 3.46% 7/10/35 (f)(h)	6,641	6,747
Class B6, 3.96% 7/10/35 (f)(h)	2,873	2,937
Series 2003-CB1:
Class B3, 2.56% 6/10/35 (f)(h)	3,230	3,256
Class B4, 2.76% 6/10/35 (f)(h)	2,888	2,911
Class B5, 3.36% 6/10/35 (f)(h)	1,971	1,987
Class B6, 3.86% 6/10/35 (f)(h)	1,169	1,178
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,746	2,839
TOTAL PRIVATE SPONSOR		80,344
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	1,177	1,196
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	1,357	1,379
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8638% 10/16/23 (h)	$ 1,495	$ 1,618
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/16/27	12,000	11,390
TOTAL U.S. GOVERNMENT AGENCY		15,583
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $96,039)		95,927
Commercial Mortgage Securities - 0.7%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.1832% 8/1/24 (f)(h)	2,202	1,872
CBM Funding Corp. sequential pay Series 1996-1 Class C, 7.86% 2/1/08	12,500	13,702
COMM floater:
Series 2001-FL5A Class A2, 1.65% 11/15/13 (f)(h)	2,228	2,229
Series 2002-FL7 Class A2, 1.45% 11/15/14 (f)(h)	7,825	7,823
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	10,600	12,455
Series 1997-C2 Class D, 7.27% 1/17/35	10,735	12,076
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (f)	6,000	6,611
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.962% 4/29/39 (f)(h)	2,900	2,368
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	8,218	8,117
Series 2003-36 Class C, 4.254% 2/16/31	6,535	6,503
Series 2003-47 Class C, 4.227% 10/16/27	11,610	11,559
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1905% 4/13/31 (h)	4,895	4,987
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,995	6,039
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9765% 4/25/21 (f)(h)	291	259
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (f)	$ 13,900	$ 12,818
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	32,000	35,271
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $136,044)		144,689
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic:
5.5% 1/15/13	7,440	7,683
7.125% 1/11/12	10,775	12,364
State of Israel 4.625% 6/15/13	1,870	1,799
United Mexican States:
4.625% 10/8/08	15,000	15,188
6.375% 1/16/13	10,205	10,680
7.5% 1/14/12	12,100	13,643
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $57,330)		61,357
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,510)	6,580	7,408
Floating Rate Loans - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (h)	4,500	4,433
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (h)	6,220	6,158
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 10.375% 1/16/11 (h)	16,000	16,320
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Capital Environmental Resource, Inc. Tranche B term loan 9% 12/30/04 (g)(h)	$ 10,000	$ 10,000
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Loral Space & Communications Ltd. term loan 7.25% 1/7/05 (h)	3,195	3,195
Loral Spacecom Corp. revolver loan 6.4096% 1/7/05 (h)	1,738	1,738
TOTAL INFORMATION TECHNOLOGY		4,933
UTILITIES - 0.1%
Electric Utilities - 0.1%
Aquila Networks Canada Corp. term loan 6.75% 7/30/04 (h)	5,000	5,000
Mission Energy Holding Co. term loan 7% 12/11/06 (h)	6,100	6,161
		11,161
TOTAL FLOATING RATE LOANS (Cost $51,218)		53,005
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 1.08% (b)	599,650,161	599,650
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	15,037,246	15,037
TOTAL MONEY MARKET FUNDS (Cost $614,687)		614,687
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $19,490,716)		22,679,872
NET OTHER ASSETS - (2.4)%		(521,294)
NET ASSETS - 100%		$ 22,158,578
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 10,200	$ 152
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 70 basis points with Lehman Brothers, Inc.	Feb. 2004	10,200	153
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	10,200	168
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	April 2004	10,200	325
		$ 40,800	$ 798
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $571,845,000 or 2.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,955,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 6,965
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	14.4%
AAA,AA,A	4.6
BBB	4.8
BB	1.7
B	2.9
CCC,CC,C	1.1
D	0.0
Not Rated	0.3
Equities	69.8
Short-Term Investments and Net Other Assets	0.4
100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $5,704,944,000 and $5,619,184,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,144,972,000 and $3,539,265,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $97,000 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
France	1.8
United Kingdom	1.7
Netherlands Antilles	1.1
Netherlands	1.1
Others (individually less than 1%)	4.5
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $53,005,000 or 0.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2004

Assets
Investment in securities, at value (including securities loaned of $14,336) (cost $19,490,716) - See accompanying schedule		$ 22,679,872
Cash		2,283
Receivable for investments sold		58,188
Receivable for fund shares sold		19,482
Dividends receivable		23,940
Interest receivable		78,021
Unrealized gain on swap agreements		798
Prepaid expenses		107
Other receivables		597
Total assets		22,863,288

Liabilities
Payable for investments purchased Regular delivery	$ 58,466
Delayed delivery	594,713
Payable for fund shares redeemed	24,318
Accrued management fee	7,906
Other affiliated payables	3,591
Other payables and accrued expenses	679
Collateral on securities loaned, at value	15,037
Total liabilities		704,710

Net Assets		$ 22,158,578
Net Assets consist of:
Paid in capital		$ 18,745,309
Undistributed net investment income		54,966
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		168,318
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,189,985
Net Assets, for 1,186,396 shares outstanding		$ 22,158,578
Net Asset Value, offering price and redemption price per share ($22,158,578 ÷ 1,186,396 shares)		$ 18.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2004

Investment Income
Dividends		$ 148,847
Interest		173,815
Security lending		124
Total income		322,786

Expenses
Management fee	$ 44,470
Transfer agent fees	20,480
Accounting and security lending fees	755
Non-interested trustees' compensation	62
Appreciation in deferred trustee compensation account	43
Custodian fees and expenses	325
Registration fees	81
Audit	118
Legal	41
Miscellaneous	79
Total expenses before reductions	66,454
Expense reductions	(675)	65,779
Net investment income (loss)		257,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	325,490
Foreign currency transactions	(60)
Swap agreements	65
Total net realized gain (loss)		325,495
Change in net unrealized appreciation (depreciation) on: Investment securities	2,083,857
Assets and liabilities in foreign currencies	33
Swap agreements	798
Delayed delivery commitments	(10,218)
Total change in net unrealized appreciation (depreciation)		2,074,470
Net gain (loss)		2,399,965
Net increase (decrease) in net assets resulting from operations		$ 2,656,972

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2004	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 257,007	$ 551,091
Net realized gain (loss)	325,495	246,657
Change in net unrealized appreciation (depreciation)	2,074,470	854,085
Net increase (decrease) in net assets resulting from operations	2,656,972	1,651,833
Distributions to shareholders from net investment income	(279,787)	(534,431)
Distributions to shareholders from net realized gain	(349,195)	-
Total distributions	(628,982)	(534,431)
Share transactions Net proceeds from sales of shares	1,366,004	2,489,903
Reinvestment of distributions	600,185	505,293
Cost of shares redeemed	(1,447,086)	(2,710,891)
Net increase (decrease) in net assets resulting from share transactions	519,103	284,305
Total increase (decrease) in net assets	2,547,093	1,401,707

Net Assets
Beginning of period	19,611,485	18,209,778
End of period (including undistributed net investment income of $54,966 and undistributed net investment income of $77,746, respectively)	$ 22,158,578	$ 19,611,485
Other Information Shares
Sold	77,126	156,096
Issued in reinvestment of distributions	34,345	31,832
Redeemed	(81,622)	(171,997)
Net increase (decrease)	29,849	15,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2004	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 16.96	$ 15.96	$ 18.69	$ 18.92	$ 20.22	$ 21.09
Income from Investment Operations
Net investment income (loss)D	.22	.48	.53	.61	.61	.64
Net realized and unrealized gain (loss)	2.04	.99	(2.35)	.78	(.36)	.73
Total from investment operations	2.26	1.47	(1.82)	1.39	.25	1.37
Distributions from net investment income	(.24)	(.47)	(.56)	(.61)	(.58)	(.68)
Distributions from net realized gain	(.30)	-	(.35)	(1.01)	(.97)	(1.56)
Total distributions	(.54)	(.47)	(.91)	(1.62)	(1.55)	(2.24)
Net asset value, end of period	$ 18.68	$ 16.96	$ 15.96	$ 18.69	$ 18.92	$ 20.22
Total ReturnB,C	13.57%	9.45%	(10.06)%	7.56%	1.34%	8.03%
Ratios to Average Net AssetsE
Expenses before expense reductions	.64%A	.66%	.65%	.64%	.64%	.64%
Expenses net of voluntary waivers, if any	.64%A	.66%	.65%	.64%	.64%	.64%
Expenses net of all reductions	.63%A	.66%	.64%	.63%	.63%	.63%
Net investment income (loss)	2.48%A	3.03%	3.03%	3.23%	3.24%	3.23%
Supplemental Data
Net assets, end of period (in millions)	$ 22,159	$ 19,611	$ 18,210	$ 20,921	$ 20,966	$ 25,740
Portfolio turnover rate	54%A	86%	79%	67%	62%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, contingent interest, non-taxable dividends, financing transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 3,934,301	|
Unrealized depreciation	(742,091)
Net unrealized appreciation (depreciation)	$ 3,192,210
Cost for federal income tax purposes	$ 19,487,662

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments. At the end of the period, the fund had unfunded loan commitments of $66.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,967 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $604 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4 and $67, respectively.

Semiannual Report

Report of Independent Auditors

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at January 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 11, 2004

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
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1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
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Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

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Fidelity Investments
Attn: Distribution Services
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Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

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Fidelity International Investment Advisers (U.K.) Limited

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Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

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New York, NY

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PUR-USAN-0304
1.789289.100

(Fidelity Investment logo)(registered trademark)
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82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Value Discovery

Fund

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Lehman Brothers Holdings, Inc.	2.0	1.4
Cooper Cameron Corp.	1.8	1.5
Telefonaktiebolaget LM Ericsson ADR	1.6	1.0
Travelers Property Casualty Corp. Class A	1.5	1.0
BJ Services Co.	1.5	1.5
American International Group, Inc.	1.5	2.0
Bank One Corp.	1.4	1.4
ACE Ltd.	1.3	1.4
Bank of America Corp.	1.2	3.4
E*TRADE Group, Inc.	1.2	0.0
	15.0
Top Five Market Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	25.8
Information Technology	16.4	16.5
Consumer Discretionary	13.1	10.4
Energy	12.6	13.7
Industrials	10.6	9.7
Asset Allocation (% of fund's net assets)
As of January 31, 2004*		As of July 31, 2003**
	Stocks 97.3%		Stocks 98.3%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	14.4%	** Foreign investments	11.5%

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Automobiles - 0.3%
Monaco Coach Corp. (a)	7,000	$ 155,786
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	20,500	527,670
Outback Steakhouse, Inc.	5,000	221,700
Royal Caribbean Cruises Ltd.	6,700	283,879
		1,033,249
Household Durables - 0.9%
Champion Enterprises, Inc. (a)	34,000	227,120
Leggett & Platt, Inc.	10,000	246,400
		473,520
Leisure Equipment & Products - 0.1%
MarineMax, Inc. (a)	2,800	63,000
Media - 7.4%
Cablevision Systems Corp. - NY Group Class A (a)	9,500	243,010
Clear Channel Communications, Inc.	8,200	368,918
Cumulus Media, Inc. Class A (a)	11,300	230,972
Dow Jones & Co., Inc.	7,800	385,944
E.W. Scripps Co. Class A	2,200	209,242
Emmis Communications Corp. Class A (a)	9,100	236,327
Fox Entertainment Group, Inc. Class A (a)	8,800	263,472
Lamar Advertising Co. Class A (a)	6,500	250,120
Liberty Media Corp. Class A (a)	15,300	178,092
News Corp. Ltd. ADR	5,600	206,192
Radio One, Inc. Class D (non-vtg.) (a)	12,400	228,532
Spanish Broadcasting System, Inc. Class A (a)	6,700	77,519
Time Warner, Inc. (a)	11,780	206,975
Viacom, Inc. Class B (non-vtg.)	9,900	398,970
Walt Disney Co.	10,100	242,400
		3,726,685
Multiline Retail - 0.6%
Nordstrom, Inc.	7,500	294,750
Specialty Retail - 1.1%
Foot Locker, Inc.	6,700	165,758
Select Comfort Corp. (a)	4,800	111,744
Toys 'R' Us, Inc. (a)	20,400	288,048
		565,550
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	4,640	$ 165,973
Perry Ellis International, Inc. (a)	6,500	143,910
		309,883
TOTAL CONSUMER DISCRETIONARY		6,622,423
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.3%
Safeway, Inc. (a)	5,600	126,504
Food Products - 0.9%
Chiquita Brands International, Inc. (a)	10,600	252,280
Smithfield Foods, Inc. (a)	9,600	220,896
		473,176
TOTAL CONSUMER STAPLES		599,680
ENERGY - 12.6%
Energy Equipment & Services - 12.1%
BJ Services Co. (a)	19,510	763,621
Cooper Cameron Corp. (a)	21,986	916,816
Diamond Offshore Drilling, Inc.	11,400	258,780
ENSCO International, Inc.	17,950	511,575
Grant Prideco, Inc. (a)	18,510	251,736
Nabors Industries Ltd. (a)	11,930	524,920
National-Oilwell, Inc. (a)	11,860	304,921
Noble Corp. (a)	7,023	260,553
Patterson-UTI Energy, Inc. (a)	7,500	259,350
Pride International, Inc. (a)	13,101	246,954
Rowan Companies, Inc. (a)	21,500	491,920
Smith International, Inc. (a)	5,108	247,534
Transocean, Inc. (a)	9,900	266,706
Varco International, Inc. (a)	25,338	549,835
Weatherford International Ltd. (a)	5,619	226,558
		6,081,779
Oil & Gas - 0.5%
Valero Energy Corp.	5,200	275,184
TOTAL ENERGY		6,356,963
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 22.5%
Capital Markets - 6.0%
Bear Stearns Companies, Inc.	1,600	$ 131,760
E*TRADE Group, Inc. (a)	43,600	609,964
Goldman Sachs Group, Inc.	2,200	219,010
Lehman Brothers Holdings, Inc.	11,890	976,164
Merrill Lynch & Co., Inc.	9,710	570,851
Morgan Stanley	8,710	507,009
		3,014,758
Commercial Banks - 4.6%
Bank of America Corp.	7,510	611,765
Bank of the Ozarks, Inc.	12,902	292,230
Bank One Corp.	14,380	727,772
East West Bancorp, Inc.	5,300	277,190
M&T Bank Corp.	1,100	98,967
UCBH Holdings, Inc.	188	7,494
Wintrust Financial Corp.	6,900	323,058
		2,338,476
Insurance - 9.5%
ACE Ltd.	14,740	640,011
AFLAC, Inc.	5,400	199,152
Allstate Corp.	8,140	370,044
American International Group, Inc.	10,800	750,060
Conseco, Inc. (a)	9,900	224,730
Everest Re Group Ltd.	6,500	553,020
Hartford Financial Services Group, Inc.	3,900	250,926
Montpelier Re Holdings Ltd.	6,700	259,290
PartnerRe Ltd.	7,980	467,548
The Chubb Corp.	3,900	278,811
Travelers Property Casualty Corp. Class A	42,260	767,442
		4,761,034
Real Estate - 0.1%
Manufactured Home Communities, Inc.	1,600	53,760
Thrifts & Mortgage Finance - 2.3%
Doral Financial Corp.	8,550	277,619
Golden West Financial Corp., Delaware	2,000	207,460
New York Community Bancorp, Inc.	8,300	342,375
Sovereign Bancorp, Inc.	14,200	321,062
		1,148,516
TOTAL FINANCIALS		11,316,544
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 4.6%
Health Care Equipment & Supplies - 0.9%
Dade Behring Holdings, Inc. (a)	6,800	$ 263,500
Fisher Scientific International, Inc. (a)	4,200	187,530
		451,030
Health Care Providers & Services - 2.1%
Bio-Imaging Technologies, Inc. (a)	31,800	221,646
Laboratory Corp. of America Holdings (a)	3,900	166,530
Lincare Holdings, Inc. (a)	7,000	225,260
ProxyMed, Inc. (a)	13,100	229,250
WebMD Corp. (a)	25,800	232,200
		1,074,886
Pharmaceuticals - 1.6%
Forest Laboratories, Inc. (a)	4,100	305,409
Pfizer, Inc.	7,000	256,410
Schering-Plough Corp.	14,400	252,576
		814,395
TOTAL HEALTH CARE		2,340,311
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.2%
Boeing Co.	4,700	196,225
EADS NV	9,700	211,245
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	5,000	147,350
Goodrich Corp.	8,100	249,885
Honeywell International, Inc.	7,900	285,348
Precision Castparts Corp.	5,300	247,987
United Defense Industries, Inc. (a)	8,700	254,910
		1,592,950
Air Freight & Logistics - 0.9%
CNF, Inc.	6,300	201,222
Dynamex, Inc. (a)	19,900	243,576
		444,798
Airlines - 0.0%
JetBlue Airways Corp. (a)	200	4,546
Building Products - 0.9%
American Standard Companies, Inc. (a)	2,280	242,136
Trex Co., Inc. (a)	5,900	228,625
		470,761
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
Herman Miller, Inc.	9,900	$ 238,986
Waste Management, Inc.	5,800	161,008
		399,994
Construction & Engineering - 0.3%
EMCOR Group, Inc. (a)	3,400	138,754
Electrical Equipment - 0.4%
A.O. Smith Corp.	6,400	199,744
Machinery - 3.0%
AGCO Corp. (a)	5,900	118,944
Albany International Corp. Class A	2,840	91,590
Ingersoll-Rand Co. Ltd. Class A	2,570	170,982
ITT Industries, Inc.	3,000	223,620
Manitowoc Co., Inc.	8,200	245,016
Parker Hannifin Corp.	2,600	142,974
Terex Corp. (a)	8,300	245,016
Timken Co.	12,500	275,625
		1,513,767
Road & Rail - 1.1%
Arkansas Best Corp.	6,184	175,193
Canadian National Railway Co.	3,500	209,530
Union Pacific Corp.	2,610	168,084
		552,807
TOTAL INDUSTRIALS		5,318,121
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 4.3%
Alcatel SA sponsored ADR (a)	18,420	308,535
Andrew Corp. (a)	12,320	211,165
Avaya, Inc. (a)	18,010	313,014
Emulex Corp. (a)	3,338	90,560
Marconi Corp. PLC (a)	20,940	250,959
Motorola, Inc.	13,320	220,846
Telefonaktiebolaget LM Ericsson ADR (a)	33,840	778,320
		2,173,399
Computers & Peripherals - 2.3%
Hewlett-Packard Co.	17,720	421,559
Hutchinson Technology, Inc. (a)	8,600	253,958
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Storage Technology Corp. (a)	9,110	$ 264,190
Western Digital Corp. (a)	20,070	205,316
		1,145,023
Electronic Equipment & Instruments - 3.5%
Amphenol Corp. Class A (a)	4,570	301,940
Flextronics International Ltd. (a)	15,800	300,200
Ingram Micro, Inc. Class A (a)	9,610	160,487
Mettler-Toledo International, Inc. (a)	5,600	256,480
Solectron Corp. (a)	39,880	283,148
Tech Data Corp. (a)	4,040	167,620
Vishay Intertechnology, Inc. (a)	12,700	295,148
		1,765,023
IT Services - 2.4%
Affiliated Computer Services, Inc. Class A (a)	4,400	243,980
Ceridian Corp. (a)	22,110	454,582
Certegy, Inc.	3,800	121,866
CSG Systems International, Inc. (a)	6,530	93,575
DST Systems, Inc. (a)	2,900	124,149
First Data Corp.	4,750	186,010
		1,224,162
Semiconductors & Semiconductor Equipment - 1.8%
Integrated Circuit Systems, Inc. (a)	7,410	190,808
NVIDIA Corp. (a)	8,490	188,903
Samsung Electronics Co. Ltd.	620	277,320
SRS Labs, Inc. (a)	24,410	256,305
		913,336
Software - 2.1%
Amdocs Ltd. (a)	6,100	173,057
BEA Systems, Inc. (a)	7,900	99,777
Cadence Design Systems, Inc. (a)	13,610	225,518
Concord Communications, Inc. (a)	4,210	74,180
Microsoft Corp.	4,280	118,342
Network Associates, Inc. (a)	11,488	199,317
Vastera, Inc. (a)	41,750	150,718
		1,040,909
TOTAL INFORMATION TECHNOLOGY		8,261,852
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 9.2%
Chemicals - 2.6%
Dow Chemical Co.	10,380	$ 435,441
Georgia Gulf Corp.	5,970	154,563
Lyondell Chemical Co.	17,743	304,115
Olin Corp.	22,810	434,987
		1,329,106
Containers & Packaging - 0.6%
Anchor Glass Container Corp.	11,000	173,360
Smurfit-Stone Container Corp. (a)	7,000	120,680
		294,040
Metals & Mining - 5.5%
Agnico-Eagle Mines Ltd.	7,200	91,542
Alcan, Inc.	5,300	226,269
Alcoa, Inc.	6,500	222,170
Apex Silver Mines Ltd. (a)	14,400	290,880
Inco Ltd. (a)	8,100	302,046
Inmet Mining Corp. (a)	25,100	302,268
International Steel Group, Inc.	7,900	277,290
Nucor Corp.	4,600	259,026
Phelps Dodge Corp. (a)	3,900	295,113
Steel Dynamics, Inc. (a)	11,200	249,760
Wheaton River Minerals Ltd. (a)	91,100	241,274
		2,757,638
Paper & Forest Products - 0.5%
Bowater, Inc.	2,600	116,350
International Paper Co.	3,500	147,945
		264,295
TOTAL MATERIALS		4,645,079
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.0%
BellSouth Corp.	8,640	252,547
SBC Communications, Inc.	18,920	482,460
TELUS Corp. (non-vtg.)	15,850	283,083
		1,018,090
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	25,652	281,915
Crown Castle International Corp. (a)	20,310	251,844
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless Communications, Inc. Class B (a)	7,880	$ 209,590
SpectraSite, Inc. (a)	6,900	252,540
		995,889
TOTAL TELECOMMUNICATION SERVICES		2,013,979
UTILITIES - 3.1%
Electric Utilities - 2.0%
PG&E Corp. (a)	17,400	467,190
PPL Corp.	2,700	123,444
TXU Corp.	16,790	402,960
		993,594
Multi-Utilities & Unregulated Power - 1.1%
AES Corp. (a)	19,400	189,344
Calpine Corp. (a)	22,500	130,950
Sierra Pacific Resources (a)	33,100	260,497
		580,791
TOTAL UTILITIES		1,574,385
TOTAL COMMON STOCKS (Cost $41,388,064)		49,049,337
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 1.08% (b)	374	374
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	565,050	565,050
TOTAL MONEY MARKET FUNDS (Cost $565,424)		565,424
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $41,953,488)		49,614,761
NET OTHER ASSETS - 1.6%		781,466
NET ASSETS - 100%		$ 50,396,227
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.6%
Bermuda	3.8
Canada	3.7
Sweden	1.6
Cayman Islands	1.1
Others (individually less than 1%)	4.2
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $39,609,730 and $32,004,405, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,357 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $546,736) (cost $41,953,488) - See accompanying schedule		$ 49,614,761
Cash		1,410
Receivable for investments sold		3,253,006
Receivable for fund shares sold		207,834
Dividends receivable		23,484
Interest receivable		503
Prepaid expenses		194
Other receivables		8,743
Total assets		53,109,935

Liabilities
Payable for investments purchased	$ 1,691,016
Payable for fund shares redeemed	400,433
Accrued management fee	23,275
Other affiliated payables	11,947
Other payables and accrued expenses	21,987
Collateral on securities loaned, at value	565,050
Total liabilities		2,713,708

Net Assets		$ 50,396,227
Net Assets consist of:
Paid in capital		$ 41,423,887
Accumulated net investment loss		(38,029)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,349,061
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,661,308
Net Assets, for 3,935,565 shares outstanding		$ 50,396,227
Net Asset Value, offering price and redemption price per share ($50,396,227 ÷ 3,935,565 shares)		$ 12.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 206,388
Interest		3,932
Security lending		3,161
Total income		213,481

Expenses
Management fee Basic fee	$ 119,429
Performance adjustment	(1,529)
Transfer agent fees	53,080
Accounting and security lending fees	27,597
Non-interested trustees' compensation	85
Custodian fees and expenses	7,325
Registration fees	33,801
Audit	17,702
Legal	2,883
Miscellaneous	129
Total expenses before reductions	260,502
Expense reductions	(8,992)	251,510
Net investment income (loss)		(38,029)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,115,254
Foreign currency transactions	(1,498)
Total net realized gain (loss)		2,113,756
Change in net unrealized appreciation (depreciation) on: Investment securities	4,952,398
Assets and liabilities in foreign currencies	35
Total change in net unrealized appreciation (depreciation)		4,952,433
Net gain (loss)		7,066,189
Net increase (decrease) in net assets resulting from operations		$ 7,028,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	December 10, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (38,029)	$ (20,512)
Net realized gain (loss)	2,113,756	269,031
Change in net unrealized appreciation (depreciation)	4,952,433	2,708,875
Net increase (decrease) in net assets resulting from operations	7,028,160	2,957,394
Distributions to shareholders from net realized gain	(1,011,654)	-
Share transactions Net proceeds from sales of shares	23,902,771	40,700,057
Reinvestment of distributions	956,450	-
Cost of shares redeemed	(15,453,219)	(8,683,732)
Net increase (decrease) in net assets resulting from share transactions	9,406,002	32,016,325
Total increase (decrease) in net assets	15,422,508	34,973,719

Net Assets
Beginning of period	34,973,719	-
End of period (including accumulated net investment loss of $38,029 and undistributed net investment income of $0, respectively)	$ 50,396,227	$ 34,973,719
Other Information Shares
Sold	1,972,332	3,999,190
Issued in reinvestment of distributions	81,454	-
Redeemed	(1,272,899)	(844,512)
Net increase (decrease)	780,887	3,154,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2004
	(Unaudited)	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)
Net realized and unrealized gain (loss)	2.02	1.10
Total from investment operations	2.01	1.09
Distributions from net realized gain	(.29)	-
Net asset value, end of period	$ 12.81	$ 11.09
Total Return B, C	18.39%	10.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.26% A	1.63% A
Expenses net of voluntary waivers, if any	1.26% A	1.50% A
Expenses net of all reductions	1.22% A	1.44% A
Net investment income (loss)	(.18)% A	(.14)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,396	$ 34,974
Portfolio turnover rate	159% A	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 10, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Value Discovery Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 7,949,263	|
Unrealized depreciation	(408,199)
Net unrealized appreciation (depreciation)	$ 7,541,064
Cost for federal income tax purposes	$ 42,073,697

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. The fund's performance adjustment took effect in December 2003. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $503 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $8,992 for the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FVD-USAN-0304
1.789740.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Fidelity Puritan Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 25, 2004